    As filed with the Securities and Exchange Commission on April 30, 2002
                         File Nos. 33-20635 and 811-8037

                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549

                                   FORM N-1A

                        REGISTRATION STATEMENT UNDER THE
                             SECURITIES ACT OF 1933

                         Post-Effective Amendment No. 16

                                       AND

                        REGISTRATION STATEMENT UNDER THE
                         INVESTMENT COMPANY ACT OF 1940

                                Amendment No. 18

                             ORBITEX GROUP OF FUNDS
                           410 Park Avenue, 18th Floor
                            New York, New York 10022
                                 (212) 891-7900
                   M. Fyzul Khan 410 Park Avenue, 18th Floor,
                            New York, New York 10022

                                   Copies to:

        Kevin Meehan                               Leonard B. Mackey, Esq.
          President                            Clifford, Chance,Rogers & Wells
American Data Services, Inc.                           200 Park Avenue
      150 Motor Parkway                           New York, New York 10166
   New York, NY 11788-0132

It is proposed that this filing will become effective:

     [X]  immediately upon filing pursuant to Rule 485,paragraph (b)

     [ ]  on _________________ pursuant to Rule 485, paragraph (b)

     [ ]  60 days after filing pursuant to Rule 485, paragraph (a)(i)

     [ ]  on _____ pursuant to Rule 485, paragraph (a)(i)

     [ ]  75 days after filing pursuant to Rule 485, paragraph(a)(ii)

     [ ]  on _____ pursuant to Rule 485, paragraph(a)(ii)

     [ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Orbitex Group of Funds.

                                   Prospectus




                        --------------------------------

                                       The

                                     ORBITEX

                                  Cash Reserves
                                      Fund

                        --------------------------------




                              Institutional Shares







                                 April 30, 2002





            THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY
              REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

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TABLE OF CONTENTS

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THE FUND AT A GLANCE ......................................................    3

WHO MAY WANT TO INVEST IN THE FUND ........................................    6

FUND DETAILS ..............................................................    7

YOUR ACCOUNT ..............................................................    8

         Types of Accounts ................................................    8

         Purchasing Shares ................................................    8

         Selling Shares ...................................................   10

         How to Reach the Fund ............................................   12

PRICING OF FUND SHARES ....................................................   13

DISTRIBUTIONS .............................................................   13

FEDERAL TAX CONSIDERATIONS ................................................   13

         Taxes on Distributions ...........................................   13

         Tax Withholding ..................................................   13

         Other State and Local Tax Matters ................................   13

MANAGEMENT ................................................................   14

         Investment Adviser ...............................................   14

         Other Service Providers ..........................................   14


FINANCIAL HIGHLIGHTS ......................................................   15

WHERE TO GO FOR MORE INFORMATION ..........................................   16



PLEASE READ THIS PROSPECTUS. This prospectus explains the investment objective, risks and policies of the Orbitex Cash Reserves Fund, a series of the Orbitex Group of Funds. Reading the prospectus will help you decide whether the Fund is the right investment for you. The Prospectus also includes information that you will need to open your account and to buy or sell (redeem) shares of the Fund. Please keep it for future reference.

--------------------------------------------------------------------------------

THE FUND AT A GLANCE - ORBITEX CASH RESERVES FUND-INSTITUTIONAL SHARES

--------------------------------------------------------------------------------

This risk/return summary briefly describes the Orbitex Cash Reserves Fund's goals, principal investments, risks, expenses and performance. For further information on how this Fund is managed, please read the section entitled "Fund Details."


[GRAPHIC OMITTED]

MASTER-FEEDER STRUCTURE


The Orbitex Cash Reserves Fund (the "Fund") operates under a master-feeder structure. This means that the Fund seeks to meet its investment objective by investing all of its investable assets in the Money Market Portfolio of the AMR Investment Services Trust (the "Portfolio"). The Portfolio has an investment objective and employs investment strategies that are substantially the same as the Fund. For the period that the Fund invests its assets in the Portfolio, AMR Investment Services, Inc. is the Portfolio's investment adviser ("Portfolio Adviser.")


[GRAPHIC OMITTED]

INVESTMENT OBJECTIVE

The objective of the Fund is to provide current income while maintaining liquidity and a stable share price of $1.00.


[GRAPHIC OMITTED]

PRINCIPAL INVESTMENTS


The Fund is a money market fund, which invests primarily in high-quality, short-term, dollar-denominated money market instruments, including commercial paper, notes and bonds issued by U.S. corporations, obligations issued by the U.S. Government and its agencies and instrumentalities and obligations issued by U.S. and foreign banks, such as banker's acceptances and certificates of deposit. The Fund also invests in repurchase agreements backed by U.S. Government obligations.


The Fund invests more than 25% of its total assets in obligations issued by the domestic banking industry. However, for temporary defensive purposes when the Portfolio Adviser believes that maintaining this concentration may be inconsistent with the best interests of shareholders, the Fund may not maintain this concentration. Although the Fund may invest in banker's acceptances and certificates of deposit issued by U.S. branches of foreign banks, it invests only in securities denominated in U.S. dollars. To be considered high-quality, a security generally must be rated in one of the two highest credit-quality categories for short-term securities by at least two nationally recognized rating services (or by one, if only one rating service has rated the security). If a security is unrated, the Portfolio Adviser must determine that it is of equivalent quality to those in the two highest credit-quality categories.


The Fund will not exceed an average dollar weighted portfolio maturity of 90 days.



[GRAPHIC OMITTED]

PRINCIPAL RISKS

Although money market funds are considered to be among the safest of all investments, they are not risk free. Here are the main risks associated with an investment in the Fund:

o INTEREST RATE RISK: The yield paid by the Fund will vary with changes in short-term interest rates. In general, the price of a debt security may fall when interest rates rise and may rise when interest rates fall. The longer the average maturity of the securities held by the Fund, the more sensitive the Fund will be to interest rate changes.

o CREDIT RISK: Because the Fund only invests in high-quality obligations, credit risk is very low. Nevertheless, if an issuer fails to pay interest or repay principal, the value of your investment could decline.


o REPURCHASE AGREEMENTS Repurchase agreements are transactions in which the Fund buys securities from a seller (usually a bank or broker/dealer) that agrees to buy them back from the Fund on a certain date and at a certain price. Repurchase agreements carry the risk that the other party may not fulfill its obligations under the agreement. This could cause the value of your investment to decline.


o SHARE PRICE: There is no guarantee that the Fund will be able to preserve the value of your investment at $1.00 per share.

o INFLATION RISK: There is a possibility that rising prices of goods and services may have the effect of offsetting the Fund's total return.

o SELECTION OF INVESTMENTS: The Portfolio Adviser evaluates the risk and reward presented by all securities purchased by the Fund and how they advance the Fund's investment objective. It is possible, however, that these evaluations may be inaccurate.


AN INVESTMENT IN THE FUND IS NOT A DEPOSIT OF ANY BANK AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.


                                 Prospectus - 3

PERFORMANCE AND VOLATILITY


The Fund commenced operations on June 7, 2000. The chart and table below show the performance of the Institutional Class Shares of the Fund for the calendar year ended December 31, 2001 and the Institutional Class Shares of the American AAdvantage Money Market Fund ("AAdvantage Fund") for each calendar year prior thereto. Like the Fund, the AAdvantage Fund invests all of its investable assets in the Portfolio. The AAdvantage Fund has been managed by the Portfolio Adviser since its inception on September 1, 1987.

During certain years, the expense ratio for the AAdvantage Fund was lower than the expense ratio of the Institutional Class of the Fund. For the following fiscal years, the expense ratios of the AAdvantage Fund were 0.25% (2001), 0.24%
(2000), 0.24% (1999), 0.23% (1998), 0.23% (1997), 0.24% (1996), 0.23% (1995),
0.21% (1994), 0.23% (1993) and 0.26% (1992). Because the AAdvantage Fund had
lower expenses during some of these years, its performance was generally better than the Fund's would have been during these years.


The bar chart and table below provide some indication of the risk of an investment in the Fund by showing how the performance of the AAdvantage Fund, which also invests in the Portfolio, has varied from year to year.

Investors may call 1-888-ORBITEX to obtain the Fund's current seven-day yield.

Past performance of the AAdvantage Fund is not necessarily indicative of how the Fund will perform in the future.



                  TOTAL RETURN FOR THE YEAR ENDED DECEMBER 31

                               [GRAPHIC OMITTED]


4.02%   3.28%   4.22%   6.04%   5.50%   5.64%   5.56%   5.18%   6.45%   4.15%

1992    1993    1994    1995    1996    1997    1998    1999    2000     2001


The performance for the year ended December 31, 2001 was the performance of the Cash Reserves Fund, Institutional Class. All prior years represent performance of the AAdvantage Fund. During the period shown in the bar chart, the highest return for a quarter was 0.65% (3rd and 4th Quarters 2000) and the lowest return for a quarter was 0.63% (4th quarter 2001).


Average Annual Total Return (for the periods ended December 31, 2001)

                                            1 year     5 years     10 years
                                            ------     -------     --------
American AAdvantage Money Market Fund-
  Institutional Class                        4.15%       5.39%       5.00%

Average Annualized Total Return (for the periods ended December 31, 2001)

                                            1 Year       Since Inception*
                                            ------       ---------------
Orbitex Cash Reserves Fund-
  Institutional Class                        4.15%           5.07%


-------------------
*Inception of the Institutional Class is June 7, 2000.



                                 Prospectus - 4

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THE FUND AT A GLANCE - ORBITEX CASH RESERVES FUND-INSTITUTIONAL SHARES

--------------------------------------------------------------------------------

INVESTOR EXPENSES


        This table describes the fees and expenses that you may pay if you buy and hold Institutional Shares of the Fund.(1)




    SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
      Maximum Sales Charge (Load) Imposed on Purchase                    None
      Maximum Deferred Sales Charge (Load)                               None
      Maximum Sales Charge (Load) Imposed on Reinvested Dividends        None
    Distributions
      Redemption Fee                                                     None
      Exchange Fee                                                       None

    ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

      Management Fees                                                  0.10%
      Distribution and/or Service (12b-1) Fees                         None
      Other Expenses                                                   0.38%
                                                                       -----
      Total Annual Operating Expenses                                  0.48%
      Fee Waiver and Expense Reimbursement                             0.24%(2)
                                                                       -----
      Net Expenses                                                     0.24%
                                                                       =====


         (1) The expense table and the example below reflect the expenses of both the Fund and the Portfolio.


          (2) The Distributor has contractually agreed to reimburse expenses to the extent necessary so that Institutional Shares total annual operating expenses do not exceed 0.24% of the average daily net assets attributable to such Class. This contractual arrangement will remain in effect until at least December 31, 2002.



EXAMPLE


This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% annual return, the reinvestment of all dividends and distributions and that the Fund's operating expenses remain the same as shown in the table above. Because the Distributor's expense reimbursement is only guaranteed through December 31, 2002, Net Expenses are used to calculate costs in year one, and Total Annual Operating Expenses are used to calculate costs in years two through ten. Although your actual costs and the return on your investment may be higher or lower, based on these assumptions your costs would be:


               1 Year                                     $25
               3 Years                                   $130
               5 Years                                   $245
               10 Years                                  $580




                                 Prospectus - 5

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WHO MAY WANT TO INVEST IN THE ORBITEX CASH RESERVES FUND-INSTITUTIONAL SHARES

--------------------------------------------------------------------------------


We designed the ORBITEX CASH RESERVES FUND for investors who:

        o     are making short-term investments
        o     are investing emergency reserve money
        o want to avoid high volatility or possible losses on their investment
        o     are seeking regular income consistent with these goals


The ORBITEX CASH RESERVES FUND is NOT appropriate for investors who seek one or more of the following:

        o     high long-term growth
        o     tax-exempt income

If you are seeking investments with these characteristics, you may wish to consider other funds in the Orbitex Group of Funds. To obtain a free prospectus, please call us at 1-888-ORBITEX (OR 1-888-672-4839).


















                                 Prospectus - 6

--------------------------------------------------------------------------------

FUND DETAILS - ORBITEX CASH RESERVES FUND-INSTITUTIONAL SHARES

--------------------------------------------------------------------------------



INVESTMENT DETAILS OF THE ORBITEX CASH RESERVES FUND


[GRAPHIC OMITTED]

INVESTMENT OBJECTIVE

The objective of the Fund is to provide current income while maintaining liquidity and a stable share price of $1.00.


[GRAPHIC OMITTED]

PRINCIPAL INVESTMENT STRATEGIES

The Fund invests in high quality, short-term, dollar-denominated money market instruments. Money market instruments are short-term investments, usually with a maturity of 13 months or less. Some common money market instruments are:

o Treasury bills and notes, which are securities issued by the U.S. Government or its agencies and instrumentalities.

o Commercial paper, which is a promissory note issued by a large company or financial firm.

o   Banker's acceptances, which are credit instruments guaranteed by a bank.

o Negotiable certificates of deposit, which are issued by banks in large denominations.

To be considered high-quality, a security generally must be rated in one of the two highest credit-quality categories for short-term securities by at least two nationally recognized rating services (or by one, if only one rating service has rated the security). If a security is unrated, the Portfolio Adviser must determine that its credit quality is equivalent to that of a security rated in one of the two highest credit-quality categories, pursuant to guidelines approved by the Board of Trustees of the AMR Investment Services Trust.

The Fund may also invest in repurchase agreements backed by U.S. Government obligations. Repurchase agreements are transactions in which the Fund buys securities from a seller (usually a bank or broker-dealer) that agrees to buy them back from the Fund on a certain date and at a certain price.

The Fund will maintain a dollar-weighted average maturity of 90 days or less and will not invest in securities with a remaining maturity of more than 397 days.


[GRAPHIC OMITTED]

MASTER-FEEDER STRUCTURE

The Fund operates in a "master-feeder" structure. This means that the Fund is a "feeder" fund that invests all of its investable assets in a "master" fund (i.e., the Portfolio) with the same investment objective. The "master" fund purchases securities for investment.

The Fund can withdraw its investment in the Portfolio at any time if the Adviser and the Fund's Board determine that it is in the best interest of the Fund and its shareholders to do so. If this happens, the Fund's assets will be invested according to the investment policies and restrictions described in this Prospectus.


















                                 Prospectus - 7

--------------------------------------------------------------------------------

YOUR ACCOUNT

--------------------------------------------------------------------------------


[GRAPHIC OMITTED]


This section describes the services that are available to shareholders.

TYPES OF ACCOUNTS

If you are making an initial investment in the Fund, you will need to open an account. You may establish the following types of accounts:

o INDIVIDUAL OR JOINT OWNERSHIP. One person owns an individual account while two or more people own a joint account. We will treat each individual owner of a joint account as authorized to give instructions on purchases, sales and exchanges of shares without notice to the other owners. However, we will require each owner's signature guarantee for any transaction requiring a signature guarantee.

o TRUST. A trust can open an account. You must include the name of each trustee, the name of the trust and the date of the trust agreement, and any amendments, on the application.


o GIFT OR TRANSFER TO MINORS. A Custodian maintains a Uniform Gifts to Minors Act (UGMA) or Uniform Transfers to Minors Act (UTMA) account for the benefit of a minor. To open a UGMA or UTMA account, you must include the minor's social security number on the application.

o CORPORATIONS, PARTNERSHIPS AND OTHER LEGAL ENTITIES. Corporations, partnerships and other legal entities may also open an account. A general partner of the partnership or an authorized officer of the corporation or other legal entity must sign the application and resolution form.

o RETIREMENT. If you are eligible, you may set up your account under a tax-sheltered retirement plan, such as an Individual Retirement Account
     (IRA), Roth IRA, Rollover IRA, SEP-IRA, Keogh account or other retirement plan. Your financial consultant can help you determine if you are eligible.



PURCHASING SHARES

Shares are offered without any sales charges, and are not subject to any 12b-1 or shareholder servicing fees.



Once you have chosen the type of account, you are ready to establish an account. YOU MUST COMPLETE AND SIGN AN APPLICATION FOR EACH ACCOUNT YOU OPEN WITH THE FUND.


Shares of the Fund are available to investors with a minimum initial investment of $1,000,000. The minimum for subsequent investments is $100,000.


The Fund or the distributor of the Fund's shares, Orbitex Funds Distributor, Inc. (the "Distributor"), may waive or lower these minimum initial investment amounts in certain cases.


You can establish your account directly with the Fund by submitting a completed account application and sending your payment by Federal Reserve wire or check.



PURCHASE ORDER PROCEDURES

The price for Fund shares is the Fund's net asset value per share (NAV). We determine the NAV at 4:00 p.m. Eastern time every day that the Federal Reserve Bank of New York is open. We will price your order at the next NAV calculated after the Fund accepts your order. For more information on how we price shares, see "Pricing of Fund Shares" on page 13.

Before your payment can be invested in the Fund, it must be converted to "federal funds," which are Federal Reserve deposits that banks and other financial institutions draw upon to meet short-term cash needs, and which the Fund uses to pay for the securities it buys.


No sales charges are assessed on the purchase or sale of Fund shares. Shares of the Fund are offered and purchase orders accepted between the hours of 8:30 a.m. and 5:30 p.m. Eastern time on any day on which the Federal Reserve Bank of New York is open for business.

If a purchase order is received by wire prior to the Fund's deadline, the purchase price will be the NAV per share next determined on that day, and you will begin earning dividends on your investment that day. If a purchase order is received by wire after the applicable deadline, the purchase price will be the NAV, and you will begin earning dividends, on the following day that the Fund is open for business. Checks to purchase shares are accepted subject to collection at full face value in U.S. funds and must be drawn in U.S. dollars on a U.S. bank. The Funds will not accept cash, "starter" checks, credit card checks or third party checks.


If you pay for your shares by check, it will typically take us one business day to convert your payment to federal funds. Because of this conversion period, if we receive your check before 3:00 p.m. Eastern time, your account will be credited with the purchase, and normally you will begin earning dividends on the next business day.

The Fund, the Manager and the Distributor each reserve the right to reject any purchase for any reason and to cancel any purchase due to non-payment. If we cancel your purchase due to non-payment, you will be responsible for any loss the Fund incurs.




                                 Prospectus - 8

--------------------------------------------------------------------------------
METHOD OF PURCHASE   PURCHASE PROCEDURES
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Through a            Contact your Financial Consultant. Your Financial
Financial            Consultant can tell you the time by which you must submit
Consultant           your order in order to begin receiving dividends that day.
                     Your Financial Consultant must transmit the order to the
[GRAPHIC OMITTED]    Funds before 3:00 p.m. Eastern time.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
By Mail or Fax       Send your completed application with your check, payable to
                     "Orbitex Group of Funds - Cash Reserves Fund" to:
[GRAPHIC OMITTED]
                           Orbitex Group of Funds
                           c/o Orbitex Data Services, Inc.
                           14707 California Street, Suite 5
                           P.O. Box 542007
                           Omaha, Nebraska 68154

                     You may also fax your application. Our fax number is 1-402-963-9094. Please note that we cannot open your account until we receive your payment by check or federal funds wire.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
By Wire
                     INITIAL  PURCHASE: Call 1-888-ORBITEX for instructions and
[GRAPHIC OMITTED]    to receive an account number. You will need to instruct a
                     Federal Reserve System member bank to wire funds to: First
                     National Bank of Omaha, ABA No. 104000016, Credit: Orbitex
                     Cash Reserves Fund, DDA No. 11286033, FBO: [Shareholder
                     Name], Orbitex Cash Reserves Fund, [Shareholder Account
                     Number]. You must also complete and mail or fax an application to the address shown above under "By Mail or Fax."
                     o

                     SUBSEQUENT PURCHASE: Wire funds to the designated account at First National Bank of Omaha, at the address above.

                     You may wire funds between 8:30 a.m. and 3:00 p.m. Eastern time. To make a same-day wire investment, please notify Orbitex by 2:00 p.m. Eastern time of your intention to wire funds, and make sure your wire arrives by 3:00 p.m. Eastern time. Please note that your bank may charge a fee for the wire. WIRE TRANSACTIONS ARE NOT AVAILABLE FOR RETIREMENT ACCOUNTS.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
By Telephone         If you have not declined or canceled your telephone
[GRAPHIC OMITTED]    investment privilege, you may make subsequent purchases in your account by telephoning 1-888-ORBITEX between 8:30 a.m.
                     and 5:30 p.m. Eastern time on any day the Fund is open for business. Purchase requests received after 3:00 p.m.
                     Eastern time will be executed on the next day that the Fund is open for business. We will electronically transfer money from the bank account you designate on your Application to your account with the Trust.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
IMPORTANT            Once you have requested a telephone transaction, and
NOTES                a confirmation number has been assigned, the transaction
                     cannot be revoked. We reserve the right to refuse any purchase request.

                     Redemptions may be delayed until checks from prior purchases sufficient to cover the redemption amount have been received and have cleared. This can take up to ten calendar days.
--------------------------------------------------------------------------------


                                 Prospectus - 9

SELLING SHARES

You have the right to sell all or any part of your shares subject to certain restrictions. Selling your shares in the Fund is a "redemption" because the Fund buys back its shares. We will redeem your shares at the NAV next computed following receipt of your redemption request.

We will mail your redemption proceeds to your current address of record or transmit them electronically to your designated bank account. Except under certain conditions discussed below, we will send your redemption to you within seven days after we receive your redemption request. Delivery of proceeds from shares purchased by check or pre-authorized automatic investment may be delayed until the funds have cleared. This may take up to 15 calendar days.

The Fund reserves the right to suspend redemptions or postpone the date of payment (i) when the NYSE or Federal Reserve is closed (other than for customary weekend and holiday closings); (ii) when trading on the NYSE is restricted;
(iii) when the SEC determines that an emergency exists so that disposal of the Fund's investments or determination of its NAV is not reasonably practicable; or
(iv) by order of the SEC for protection of the Fund's shareholders.

Although the Fund intends to redeem shares in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of readily marketable securities held by the Portfolio. Unpaid dividends credited to an account up to the date of redemption of all shares of the Fund generally will be paid at the time of redemption.

The Fund cannot accept requests that specify a certain date for redemption or which specify any other special conditions.

Please call 1-888-ORBITEX for further information. WE WILL NOT PROCESS YOUR REDEMPTION REQUEST IF IT IS NOT IN PROPER FORM (SEE CHART BELOW). WE WILL NOTIFY YOU IF YOUR REDEMPTION REQUEST IS NOT IN PROPER FORM.

If, as a result of your redemption, your account value drops below $750,000, for Institutional Shares we may redeem the remaining shares in your account. We will notify you in writing of our intent to redeem your shares. We will allow at least sixty days thereafter for you to make an additional investment to bring your account value up to at least $750,000 for Institutional Shares before we will process the redemption.

--------------------------------------------------------------------------------
METHOD OF REDEMPTION    REDEMPTION PROCEDURES
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Through a Financial     Contact your financial consultant.
Professional

[GRAPHIC OMITTED]

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
By Telephone            You may authorize redemption of some or all shares in
                        your account with the Fund by telephoning the Fund at
[GRAPHIC OMITTED]       1-888-ORBITEX between 8:30 a.m. and 5:30 p.m. Eastern
                        time on any day the Fund is open for business.
                        Redemption requests received after 3:00 p.m. Eastern time will be executed on the next day that the Fund is open for business. You will not be eligible to use the telephone redemption service if you:

                        o have declined or canceled your telephone investment privilege;

                        o wish to redeem shares valued at $25,000 or greater or if you ask us to send the redemption proceeds to an address other than the address of record or to a person other than the registered shareholder(s) for the account; or

                        o must provide supporting legal documents such as signature guarantee, or if necessary for redemption requests by corporations, trusts and partnerships; or

                        o  wish to redeem from a retirement account.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
By Check Choose the check-writing feature on the account application.

                        o  Minimum check amount is $100.

                        o A $2 service fee per check is charged for check copies.

                        o A 15% service fee will be charged when a check is presented for an amount greater than the value of the shareholder's account.

                        o  A $12 fee will be charged for "stop payment" request
--------------------------------------------------------------------------------


                                 Prospectus - 10

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
METHOD OF REDEMPTION    REDEMPTION PROCEDURES (CONTINUED)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
By Mail                 You may mail a written request to Orbitex Group of
                        Funds. Our mailing address is c/o Orbitex Data Services,
[GRAPHIC OMITTED]       Inc. P.O. 14707 California Street, Suite 5, Box 542007,
                        Omaha, Nebraska 68154. You must include the following information in your written request:

                        o a letter of instruction stating the name of the Fund, the number of shares you are redeeming, the names in which the account is registered and your account number;

                        o other supporting legal documents, if necessary, for redemption requests by corporations, trusts and partnerships; and

                        o a signature guarantee when you request us to send the redemption proceeds to an address other than the address of record or to a person other than the registered shareholder(s) for the account or for an amount of $25,000 or larger.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
By Fax                  You may fax a written request to Orbitex Group of Funds.
                        Our fax number is 1-402-963-9094. You must include the following information in your written request:

                        o a letter of instruction stating the name of the Fund, the number of shares you are redeeming, the name(s) in which the account is (are) registered and your account number;

                        NOTE: WE CANNOT ACCEPT A WRITTEN REDEMPTION REQUEST IF SUPPORTING LEGAL DOCUMENTS OR A SIGNATURE GUARANTEE IS NECESSARY FOR THE REQUEST TO BE IN "GOOD ORDER."

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Request in "Good        For our mutual protection, your redemption request must
Order"                  include:

                        o  your account number;
                        o  the amount of the transaction;
                        o for mail request, signatures of all owners exactly as registered on the account;
                        o signature guarantees, if required (signature guarantees can be obtained at most banks, credit unions, and licensed brokers); and
                        o any supporting legal documentation that may be required.

                        Your redemption request will be processed at the next-determined share price after we have received all required information.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
IMPORTANT NOTE          Once we have processed your redemption request, and a
                        confirmation number has been given, the transaction
                        CANNOT be revoked.

--------------------------------------------------------------------------------



                                 Prospectus - 11

Telephone Redemptions

We will automatically establish the telephone redemption option for your account, unless you instruct us otherwise in writing. Telephone redemptions are easy and convenient, but this account option involves a risk of loss from unauthorized or fraudulent transactions. We will take reasonable precautions to protect your account from fraud. You should do the same by keeping your account information private and by reviewing immediately any account statements and confirmations that you receive. Please contact us immediately about any transaction you believe to be unauthorized.

Orbitex reserves the right to refuse a telephone redemption if the caller cannot provide:

o    the account number

o    the name and address exactly as registered on the account

o the primary social security or employer identification number as registered on the account

We may also require a password from the caller. Orbitex will not be responsible for any account losses due to telephone fraud so long as we have taken reasonable steps to verify the caller's identity. If you wish to cancel the telephone redemption feature for your account, please notify us in writing.

Options for Redemption Proceeds

You may receive your redemption proceeds by check or by wire.

Check Redemptions. Normally we will mail your check within two business days of a redemption.


Wire Redemptions. Before you can receive redemption proceeds by wire, you must establish this option by completing a special form or the appropriate section of your account application. The Fund's transfer agent imposes a $10.00 fee for each wire redemption and deducts the fee directly from your account.

If we receive your request for a wire redemption by noon Eastern time, the wire will arrive at your bank by the close of business that same day. Requests that we receive later than noon Eastern time will arrive at your bank by the close of business the following business day. We require a minimum redemption of $25,000 of the Institutional Shares in order to send your redemption proceeds by wire.


Transferring Registration


You can transfer the registration of your shares in the Fund to another owner by completing a transfer form and sending it to Orbitex Data Services, Inc., P.O. Box 542007, 14707 California Street, Suite 5, Omaha, Nebraska 68154.


                              HOW TO REACH THE FUND

--------------------------------------------------------------------------------
We are available to answer your questions about the Fund or your account by telephone or by mail Monday through Friday 8:30 a.m. to 5:30 p.m. Eastern time on any day that the Federal Reserve Bank of New York is open for business. Please note, however, that purchase or redemption requests must be received by 3:00 p.m. Eastern time on a day the Fund is open for business. Purchase or redemption requests received after 3:00 p.m. Eastern time will be executed on the next day that the Fund is open for business.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
By telephone
                                   1-888-ORBITEX (or 1-888-672-4839)
[GRAPHIC OMITTED]                  Call for account or Fund information

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
By regular mail                    Orbitex Group of Funds
                                   c/o Orbitex Data Services, Inc.
[GRAPHIC OMITTED]                  14707 California Street, Suite 5
                                   P.O. Box 542007,
                                   Omaha, Nebraska 68154

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
By express or registered mail      Orbitex Group of Funds
                                   c/o Orbitex Data Services, Inc.
                                   14707 California Street, Suite 5
                                   Omaha, Nebraska 68154
--------------------------------------------------------------------------------


                                 Prospectus - 12

--------------------------------------------------------------------------------
PRICING OF FUND SHARES
--------------------------------------------------------------------------------

The Fund's net asset value per share, or NAV, is calculated each day the Federal Reserve Bank of New York is open. The NAV is the value of a single share of a Fund. The NAV is calculated at 4:00 p.m. Eastern time. The NAV is determined by subtracting the total of the Fund's liabilities from its total assets and dividing the remainder by the number of shares outstanding. The securities in the Fund's portfolio are valued at their amortized cost, which does not take into account unrealized gains or losses on securities. This method involves initially valuing a security at its cost and thereafter assuming a constant amortization to maturity of any premium paid or accreting discount. The amortized cost method minimizes changes in the market value of the Fund's portfolio securities and helps it maintain a stable price of $1.00 per share. There can be no assurance, however, that the Fund will maintain its net asset value at $1.00 per share.


--------------------------------------------------------------------------------
DISTRIBUTIONS
--------------------------------------------------------------------------------


As a shareholder, you are entitled to your share of the Fund's net income (interest less expenses) and capital gains on its investments.

The Fund declares dividends from net investment income daily and pays them the first business day after the end of each month. Shares purchased by wire before 3:00 p.m. Eastern time begin earning dividends that day. Although the Fund does not expect to realize net long-term capital gains, any capital gains realized will be distributed at least annually.

You will receive distributions from the Fund in additional shares of the Fund unless you choose to receive your distributions in cash. If you wish to change the way in which you receive distributions, you should call 1-888-ORBITEX for instructions.


If you have elected to receive distributions in cash, and the U.S. Postal or other delivery service returns your check to the Fund as undeliverable, you will not receive interest on amounts represented by the uncashed checks.



--------------------------------------------------------------------------------
FEDERAL TAX CONSIDERATIONS
--------------------------------------------------------------------------------


Your investment will have tax consequences that you should consider. Some of the more common federal tax consequences are described here but you should consult your tax consultant about your particular situation.

TAXES ON DISTRIBUTIONS

You will generally be subject to federal income tax and possibly state taxes on all Fund distributions. Your distributions will be taxed in the same manner whether you receive the distributions in cash or additional shares of the Fund. The Fund expects that all, or substantially all, of its distributions will consist of ordinary income. Taxable dividends paid in January may be taxable as if they had been paid the previous December. The Fund sends detailed tax information to its shareholders about the amount and type of its distributions by January 31 for the prior calendar year.

TAX WITHHOLDING

The Fund may be required to withhold U.S. federal income tax at the rate of 31% from all taxable distributions payable to shareholders who fail to provide the Fund with their correct taxpayer identification number or to make required certifications, or who have been notified by the IRS that they are subject to backup withholding. Any such withheld amounts may be credited against the shareholder's U.S. federal income tax liability.

OTHER STATE AND LOCAL TAX MATTERS

Generally, shareholders may also be subject to state and local taxes on distributions and redemptions. State income taxes may not apply, however, to the portions of the Fund's distributions, if any, that are attributable to interest on U.S. Government securities or on securities of the particular state.




                                 Prospectus - 13

--------------------------------------------------------------------------------
MANAGEMENT
--------------------------------------------------------------------------------


INVESTMENT ADVISER OF THE ORBITEX CASH RESERVES FUND


Orbitex Management, Inc. (the "Manager"), 410 Park Avenue, New York, NY 10022, is the Fund's investment adviser. The Manager is a subsidiary of Orbitex Financial Services Group, Inc. and an affiliate of Circle Trust Company, Clarke Lanzen Skalla Investment Firm, Inc, Orbitex Funds Distributor, Inc., Orbitex Fund Services, Inc. and Orbitex Data Services, Inc.

As long as the Fund invests all of its investable assets in the Portfolio, investment decisions will be made by the investment adviser to the Portfolio, AMR Investment Services, Inc.

Pursuant to an investment advisory agreement with Orbitex Group of Funds, the Manager has been retained as a "dormant" or "back-up" investment adviser to manage the assets of the Fund that are not invested in the Portfolio. If the Fund redeems assets from the Portfolio and invests them directly, the Manager would be responsible for formulating the Fund's investment programs and for making day-to-day investment decisions and engaging in portfolio transactions for those assets.

The Manager also furnishes corporate officers, provides office space, services and equipment and supervises all matters relating to the Fund's operations. The advisory agreement also provides that the Manager may retain sub-advisers at the Manager's own cost and expense, for the purpose of managing the investment of the assets of the Fund.

The investment advisory agreement with the Manager provides that, as compensation for its services, the Manager will receive a fee at an annualized rate based on the Fund's average daily net assets. The Manager has agreed to waive its advisory fee for the period that the Fund is a "feeder" in a master-feeder relationship.

INVESTMENT ADVISER OF THE MONEY MARKET PORTFOLIO OF THE AMR INVESTMENT SERVICES TRUST


AMR Investment Services, Inc. is the Portfolio's investment adviser. The Portfolio Adviser's address is 4151 Amon Carter Boulevard, MD 2450, Fort Worth, Texas 76155. The Portfolio Adviser is a wholly-owned subsidiary of AMR Corporation, the parent company of American Airlines, Inc. The Portfolio Adviser was organized in 1986 to provide investment management, advisory, administrative and asset management consulting services. As of March 31, 2002, the Portfolio Adviser had approximately $35.3 billion of assets under management, including approximately $21.6 billion under active management and $13.7 billion as named fiduciary or financial adviser. Of this total, approximately $15.4 billion of assets are related to AMR Corporation. American AAdvantage Money Market Fund is a registered service mark of AMR Investment Services, Inc. American Airlines is not responsible for investments made in the Orbitex Cash Reserves Fund.


OTHER SERVICE PROVIDERS

The Fund also relies on other companies to provide necessary services for its day-to-day operations. Below is a list of these service providers.

ADMINISTRATOR AND FUND ACCOUNTANT


       Orbitex Fund Services, Inc.
       The Hauppauge Corporate Center
       150 Motor Parkway
       Hauppauge, New York 11788

TRANSFER AGENT

       Orbitex Data Services, Inc.
       14707 California Street, Suite 5
       P.O. Box 542007
       Omaha, Nebraska 68154

DISTRIBUTOR

       Orbitex Funds Distributor, Inc.
       14747 California Street
       P.O. Box 542047
       Omaha, Nebraska 68154

CUSTODIAN

       Circle Trust Company
       Metro Center, One Station Place, Suite 30
       Stamford, Connecticut 06902

COUNSEL

       Clifford Chance Rogers & Wells LLP
       200 Park Avenue
       New York, New York 10166

INDEPENDENT ACCOUNTANTS

Fund

       PricewaterhouseCoopers LLP
       1177 Avenue of the Americas
       New York, New York 10036

Portfolio

       Ernst & Young LLP
       2121 San Jacinto #1500
       Dallas, Texas 75201



                                 Prospectus - 14

FINANCIAL HIGHLIGHTS - INSTITUTIONAL SHARES


THE FINANCIAL HIGHLIGHTS TABLE IS INTENDED TO HELP YOU UNDERSTAND THE FUND'S FINANCIAL PERFORMANCE FOR EACH FISCAL PERIOD PRESENTED. CERTAIN INFORMATION REFLECTS FINANCIAL RESULTS FOR A SINGLE FUND SHARE. THE TOTAL RETURNS IN THE TABLE REPRESENT THE RATE THAT AN INVESTOR WOULD HAVE EARNED OR LOST ON AN INVESTMENT IN THE FUND (ASSUMING REINVESTMENT OF ALL DIVIDENDS AND DISTRIBUTIONS). THIS INFORMATION HAS BEEN AUDITED BY PRICEWATERHOUSECOOPERS LLP, WHOSE REPORT, ALONG WITH THE FUND'S FINANCIAL STATEMENTS, ARE INCLUDED IN THE FUND'S ANNUAL REPORT, WHICH IS AVAILABLE UPON REQUEST.



-------------------------------------------------------------------------------


                                                                     YEAR ENDED                  PERIOD ENDED
                                                                    DECEMBER 31,                 DECEMBER 31,
                                                                        2001                        2000(1)

Net asset value, beginning of period...............................   $ 1.0000                   $  1.0000
Investment Operations
Net investment income..............................................     0.0408                      0.0408
Distributions From
Net investment income..............................................    (0.0408)                    (0.0370)
                                                                       -------                     -------
Net asset value, end of period.....................................    $1.0000                     $1.0000
                                                                       =======                     =======

Total return.......................................................       4.15%                       6.59%(2)

Ratios/Supplementary Data
Net Assets, at End of Period (000's omitted).......................    $38,155                    $ 26,684

Ratio of expenses to average net assets:
Expenses including reimbursement/waiver(3).........................       0.24%                       0.24%(4)
Expenses excluding reimbursement/waiver(3).........................       0.48%                       2.08%(4)
Net investment income including reimbursement/waiver...............       4.04%                       6.50%(4)


---------------
(1) For the period June 7, 2000 (commencement of operations) to December 31,
    2000.
(2) Not annualized.
(3) Includes the Fund's share of the Portfolio's allocated expenses.
(4) Annualized.


                                 Prospectus - 15

WHERE TO GO FOR MORE INFORMATION:

You will find more information about the ORBITEX Cash Reserves Fund and the Orbitex Group of Funds in the following documents:

     o ANNUAL AND SEMI-ANNUAL REPORTS: Our annual and semi-annual reports list the Fund's holdings, describe its performance, include financial statements for the Fund, and discuss the market conditions and strategies that significantly affected the Fund's performance during their last fiscal year.

     o STATEMENT OF ADDITIONAL INFORMATION: The Statement of Additional Information contains additional and more detailed information about the Fund, and is incorporated by reference into this prospectus (it is considered to be a part of this Prospectus).

The SAI and the financial statements included in the current annual and semi-annual reports are incorporated by reference into (and are thus a part of) this prospectus.

THERE ARE THREE WAYS TO GET A COPY OF THESE DOCUMENTS:

1.   Call or write for one, and a copy will be sent without charge.

         ORBITEX GROUP OF FUNDS
         C/O ORBITEX DATA SERVICES, INC.
         P.O. BOX 542007
         OMAHA, NEBRASKA 68154
         1-888-ORBITEX (OR 1-888-672-4839)
         WWW.ORBITEXUSA.COM

2. Write the Public Reference Room of the Securities and Exchange Commission ("SEC") and ask them to mail you a copy. Or, you may e-mail your request to publicinfo@sec.gov. The SEC charges a fee for this service. You can also go to the Public Reference Room and copy the documents while you are there. Information about the Public Reference Room may be obtained by calling the number below.

         PUBLIC REFERENCE ROOM
         U.S. SECURITIES & EXCHANGE COMMISSION
         450 FIFTH STREET, NW, WASHINGTON, DC 20549-0102.
         1-202-942-8090

3. Go to the SEC's website (www.sec.gov) and download a free text-only version.


If you are a current Fund shareholder and would like information about your account, account transactions, or account statements, please call us at 1-888-ORBITEX (OR 1-888-672-4839)


If you purchased your shares through a financial institution, you may contact that institution for more information.








      The Orbitex Group of Funds Investment Company Act File Number is 811-8037.



                                 Prospectus - 16

                                   Prospectus



                        --------------------------------

                                       The

                                     ORBITEX

                                  Cash Reserves
                                      Fund

                        --------------------------------





                                 Investor Shares


                               -------------------









                                 April 30, 2002




            THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY
              REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.



                                 Prospectus - 1

--------------------------------------------------------------------------------
TABLE OF CONTENTS
--------------------------------------------------------------------------------


THE FUND AT A GLANCE........................................................   3
WHO MAY WANT TO INVEST IN THE FUND..........................................   6
FUND DETAILS................................................................   7
YOUR ACCOUNT................................................................   8
         Types of Accounts..................................................   8
         Purchasing Shares..................................................   8
         Selling Shares.....................................................  11
         How to Reach the Fund .............................................  13
PRICING OF FUND SHARES......................................................  14


DISTRIBUTIONS...............................................................  14
FEDERAL TAX CONSIDERATIONS..................................................  14
         Taxes on Distributions.............................................  14
         Tax Withholding....................................................  14
         Other State and Local Tax Matters..................................  14
MANAGEMENT..................................................................  15
         Investment Adviser.................................................  15
         Other Service Providers............................................  15
FINANCIAL HIGHLIGHTS........................................................  16
WHERE TO GO FOR MORE INFORMATION............................................  17

PLEASE READ THIS PROSPECTUS. This prospectus explains the investment objective, risks and policies of the Orbitex Cash Reserves Fund, a series of the Orbitex Group of Funds. Reading the prospectus will help you decide whether the Fund is the right investment for you. The Prospectus also includes information that you will need to open your account and to buy or sell (redeem) shares of the Fund. Please keep it for future reference.




                                 Prospectus - 2

--------------------------------------------------------------------------------
THE FUND AT A GLANCE - ORBITEX CASH RESERVES FUND-INVESTOR SHARES
--------------------------------------------------------------------------------



This risk/return summary briefly describes the Orbitex Cash Reserves Fund's goals, principal investments, risks, expenses and performance. For further information on how this Fund is managed, please read the section entitled "Fund Details."

[GRAPHIC OMITTED]

                           MASTER-FEEDER STRUCTURE

The Orbitex Cash Reserves Fund (the "Fund") operates under a master-feeder structure. This means that the Fund seeks to meet its investment objective by investing all of its investable assets in the Money Market Portfolio of the AMR Investment Services Trust (the "Portfolio"). The Portfolio has an investment objective and employs investment strategies that are substantially the same as the Fund. For the period that the Fund invests its assets in the Portfolio, AMR Investment Services, Inc. is the Portfolio's investment adviser ("Portfolio Adviser.")

[GRAPHIC OMITTED]           INVESTMENT OBJECTIVE

The objective of the Fund is to provide current income while maintaining liquidity and a stable share price of $1.00.

[GRAPHIC OMITTED]           PRINCIPAL INVESTMENTS


The Fund is a money market fund which invests primarily in high-quality, short-term, dollar-denominated money market instruments, including commercial paper, notes and bonds issued by U.S., corporations, obligations issued by the U.S. Government and its agencies and instrumentalities and obligations issued by U.S. and foreign banks, such as banker's acceptances and certificates of deposit. The Fund also invests in repurchase agreements backed by U.S. Government obligations.

The Fund invests more than 25% of its total assets in obligations issued by the domestic banking industry. However, for temporary defensive purposes when the Portfolio Adviser believes that maintaining this concentration may be inconsistent with the best interests of shareholders, the Fund may not maintain this concentration. Although the Fund may invest in banker's acceptances and certificates of deposit issued by U.S. branches of foreign banks, it invests only in securities denominated in U.S. dollars. To be considered high-quality, a security generally must be rated in one of the two highest credit-quality categories for short-term securities by at least two nationally recognized rating services (or by one, if only one rating service has rated the security). If a security is unrated, the Portfolio Adviser must determine that it is of equivalent quality to those in the two highest credit-quality categories.

The Fund will not exceed an average dollar weighted portfolio maturity of 90 days.


[GRAPHIC OMITTED]               PRINCIPAL RISKS

Although money market funds are considered to be among the safest of all investments, they are not risk free. Here are the main risks associated with an investment in the Fund:

o INTEREST RATE RISK: The yield paid by the Fund will vary with changes in short-term interest rates. In general, the price of a debt security may fall when interest rates rise and may rise when interest rates fall. The longer the average maturity of the securities held by the Fund, the more sensitive the Fund will be to interest rate changes.

o CREDIT RISK: Because the Fund only invests in high-quality obligations, credit risk is very low. Nevertheless, if an issuer fails to pay interest or repay principal, the value of your investment could decline.


o REPURCHASE AGREEMENTS: Repurchase agreements are transactions in which the Fund buys securities from a seller (usually a bank or broker/dealer) that agrees to buy them back from the Fund on a certain date and at a certain price. Repurchase agreements carry the risk that the other party may not fulfill its obligations under the agreement. This could cause the value of your investment to decline.


o SHARE PRICE: There is no guarantee that the Fund will be able to preserve the value of your investment at $1.00 per share.

o INFLATION RISK: There is a possibility that rising prices of goods and services may have the effect of offsetting the Fund's total return.

o SELECTION OF INVESTMENTS: The Portfolio Adviser evaluates the risk and reward presented by all securities purchased by the Fund and how they advance the Fund's investment objective. It is possible, however, that these evaluations may be inaccurate.

AN INVESTMENT IN THE FUND IS NOT A DEPOSIT OF ANY BANK AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.



                                 Prospectus - 3

PERFORMANCE AND VOLATILITY

The Fund commenced operations on June 7, 2000. The chart and table below show the performance of the Investor Class Shares of the Fund for the calendar year ended December 31, 2001 and the Institutional Class Shares of the American AAdvantage Money Market Fund ("AAdvantage Fund") for each calendar year prior thereto. Like the Fund, the AAdvantage Fund invests all of its investable assets in the Portfolio. The AAdvantage Fund has been managed by the Portfolio Adviser since its inception on September 1, 1987.

During certain years, the expense ratio for the AAdvantage Fund was lower than the expense ratio of the Investor Class of the Fund. For the following fiscal years, the expense ratios of the AAdvantage Fund were 0.25% (2001), 0.24%
(2000), 0.24% (1999), 0.23% (1998), 0.23% (1997), 0.24% (1996), 0.23% (1995),
0.21% (1994), 0.23% (1993) and 0.26% (1992). Because the AAdvantage Fund had
lower expenses during some of these years, its performance was generally better than the Fund's would have been during these years.

The bar chart and table below provide some indication of the risk of an investment in the Fund by showing how the performance of the AAdvantage Fund, which also invests in the Portfolio, has varied from year to year.

Investors may call 1-888-ORBITEX to obtain the Fund's current seven-day yield.

Past performance of the AAdvantage Fund is not necessarily indicative of how the Fund will perform in the future.

                   TOTAL RETURN FOR THE YEAR ENDED DECEMBER 31


4.02%   3.28%   4.22%   6.04%   5.50%   5.64%   5.56%    5.18%    6.45%   3.78%
--------------------------------------------------------------------------------
1992    1993    1994    1995    1996    1997    1998     1999     2000    2001



The performance for the year ended December 31, 2001 was the performance of the Cash Reserves Fund, Investor Class. All prior years represent performance of the AAdvantage Fund. During the period shown in the bar chart, the highest return for a quarter was 0.65% (3rd and 4th quarters 2000) and the lowest return for a quarter was 0.63% (4th quarter 2001).

Average Annual Total Return (for the periods ended December 31, 2001)



                                                                   1 year         5 years         10 years
                                                                   ------         -------         --------
  American AAdvantage Money Market Fund- Institutional Class       4.15%           5.39%           5.00%



Annualized Total Return (for the periods ended December 31, 2001)



                                                 1 Year        Since Inception*
                                                 ------        ---------------
Orbitex Cash Reserves Fund - Investor Class      3.78%         4.65%



----------------------------
*Inception of the Investor Class is July 18, 2000.




                                 Prospectus - 4

--------------------------------------------------------------------------------
THE FUND AT A GLANCE - ORBITEX CASH RESERVES FUND-INVESTOR SHARES
--------------------------------------------------------------------------------


INVESTOR EXPENSES

        This table describes the fees and expenses that you may pay if you buy and hold Investor Shares of the Fund.(1)


        SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
             Maximum Sales Charge (Load) Imposed on Purchase                                   None
             Maximum Deferred Sales Charge (Load)                                              None
             Maximum Sales Charge (Load) Imposed on Reinvested Dividends                       None
        Distributions
             Redemption Fee                                                                    None
             Exchange Fee                                                                      None

        ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
             Management Fees                                                                   0.10%
             Distribution and/or Service (12b-1) Fees                                          0.25%(2)
             Other Expenses                                                                    0.49%
                                                                                              ------
             Total Annual Operating Expenses                                                   0.84%
             Fee Waiver and Expense Reimbursement                                              0.24%(3)
                                                                                              ------
             Net Expenses                                                                      0.60%
                                                                                              ======


         (1) The expense table and the example below reflect the expenses of both the Fund and the Portfolio.

         (2) The Fund may pay financial institutions and investment professionals for providing investment and account services a fee of up to 0.25% of the total assets attributable to Investor Shares held by their customers.


         (3) The Distributor has contractually agreed to reimburse expenses to the extent necessary so that Investor Shares total annual operating expenses do not exceed 0.60% of the average daily net assets attributable to such Class. This contractual arrangement will remain in effect until at least December 31, 2001.


EXAMPLE


This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% annual return, the reinvestment of all dividends and distributions and that the Fund's operating expenses remain the same as shown in the table above. Because the Distributor's expense reimbursement is only guaranteed through December 31, 2002, Net Expenses are used to calculate costs in year one, and Total Annual Operating Expenses are used to calculate costs in year two through ten. Although your actual costs and the return on your investment may be higher or lower, based on these assumptions your costs would be:


                          1 Year                    $61
                          3 Years                  $244
                          5 Years                  $442
                          10 Years               $1,015





                                 Prospectus - 5

--------------------------------------------------------------------------------
WHO MAY WANT TO INVEST IN THE ORBITEX CASH RESERVES FUND-INVESTOR SHARES
--------------------------------------------------------------------------------


We designed the ORBITEX CASH RESERVES FUND for investors who:

     o    are making short-term investments
     o    are investing emergency reserve money
     o    want to avoid high volatility or possible losses on their investment
     o    are seeking regular income consistent with these goals

The ORBITEX CASH RESERVES FUND is NOT appropriate for investors who seek one or more of the following:

     o    high long-term growth
     o    tax-exempt income

If you are seeking investments with these characteristics, you may wish to consider other funds in the Orbitex Group of Funds. To obtain a free prospectus, please call us at 1-888-ORBITEX (OR 1-888-672-4839).





                                 Prospectus - 6

--------------------------------------------------------------------------------
FUND DETAILS - ORBITEX CASH RESERVES FUND-INVESTOR SHARES
--------------------------------------------------------------------------------


INVESTMENT DETAILS OF THE ORBITEX CASH RESERVES FUND

[GRAPHIC OMITTED]             INVESTMENT OBJECTIVE


The objective of the Fund is to provide current income while maintaining liquidity and a stable share price of $1.00.

[GRAPHIC OMITTED]       PRINCIPAL INVESTMENT STRATEGIES


The Fund invests in high quality, short-term, dollar-denominated money market instruments. Money market instruments are short-term investments, usually with a maturity of 13 months or less. Some common money market instruments are:

o Treasury bills and notes, which are securities issued by the U.S. Government or its agencies and instrumentalities.

o Commercial paper, which is a promissory note issued by a large company or financial firm.

o    Banker's acceptances, which are credit instruments guaranteed by a bank.

o Negotiable certificates of deposit, which are issued by banks in large denominations.

To be considered high-quality, a security generally must be rated in one of the two highest credit-quality categories for short-term securities by at least two nationally recognized rating services (or by one, if only one rating service has rated the security). If a security is unrated, the Portfolio Adviser must determine that its credit quality is equivalent to that of a security rated in one of the two highest credit-quality categories, pursuant to guidelines approved by the Board of Trustees of the AMR Investment Services Trust.

The Fund may also invest in repurchase agreements backed by U.S. Government obligations. Repurchase agreements are transactions in which the Fund buys securities from a seller (usually a bank or broker-dealer) that agrees to buy them back from the Fund on a certain date and at a certain price.

The Fund will maintain a dollar-weighted average maturity of 90 days or less and will not invest in securities with a remaining maturity of more than 397 days.

[GRAPHIC OMITTED]          MASTER-FEEDER STRUCTURE

The Fund operates in a "master-feeder" structure. This means that the Fund is a "feeder" fund that invests all of its investable assets in a "master" fund (i.e., the Portfolio) with the same investment objective. The "master" fund purchases securities for investment.

The Fund can withdraw its investment in the Portfolio at any time if the Adviser and the Fund's Board determine that it is in the best interest of the Fund and its shareholders to do so. If this happens, the Fund's assets will be invested according to the investment policies and restrictions described in this Prospectus.








                                 Prospectus - 7

--------------------------------------------------------------------------------
YOUR ACCOUNT
--------------------------------------------------------------------------------





This section describes the services that are available to shareholders.

[GRAPHIC OMITTED]              TYPES OF ACCOUNTS

If you are making an initial investment in the Fund, you will need to open an account. You may establish the following types of accounts:

o INDIVIDUAL OR JOINT OWNERSHIP. One person owns an individual account while two or more people own a joint account. We will treat each individual owner of a joint account as authorized to give instructions on purchases, sales and exchanges of shares without notice to the other owners. However, we will require each owner's signature guarantee for any transaction requiring a signature guarantee.


o TRUST. A trust can open an account. You must include the name of each trustee, the name of the trust and the date of the trust agreement, and any amendments, on the application.

o GIFT OR TRANSFER TO MINORS. A Custodian maintains a Uniform Gifts to Minors Act (UGMA) or Uniform Transfers to Minors Act (UTMA) account for the benefit of a minor. To open a UGMA or UTMA account, you must include the minor's social security number on the application.


o CORPORATIONS, PARTNERSHIPS AND OTHER LEGAL ENTITIES. Corporations, partnerships and other legal entities may also open an account. A general partner of the partnership or an authorized officer of the corporation or other legal entity must sign the application and resolution form.


o RETIREMENT. If you are eligible, you may set up your account under a tax-sheltered retirement plan, such as an Individual Retirement Account
     (IRA), Roth IRA, Rollover IRA, SEP-IRA, Keogh account, or other retirement plan. Your financial consultant can help you determine if you are eligible.







PURCHASING SHARES


Shares are offered without any sales charges, but are subject to a shareholder servicing fee of up to 0.25%.


Once you have chosen the type of account, you are ready to establish an account. YOU MUST COMPLETE AND SIGN AN APPLICATION FOR EACH ACCOUNT YOU OPEN WITH THE FUND.


Shares of the Fund are available to investors with a minimum initial investment of $2,500. The minimum for subsequent investments is $500. The Fund or the distributor of the Fund's shares, Orbitex Funds Distributor, Inc. (the "Distributor"), may waive or lower these minimum initial investment amounts in certain cases.


YOU MAY PURCHASE SHARES THROUGH A FINANCIAL INSTITUTION, INVESTMENT PROFESSIONAL OR DIRECTLY FROM THE FUND.



Through A Financial Institution or Investment Professional

You should contact your financial institution -- a securities dealer, bank or other financial service firm -- or other investmenT professional ("Financial Consultant") to establish an account.


After your account is established, submit your purchase order to your Financial Consultant. You should consult with your Financial Consultant to determine the time at which you must submit your order in order to begin receiving dividends that day. If the Financial Consultant forwards the order to the Fund and the Fund receives payment by 3:00 p.m. Eastern time, you will become the owner of Shares and begin receiving dividends that day. If the Fund receives the order and payment after 3:00 p.m. Eastern time, you will become the owner of the Shares and begin earning dividends on the next day the Fund is open for business.

Financial Consultants should send payments according to the instructions in the sections "By Wire" or "By Check."

Directly From the Fund


You can establish your account directly with the Fund by submitting a completed account application and sending your payment by check or Federal Reserve wire.



PURCHASE ORDER PROCEDURES

The price for Fund shares is the Fund's net asset value per share (NAV). We determine the NAV at 4:00 p.m. Eastern time every day that the Federal Reserve Bank of New York is open. We will price your order at the next NAV calculated after the Fund accepts your order. For more information on how we price shares, see "Pricing of Fund Shares" on Page 14.

Before your payment can be invested in the Fund, it must be converted to "federal funds," which are Federal Reserve deposits that banks and other financial institutions draw upon to meet short-term cash needs, and which the Fund uses to pay for the securities it buys.

No sales charges are assessed on the purchase or sale of Fund shares. Shares of the Fund are offered and purchase orders accepted between the hours of 8:30 a.m. (Eastern) and 5:30 p.m. (Eastern) on any day on which the Federal Reserve Bank of New York is open.



                                 Prospectus - 8

If a purchase order is received by wire prior to the Fund's deadline, the purchase price will be the NAV per share next determined on that day, and you will begin earning dividends on your investment that day. If a purchase order is received by wire after the applicable deadline, the purchase price will be the NAV, and you will begin earning dividends, on the following day that the Fund is open for business. Checks to purchase shares are accepted subject to collection at full face value in U.S. funds and must be drawn in U.S. dollars on a U.S. bank. The Funds will not accept cash, "starter" checks, credit card checks or third party checks.

If you pay for your shares by check, it will typically take us one business day to convert your payment to federal funds. Because of this conversion period, if we receive your check before 3:00 p.m. Eastern time, your account will be credited with the purchase, and normally you will begin earning dividends on the next business day.

The Fund, the Manager and the Distributor each reserve the right to reject any purchase for any reason and to cancel any purchase due to non-payment. If we cancel your purchase due to non-payment, you will be responsible for any loss the Fund incurs.

SHAREHOLDER SERVICES PLAN


The Board of Trustees of the Orbitex Group of Funds has adopted a shareholder services plan for Shares of the Fund. This plan allows the Distributor to enter into shareholder services agreements on the Fund's behalf with Financial Consultants. Under these shareholder service agreements, the Fund may pay fees to these Financial Consultants for providing investment and account services to their customers that hold Shares of the Fund.

BECAUSE THE SHAREHOLDER SERVICE FEES ARE PAID OUT OF THE FUND'S ASSETS ON AN ONGOING BASIS, THE FEES MAY, OVER TIME, INCREASE THE COST OF INVESTING IN THE SHARES OF THE FUND AND COST INVESTORS MORE THAN OTHER TYPES OF SALES LOADS.


EXCHANGE PROGRAM


The Fund participates in an exchange program (the "Exchange Program") with certain third party, non-money market mutual funds ("Participating Funds"). Shareholders of a Participating Fund may exchange their Participating Fund shares for Shares of the Fund. Shares with a net asset value of at least $2,500 are required to qualify for the Exchange Program into the Fund and any shares utilized in an exchange may be required to be held by the shareholder for at least 15 days.

Shares of a Participating Fund that are subject to a front end sales charge will be exchanged for Shares without imposition of a sales charge.


Shareholders may exchange back into the same class of the original Participating Fund without incurring a sales charge or, if applicable, may exchange into another Participating Fund in the same fund complex and pay the difference, if any, between the sales charge previously paid on the shares of the original Participating Fund and the sales charge payable at the time of exchange on the shares of the new Participating Fund.




The Participating Funds may impose administrative and/or redemption fees on an exchange transaction with the Fund. The Exchange Program may be modified or terminated at any time in accordance with the rules of the SEC.

An exchange pursuant to the Exchange Program is treated as a sale of the exchanged shares and a purchase of the new shares for Federal income tax purposes.





                                 Prospectus - 9

--------------------------------------------------------------------------------
METHOD OF PURCHASE   PURCHASE PROCEDURES
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Through a            Contact your Financial Consultant. Your Financial
Financial            Consultant can tell you the time by which you must submit
Consultant           your order in order to begin receiving dividends that day.
                     Your Financial Consultant must transmit the order to the
[GRAPHIC OMITTED]    Funds before 3:00 p.m. Eastern time.


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
By Mail or Fax       Send your completed application with your check, payable to
                     "Orbitex Group of Funds - Cash Reserves Fund" to:
[GRAPHIC OMITTED]
                           Orbitex Group of Funds
                           c/o Orbitex Data Services, Inc.
                           14707 California Street, Suite 5
                           P.O. Box 542007
                           Omaha, Nebraska 68154


                     You may also fax your application. Our fax number is 1-402-963-9094. Please note that we cannot open your account until we receive your payment by check or federal funds wire.


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

By Wire              INITIAL  PURCHASE: Call 1-888-ORBITEX for instructions and to receive an account number. You will need to instruct a
[GRAPHIC OMITTED]    Federal Reserve System member bank to wire funds to: First
                     National Bank of Omaha, ABA No. 104000016, Credit: Orbitex
                     Cash Reserves Fund, DDA No. 11286033, FBO: [Shareholder
                     Name], Orbitex Cash Reserves Fund, [Shareholder Account
                     Number]. You must also complete and mail or fax an application to the address shown above under "By Mail or Fax."

                     SUBSEQUENT PURCHASE: Wire funds to the designated account at First National Bank of Omaha, at the same address as above.

                     You may wire funds between 8:30 a.m. and 3:00 p.m. Eastern time. To make a same-day wire investment, please notify Orbitex by 2:00 p.m. Eastern time of your intention to wire funds, and make sure your wire arrives by 3:00 p.m. Eastern time. Please note that your bank may charge a fee for the wire. WIRE TRANSACTIONS ARE NOT AVAILABLE FOR RETIREMENT ACCOUNTS.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

By Telephone         If you have not declined or canceled your telephone
                     investment privilege, you may make subsequent purchases in
[GRAPHIC OMITTED]    your account by telephoning 1-888-ORBITEX between 8:30 a.m.
                     and 5:30 p.m. Eastern time on any day the Fund is open for business. Purchase requests received after 3:00 p.m.
                     Eastern time will be executed on the next day that the Fund is open for business. We will electronically transfer money from the bank account you designate on your Application to your account with the Trust.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
IMPORTANT NOTES      Once you have requested a telephone transaction, and
                     a confirmation number has been assigned, the transaction cannot be revoked. We reserve the right to refuse any purchase request.


                     . Redemptions may be delayed until checks from prior purchases sufficient to cover the redemption amount have been received and have cleared. This can take up to ten calendar days.

--------------------------------------------------------------------------------



                                Prospectus - 10

SELLING SHARES

You have the right to sell all or any part of your shares subject to certain restrictions. Selling your shares in the Fund is a "redemption" because the Fund buys back its shares. We will redeem your shares at the NAV next computed following receipt of your redemption request.

We will mail your redemption proceeds to your current address of record or transmit them electronically to your designated bank account. Except under certain conditions discussed below, we will send your redemption to you within seven days after we receive your redemption request. Delivery of proceeds from shares purchased by check or pre-authorized automatic investment may be delayed until the funds have cleared. This may take up to 15 days.

The Fund reserves the right to suspend redemptions or postpone the date of payment (i) when the NYSE or Federal Reserve is closed (other than for customary weekend and holiday closings); (ii) when trading on the NYSE is restricted;
(iii) when the SEC determines that an emergency exists so that disposal of the Fund's investments or determination of its NAV is not reasonably practicable; or
(iv) by order of the SEC for protection of the Fund's shareholders.

Although the Fund intends to redeem shares in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of readily marketable securities held by the Portfolio. Unpaid dividends credited to an account up to the date of redemption of all shares of the Fund generally will be paid at the time of redemption.

The Fund cannot accept requests that specify a certain date for redemption or which specify any other special conditions.

Please call 1-888-ORBITEX for further information. WE WILL NOT PROCESS YOUR REDEMPTION REQUEST IF IT IS NOT IN PROPER FORM (SEE CHART BELOW). WE WILL NOTIFY YOU IF YOUR REDEMPTION REQUEST IS NOT IN PROPER FORM.

If, as a result of your redemption, your account value drops below $2,000, for Investor Shares, we may redeem the remaining shares in your account. We will notify you in writing of our intent to redeem your shares. We will allow at least sixty days thereafter for you to make an additional investment to bring your account value up to at least $2,000 for Investor Shares before we will process the redemption.

--------------------------------------------------------------------------------
METHOD OF REDEMPTION    REDEMPTION PROCEDURES
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Through a Financial     Contact your financial consultant.
Professional

[GRAPHIC OMITTED]

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

By Telephone            You may authorize redemption of some or all shares in
                        your account with the Fund by telephoning the Fund at
[GRAPHIC OMITTED]       1-888-ORBITEX between 8:30 a.m. and 5:30 p.m. Eastern
                        time on any day the Fund is open for business.
                        Redemption requests received after 3:00 p.m. Eastern time will be executed on the next day that the Fund is open for business. You will not be eligible to use the telephone redemption service if you:


                        o have declined or canceled your telephone investment privilege;

                        o wish to redeem shares valued at $25,000 or greater or if you ask us to send the redemption proceeds to an address other than the address of record or to a person other than the registered shareholder(s) for the account; or

                        o must provide supporting legal documents such as signature guarantee, or if necessary, for redemption requests by corporations, trusts and partnerships; or

                        o  wish to redeem from a retirement account.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
By Check Choose the check-writing feature on the account application.

                        o  Minimum check amount is $100


                        o A $2 service fee per check is charged for check copies


                        o A $15 service fee will be charged when a check is presented for an amount greater than the value of the shareholder's account






                        o  A $12 fee will be charged for "stop payment" requests

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                Prospectus - 11

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
By Mail                 You may mail a written request to Orbitex Group of
                        Funds. Our mailing address is c/o Orbitex Data Services,
[GRAPHIC OMITTED]       Inc., 14707 California Street, Suite 5, P.O. Box 542007,
                        Omaha, Nebraska 68154. You must include the following information in your written request:

                        o a letter of instruction stating the name of the Fund, the number of shares you are redeeming, the names in which the account is registered and your account number;

                        o other supporting legal documents, if necessary, for redemption requests by corporations, trusts and partnerships; and

                        o a signature guarantee when you request us to send the redemption proceeds to an address other than the address of record or to a person other than the registered shareholder(s) for the account or for amounts of $25,000 or larger.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

By Fax                  You may fax a written request to Orbitex Group of Funds.
                        Our fax number is 1-402-963-9094. You must include the following information in your written request:

                        o a letter of instruction stating the name of the Fund, the number of shares you are redeeming, the name(s) in which the account is (are) registered and your account number;


                        NOTE: WE CANNOT ACCEPT A WRITTEN REDEMPTION REQUEST IF SUPPORTING LEGAL DOCUMENTS OR A SIGNATURE GUARANTEE IS NECESSARY FOR THE REQUEST TO BE IN "GOOD ORDER."

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
By Wire                 You may request a minimum of $1,000 of your
                        redemption proceeds be wired directly to the bank
                        account designated on your application. The Fund's
                        transfer agent will charge you a $10.00 fee for each
                        wire redemption. The transfer agent will deduct the fee
                        directly from your account. Your bank may also impose a
                        fee for the incoming wire.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Request in "Good        For our mutual protection, your redemption request must
Order"                  include:

                        o  your account number;

                        o  the amount of the transaction;

                        o for mail request, signatures of all owners exactly as registered on the account;

                        o signature guarantees, if required (signature guarantees can be obtained at most banks, credit unions, and licensed brokers); and

                        o any supporting legal documentation that may be required.

                        Your redemption request will be processed at the
                        next-determined share price after we have received all
                        required information.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
IMPORTANT NOTE          Once we have processed your redemption request, and a
                        confirmation number has been given, the transaction
                        CANNOT be revoked.

--------------------------------------------------------------------------------




                                Prospectus - 12

Telephone Redemptions

We will automatically establish the telephone redemption option for your account, unless you instruct us otherwise in writing. Telephone redemptions are easy and convenient, but this account option involves a risk of loss from unauthorized or fraudulent transactions. We will take reasonable precautions to protect your account from fraud. You should do the same by keeping your account information private and by reviewing immediately any account statements and confirmations that you receive. Please contact us immediately about any transaction you believe to be unauthorized.

Orbitex reserves the right to refuse a telephone redemption if the caller cannot provide:

o   the account number

o   the name and address exactly as registered on the account

o the primary social security or employer identification number as registered on the account

We may also require a password from the caller. Orbitex will not be responsible for any account losses due to telephone fraud so long as we have taken reasonable steps to verify the caller's identity. If you wish to cancel the telephone redemption feature for your account, please notify us in writing.

Options for Redemption Proceeds

You may receive your redemption proceeds by check or by wire.

Check Redemptions. Normally we will mail your check within two business days of a redemption.

Wire Redemptions. Before you can receive redemption proceeds by wire, you must establish this option by completing a special form or the appropriate section of your account application. The Fund's transfer agent imposes a $10.00 fee for each wire redemption and deducts the fee directly from your account.


If we receive your request for a wire redemption by noon Eastern time, the wire will arrive at your bank by the close of business that same day. Requests that we receive later than noon Eastern time will arrive at your bank by the close of business the following business day. We require a minimum redemption of $1,000 of the Investor Shares in order to send your redemption proceeds by wire.


Transferring Registration

You can transfer the registration of your shares in the Fund to another owner by completing a transfer form and sending it to Orbitex Data Services, Inc., P.O. Box 542007, 14707 California Street, Suite 5, Omaha, Nebraska 68154.


                              HOW TO REACH THE FUND
--------------------------------------------------------------------------------

We are available to answer your questions about the Fund or your account by telephone or by mail Monday through Friday 8:30 a.m. to 5:30 p.m. Eastern time on any day that the Federal Reserve Bank of New York is open for business. Please note, however, that purchase or redemption requests must be received by 3:00 p.m. Eastern time on a day the Fund is open for business. Purchase or redemption requests received after 3:00 p.m. Eastern time will be executed on the next day that the Fund is open for business.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
By telephone
                                       1-888-ORBITEX (or 1-888-672-4839)
[GRAPHIC OMITTED]                      Call for account or Fund information


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
By regular mail                        Orbitex Group of Funds
                                       c/o Orbitex Data Services, Inc.
                                       14707 California Street, Suite 5
[GRAPHIC OMITTED]                      P.O. Box 542007
                                       Omaha, Nebraska 68154

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
By express or registered mail          Orbitex Group of Funds
                                       c/o Orbitex Data Services, Inc.
                                       14707 California Street, Suite 5
                                       Omaha, Nebraska 68154
--------------------------------------------------------------------------------



                                Prospectus - 13

--------------------------------------------------------------------------------
PRICING OF FUND SHARES
--------------------------------------------------------------------------------

The Fund's net asset value per share, or NAV, is calculated each day the Federal Reserve Bank of New York is open. The NAV is the value of a single share of a Fund. The NAV is calculated at 4:00 p.m. Eastern time. The NAV is determined by subtracting the total of the Fund's liabilities from its total assets and dividing the remainder by the number of shares outstanding. The securities in the Fund's portfolio are valued at their amortized cost, which does not take into account unrealized gains or losses on securities. This method involves initially valuing a security at its cost and thereafter assuming a constant amortization to maturity of any premium paid or accreting discount. The amortized cost method minimizes changes in the market value of the Fund's portfolio securities and helps it maintain a stable price of $1.00 per share. There can be no assurance, however, that the Fund will maintain its net asset value at $1.00 per share.

--------------------------------------------------------------------------------
DISTRIBUTIONS
--------------------------------------------------------------------------------

As a shareholder, you are entitled to your share of the Fund's net income (interest less expenses) and capital gains on its investments.

The Fund declares dividends from net investment income daily and pays them the first business day after the end of each month. Shares purchased by wire before 3:00 p.m. Eastern time begin earning dividends that day. Although the Fund does not expect to realize net long-term capital gains, any capital gains realized will be distributed at least annually.

You will receive distributions from the Fund in additional shares of the Fund unless you choose to receive your distributions in cash. If you wish to change the way in which you receive distributions, you should call 1-888-ORBITEX for instructions.


If you have elected to receive distributions in cash, and the U.S. Postal or other delivery service returns your check to the Fund as undeliverable, you will not receive interest on amounts represented by the uncashed checks.


--------------------------------------------------------------------------------
FEDERAL TAX CONSIDERATIONS
--------------------------------------------------------------------------------

Your investment will have tax consequences that you should consider. Some of the more common federal tax consequences are described here but you should consult your tax consultant about your particular situation.

TAXES ON DISTRIBUTIONS

You will generally be subject to federal income tax and possibly state taxes on all Fund distributions. Your distributions will be taxed in the same manner whether you receive the distributions in cash or additional shares of the Fund. The Fund expects that all, or substantially all, of its distributions will consist of ordinary income. Taxable dividends paid in January may be taxable as if they had been paid the previous December. The Fund sends detailed tax information to its shareholders about the amount and type of its distributions by January 31 for the prior calendar year.

TAX WITHHOLDING

The Fund may be required to withhold U.S. federal income tax at the rate of 31% from all taxable distributions payable to shareholders who fail to provide the Fund with their correct taxpayer identification number or to make required certifications, or who have been notified by the IRS that they are subject to backup withholding. Any such withheld amounts may be credited against the shareholder's U.S. federal income tax liability.

OTHER STATE AND LOCAL TAX MATTERS


Generally, shareholders may also be subject to state and local taxes on distributions and redemptions. State income taxes may not apply, however, to the portions of the Fund's distributions, if any, that are attributable to interest on U.S. Government securities or on securities of the particular state.




                                Prospectus - 14

--------------------------------------------------------------------------------
MANAGEMENT
--------------------------------------------------------------------------------

INVESTMENT ADVISER OF THE ORBITEX CASH RESERVES FUND


Orbitex Management, Inc. (the "Manager"), 410 Park Avenue, New York, NY 10022, is the Fund's investment adviser. The Manager is a subsidiary of Orbitex Financial Services Group, Inc. and an affiliate of Circle Trust Company, Clarke Lanzen Skalla Investment Firm, Inc, Orbitex Funds Distributor, Inc., Orbitex Fund Services, Inc. and Orbitex Data Services, Inc.


As long as the Fund invests all of its investable assets in the Portfolio, investment decisions will be made by the investment adviser to the Portfolio, AMR Investment Services, Inc.

Pursuant to an investment advisory agreement with Orbitex Group of Funds, the Manager has been retained as a "dormant" or "back-up" investment adviser to manage the assets of the Fund that are not invested in the Portfolio. If the Fund redeems assets from the Portfolio and invests them directly, the Manager would be responsible for formulating the Fund's investment programs and for making day-to-day investment decisions and engaging in portfolio transactions for those assets.

The Manager also furnishes corporate officers, provides office space, services and equipment and supervises all matters relating to the Fund's operations. The advisory agreement also provides that the Manager may retain sub-advisers at the Manager's own cost and expense, for the purpose of managing the investment of the assets of the Fund.

The investment advisory agreement with the Manager provides that, as compensation for its services, the Manager will receive a fee at an annualized rate based on the Fund's average daily net assets. The Manager has agreed to waive its advisory fee for the period that the Fund is a "feeder" in a master-feeder relationship.

INVESTMENT ADVISER OF THE MONEY MARKET PORTFOLIO OF THE AMR INVESTMENT SERVICES TRUST


AMR Investment Services, Inc. is the Portfolio's investment adviser. The Portfolio Adviser's address is 4151 Amon Carter Boulevard, MD 2450, Fort Worth, Texas 76155. The Portfolio Adviser is a wholly-owned subsidiary of AMR Corporation, the parent company of American Airlines, Inc. The Portfolio Adviser was organized in 1986 to provide investment management, advisory, administrative and asset management consulting services. As of March 31, 2002, the Portfolio Adviser had approximately $35.3 billion of assets under management, including approximately $21.6 billion under active management and $13.7 billion as named fiduciary or financial adviser. Of this total, approximately $15.4 billion of assets are related to AMR Corporation. AAdvantage Money Market Fund is a registered service mark of AMR Investment Services, Inc. American Airlines is not responsible for investments made in the Orbitex Cash Reserves Fund.


OTHER SERVICE PROVIDERS

The Fund also relies on other companies to provide necessary services for its day-to-day operations. Below is a list of these service providers.

ADMINISTRATOR, AND FUND ACCOUNTANT

       Orbitex Fund Services, Inc.
       The Hauppauge Corporate Center
       150 Motor Parkway
       Hauppauge, New York 11788

TRANSFER AGENT

       Orbitex Data Services, Inc.
       14707 California Street, Suite 5
       P.O. Box 542007
       Omaha, Nebraska 68154

DISTRIBUTOR

       Orbitex Funds Distributor, Inc.
       14747 California Street
       P.O. Box 542047
       Omaha, Nebraska 68154

CUSTODIAN


       Circle Trust Company
       Metro Center, One Station Place, Suite 30
       Stamford, Connecticut 06902


COUNSEL

       Clifford Chance Rogers & Wells LLP
       200 Park Avenue
       New York, New York 10166

INDEPENDENT ACCOUNTANTS

Fund


       PricewaterhouseCoopers LLP
       1177 Avenue of the Americas
       New York, New York 10036


Portfolio

       Ernst & Young LLP
       2121 San Jacinto #1500
       Dallas, Texas 75201



                                Prospectus - 15

FINANCIAL HIGHLIGHTS  - INVESTOR SHARES


THE FINANCIAL HIGHLIGHTS TABLE IS INTENDED TO HELP YOU UNDERSTAND THE FUND'S FINANCIAL PERFORMANCE FOR EACH FISCAL PERIOD PRESENTED. CERTAIN INFORMATION REFLECTS FINANCIAL RESULTS FOR A SINGLE FUND SHARE. THE TOTAL RETURNS IN THE TABLE REPRESENT THE RATE THAT AN INVESTOR WOULD HAVE EARNED OR LOST ON AN INVESTMENT IN THE FUND (ASSUMING REINVESTMENT OF ALL DIVIDENDS AND DISTRIBUTIONS). THIS INFORMATION HAS BEEN AUDITED BY PRICEWATERHOUSECOOPERS LLP, WHOSE REPORT, ALONG WITH THE FUND'S FINANCIAL STATEMENTS, ARE INCLUDED IN THE FUND'S ANNUAL REPORT, WHICH IS AVAILABLE UPON REQUEST.





--------------------------------------------------------------------------------------------------------

                                                              YEAR ENDED               PERIOD ENDED
                                                             DECEMBER 31,              DECEMBER 31,
                                                                 2001                     2000(1)

Net asset value, beginning of period.........................  $ 1.0000                  $ 1.0000
Investment Operations
Net investment income........................................    0.0372                    0.0282
Distributions From
Net investment income........................................   (0.0372)                  (0.0282)
                                                                -------                   -------
Net asset value, end of period...............................   $1.0000                   $1.0000
                                                                =======                   =======
Total return.................................................      3.78%                     6.22%(2)

Ratios/Supplementary Data
Net Assets, at End of Period (000's omitted).................   $ 4,436                   $ 1,102

Ratio of expenses to average net assets:
Expenses including reimbursement/waiver(3)...................      0.60%                     0.60%(4)
Expenses excluding reimbursement/waiver(3)...................      0.84%                     2.86%(4)
Net investment income including reimbursement/waiver.........      3.06%                     6.16%(4)



---------------------

(1) For the period July 18, 2000 (commencement of operations) to December 31, 2000.
(2) Not annualized.
(3) Includes the Fund's share of the Portfolio's allocated expenses.
(4) Annualized.


                                Prospectus - 16

WHERE TO GO FOR MORE INFORMATION:

You will find more information about the ORBITEX Cash Reserves Fund and the Orbitex Group of Funds in the following documents:

     o ANNUAL AND SEMI-ANNUAL REPORTS: Our annual and semi-annual reports list the Fund's holdings, describe its performance, include financial statements for the Fund, and discuss the market conditions and strategies that significantly affected the Fund's performance during their last fiscal year.

     o STATEMENT OF ADDITIONAL INFORMATION: The Statement of Additional Information contains additional and more detailed information about the Fund, and is incorporated by reference into this prospectus (it is considered to be a part of this Prospectus).

The SAI and the financial statements included in the current annual and semi-annual reports are incorporated by reference into (and are thus a part of) this prospectus.

THERE ARE THREE WAYS TO GET A COPY OF THESE DOCUMENTS:

1.   Call or write for one, and a copy will be sent without charge.

         ORBITEX GROUP OF FUNDS
         C/O ORBITEX DATA SERVICES, INC.
         P.O. BOX 542007
         OMAHA, NEBRASKA 68154
         1-888-ORBITEX (OR 1-888-672-4839)
         WWW.ORBITEXUSA.COM

2. Write the Public Reference Room of the Securities and Exchange Commission ("SEC") and ask them to mail you a copy. Or, you may e-mail your request to publicinfo@sec.gov. The SEC charges a fee for this service. You can also go to the Public Reference Room and copy the documents while you are there. Information about the Public Reference Room may be obtained by calling the number below.

         PUBLIC REFERENCE ROOM
         U.S. SECURITIES & EXCHANGE COMMISSION
         450 FIFTH STREET, NW, WASHINGTON, DC 20549-0102.
         1-202-942-8090

3. Go to the SEC's website (www.sec.gov) and download a free text-only version.


If you are a current Fund shareholder and would like information about your account, account transactions, or account statements, please call us at 1-888-ORBITEX (OR 1-888-672-4839)


If you purchased your shares through a financial institution, you may contact that institution for more information.








      The Orbitex Group of Funds Investment Company Act File Number is 811-8037.


                                Prospectus - 17

                             ORBITEX GROUP OF FUNDS
                        THE ORBITEX TECHNOLOGY COLLECTION
                     Orbitex Info-Tech & Communications Fund
                        Orbitex Emerging Technology Fund
                          THE ORBITEX SECTOR COLLECTION
                       Orbitex Health & Biotechnology Fund
                      Orbitex Energy & Basic Materials Fund
                         Orbitex Financial Services Fund
                          Orbitex Medical Sciences Fund
                       THE ORBITEX CORE EQUITY COLLECTION
                              Orbitex Focus 30 Fund
                               Orbitex Growth Fund
               THE ORBITEX ADVISORONE ASSET ALLOCATION COLLECTION
                              Orbitex Amerigo Fund
                              Orbitex Clermont Fund

                       Orbitex Cazenove International Fund

                           Orbitex Cash Reserves Fund

                       STATEMENT OF ADDITIONAL INFORMATION

                                 April 30, 2002

This Statement of Additional Information is not a Prospectus, but is an incorporated part of each Prospectus and should be read in conjunction with the Prospectus of the Orbitex Group of Funds (the "Trust") dated September 4, 2001 in the case of each portfolio other than the Orbitex Cash Reserves Fund, and the Prospectus dated April 30, 2002 in the case of the Orbitex Cash Reserves Fund.


To obtain a free copy of the Prospectus or an annual report, please call the Trust at 1-888-ORBITEX.

                                TABLE OF CONTENTS



General Information and History..............................................  2
Investment Restrictions......................................................  3
Description of Securities, Other Investment Policies
and Risk Considerations......................................................  7
Management of the Trust...................................................... 32
Principal Holders of Securities.............................................. 38
Investment Management and Other Services..................................... 42
Administrator................................................................ 47
Custodian.................................................................... 48
Transfer Agent Services...................................................... 48
Distribution of Shares....................................................... 49
Brokerage Allocation and Other Practices..................................... 54
Purchase and Redemption of Securities Being Offered.......................... 55
Shareholder Services......................................................... 58
Determination of Net Asset Value............................................. 59
Taxes........................................................................ 60
Organization of the Trust.................................................... 62
Performance Information About the Funds...................................... 63
Independent Accountants...................................................... 66
Legal Matters................................................................ 66
Financial Statements......................................................... 66
For more information on any Orbitex Fund, including charges and expenses, call Orbitex at the number indicated above for a free prospectus. Read it carefully before you invest or send money.

GENERAL INFORMATION AND HISTORY

The Trust is an open-end management investment company, commonly known as a "mutual fund," and sells and redeems shares every day that it is open for business. The Trust was organized as a Delaware business trust by a Declaration of Trust dated December 13, 1996, and is registered with the Securities and Exchange Commission (the "SEC") under the Investment Company Act of 1940 (the "1940 Act").


The Trust currently consists of twelve portfolios: Orbitex Info-Tech & Communications Fund ("Info-Tech & Communications Fund"), Orbitex Emerging Technology Fund ("Emerging Technology Fund"), Orbitex Health & Biotechnology Fund ("Health & Biotechnology Fund"), Orbitex Energy & Basic Materials Fund ("Energy & Basic Materials Fund"), Orbitex Financial Services Fund ("Financial Services Fund"), Orbitex Medical Sciences Fund ("Medical Sciences Fund"), Orbitex Focus 30 Fund ("Focus 30 Fund"), Orbitex Growth Fund ("Growth Fund"), Orbitex Amerigo Fund ("Amerigo Fund"), Orbitex Clermont Fund ("Clermont Fund"), Orbitex Cazenove International Fund ("International Fund") and Orbitex Cash Reserves Fund ("Cash Reserves Fund"). Each Fund represents a separate series of beneficial interest in the Trust having different investment objectives, investment programs, policies and restrictions.



The following table sets forth each Fund's policy on diversification:

           FUND                        DIVERSIFIED              NON-DIVERSIFIED
           ----                        -----------              ---------------

Info-Tech & Communications Fund                                           X
                                                                          -

Emerging Technology Fund                                                  X
                                                                          -
Health & Biotechnology Fund                                               X
                                                                          -

Energy & Basic Materials Fund                                             X
                                                                          -

Financial Services Fund                                                   X
                                                                          -

Medical Sciences Fund                                                     X
                                                                          -

Focus 30 Fund                                X
                                             -

Growth Fund                                  X
                                             -

Amerigo Fund                                 X
                                             -

Clermont Fund                                X
                                             -

International Fund                           X
                                             -

Cash Reserves Fund                           X
                                             -

The Funds offer the following classes of shares:


CLASS          FUNDS OFFERING CLASS
-----          --------------------
Class A        All Funds except Cash Reserves Fund, Amerigo Fund & Clermont Fund
Class B        All Funds except Amerigo Fund and Clermont Fund
Class C        All Funds except Focus 30 Fund & Clermont Fund
Class D        Focus 30 Fund only Class N Amerigo Fund and Clermont Fund only
Institutional  Cash Reserves Fund only
Investor       Cash Reserves Fund only


Each Fund, other than Amerigo Fund and Clermont Fund, is managed by Orbitex Management, Inc. ("Orbitex"). The Amerigo Fund and the Clermont Fund are managed by Clarke Lanzen Skalla Investment Firm, Inc., a New York corporation, ("CLS"). CLS is an affiliate of Orbitex. CLS and Orbitex direct the day-to-day operations and the investment of assets of the Funds that they manage. They are referred to as the "Adviser" or the "Advisers" in this Statement of Additional Information.

The Orbitex Cash Reserves Fund seeks to achieve its investment objective by investing all of its investable assets in the Money Market Portfolio (the "Portfolio"), a series of AMR Investment Services Trust (the "AMR Trust"), with investment objectives and policies that are substantially similar to those of the Orbitex Cash Reserves Fund. This type of an arrangement is referred to as a "master-feeder" structure. AMR Investment Services, Inc. ("AMRIS") is the Portfolio's investment adviser. The Cash Reserves Fund bears its pro rata share of the expenses of the Portfolio.


Orbitex Fund Services, Inc. ("OFS") is the administrator and accounting agent for each of the Funds. Orbitex Data Services, Inc. ("ODS") is the transfer agent and dividend disbursing agent for the Funds. Circle Trust Company ("Circle Trust") is the custodian for each of the Funds.


INVESTMENT RESTRICTIONS

The following policies and limitations supplement those set forth in the Prospectuses. Unless otherwise noted, whenever a policy or limitation states a maximum percentage of a Fund's assets that may be invested in any security or other asset, or sets forth a policy regarding quality standards, such standard or percentage limitations will be determined immediately after and as a result of the Fund's acquisition of such security or other asset. Accordingly, any subsequent change in values, net assets or other circumstances will not be considered when determining whether the investment complies with a Fund's investment policies and limitations.

A Fund's fundamental investment policies and limitations may be changed only with the consent of a "majority of the outstanding voting securities" of the particular Fund. As used in this Statement of Additional Information, the term "majority of the outstanding voting securities" means the lesser of (1) 67% of the shares of a Fund present at a meeting where the holders of more than 50% of the outstanding shares of a Fund are present in person or by proxy, or (2) more than 50% of the outstanding shares of a Fund. Shares of each Fund will be voted separately on matters affecting only that Fund, including approval of changes in the fundamental investment policies of that Fund. Except for the fundamental investment limitations listed below, the investment policies and limitations described in this Statement of Additional Information are not fundamental and may be changed without shareholder approval.

THE FOLLOWING ARE THE FUNDS' FUNDAMENTAL INVESTMENT LIMITATIONS OF ALL FUNDS EXCEPT THE CASH RESERVES FUND.

A Fund will not:

     (1) Purchase securities on margin, except a Fund may make margin deposits in connection with permissible options and futures transactions subject to
     (5) below and may obtain short-term credits as may be necessary for clearance of transactions.

     (2) Issue any class of securities senior to any other class of securities except in compliance with the 1940 Act.

     (3) Borrow money for investment purposes in excess of 33-1/3% of the value of its total assets, including any amount borrowed less its liabilities not including any such borrowings. Any borrowings, which come to exceed this amount, will be reduced in accordance with applicable law. Additionally, each Fund may borrow up to 5% of its total assets (not including the amount borrowed) for temporary or emergency purposes.

     (4) Purchase or sell real estate, or invest in real estate limited partnerships, except each Fund may, as appropriate and consistent with its respective investment objective, policies and other investment restrictions, buy securities of issuers that engage in real estate operations and securities that are secured by interests in real estate (including shares of real estate mortgage investment conduits, mortgage pass-through securities, mortgage-backed securities and collateralized mortgage obligations) and may hold and sell real estate acquired as a result of ownership of such securities.

     (5) Purchase or sell physical commodities or contracts thereon, except that each Fund may enter into financial futures contracts and options thereon.

     (6) Underwrite securities issued by other persons, except to the extent that a Fund may be deemed to be an underwriter, within the meaning of the Securities Act of 1933, in connection with the purchase of securities directly from an issuer in accordance with each Fund's investment objective, policies and restrictions.

     (7) Make loans, except that each Fund in accordance with that Fund's investment objective, policies and restrictions may: (i) invest in all or a portion of an issue of publicly issued or privately placed bonds, debentures, notes, other debt securities and loan participation interests for investment purposes; (ii) purchase money market securities and enter into repurchase agreements; and (iii) lend its portfolio securities in an amount not exceeding one-third of the value of that Fund's total assets.


     (8) Other than the Info-Tech & Communications Fund, Emerging Technology Fund, Health & Biotechnology Fund, Energy & Basic Materials Fund, Financial Services Fund, Focus 30 Fund, Growth Fund and Medical Sciences Fund, make an investment unless 75% of the value of that Fund's total assets is represented by cash, cash items, U.S. government securities, securities of other investment companies and "other securities." For purposes of this restriction, the term "other securities" means securities as to which the Fund invests no more than 5% of the value of its total assets in any one issuer or purchases no more than 10% of the outstanding voting securities of any one issuer. As a matter of operating policy, each Fund will not consider repurchase agreements to be subject to the above-stated 5% limitation if all of the collateral underlying the repurchase agreements are U.S. government securities and such repurchase agreements are fully collateralized.


     (9) Invest 25% or more of the value of its total assets in any one industry, except that

     (i) the Info-Tech & Communications Fund will invest at least 25% of its total assets in securities of companies in an industry composed of the Publishing, the Broadcasting and Telecommunications, and the Information Services and Data Processing Services industries;

     (ii) the Emerging Technology Fund will invest at least 25% of its total assets in securities of companies in an industry composed of the Chemical Manufacturing, the Computer and Electronic Product Manufacturing, the Electrical Equipment, Appliance, and Component Manufacturing, the Aerospace Product and Parts Manufacturing, and the Medical Equipment and Supplies Manufacturing industries;

     (iii) the Health & Biotechnology Fund will invest at least 25% of its total assets in securities of companies in the Health & Biotechnology industry;

     (iv) the Energy & Basic Materials Fund will invest at least 25% of its total assets in securities of companies in the Mining industry;

     (v) the Financial Services Fund will invest at least 25% of its assets in securities of companies in the Finance and Insurance industry; and

     (vi) the Medical Sciences Fund will invest at least 25% of its total assets in securities of companies in the Medical Sciences industry.


In applying investment limitation (9), each Fund uses the industry groups employed in the North American Industry Classification System ("NAICS"). This limitation does not apply to securities issued or guaranteed by the U.S. government, its agencies or instrumentalities or repurchase agreements secured by U.S. government securities.

THE FOLLOWING ARE ADDITIONAL INVESTMENT LIMITATIONS OF ALL FUNDS EXCEPT THE CASH RESERVES FUND. THE FOLLOWING RESTRICTIONS ARE DESIGNATED AS NON-FUNDAMENTAL AND MAY BE CHANGED BY THE BOARD OF TRUSTEES OF THE TRUST WITHOUT THE APPROVAL OF SHAREHOLDERS.

A Fund may not:

     (1) Invest in portfolio companies for the purpose of acquiring or exercising control of such companies.

     (2) Invest in other investment companies (including affiliated investment companies) except to the extent permitted by the Investment Company Act of 1940 ("1940 Act") or exemptive relief granted by the Securities and Exchange Commission ("SEC"). Notwithstanding this or any other limitation, the Funds may invest all of their investable assets in an open-end management investment company with substantially the same investment objectives, policies and limitations as the Fund. For this purpose, "all of the Fund's investable assets" means that the only investment securities that will be held by the Fund will be the Fund's interest in the investment company.

     (3) Invest in puts, calls, straddles, spreads or any combination thereof, except to the extent permitted by the Prospectus and Statement of Additional Information.

     (4) Purchase or otherwise acquire any security or invest in a repurchase agreement if, as a result, more than 15% (or, in the case of the Cash Reserves Fund, 10%) of the net assets of the Fund would be invested in securities that are illiquid or not readily marketable, including repurchase agreements maturing in more than seven days and non-negotiable fixed time deposits with maturities over seven days. Each Fund may invest without limitation in restricted securities provided such securities are considered to be liquid. If, through a change in values, net assets or other circumstances, a Fund were in a position where more than 15% of its net assets was invested in illiquid securities, it would seek to take appropriate steps to protect liquidity.

     (5) Mortgage, pledge, or hypothecate in any other manner, or transfer as security for indebtedness any security owned by a Fund, except as may be necessary in connection with permissible borrowings and then only if such mortgaging, pledging or hypothecating does not exceed 33 1/3% of such Fund's total assets. Collateral arrangements with respect to margin, option and other risk management and when-issued and forward commitment transactions are not deemed to be pledges or other encumbrances for purposes of this restriction.

SINCE THE FUNDAMENTAL AND NON-FUNDAMENTAL INVESTMENT LIMITATIONS OF THE PORTFOLIO AND THE CASH RESERVES FUND ARE IDENTICAL, REFERENCES BELOW TO THE "FUND" APPLY TO THE PORTFOLIO AS WELL.

THE FOLLOWING ARE THE FUNDAMENTAL INVESTMENT LIMITATIONS OF THE PORTFOLIO AND THE CASH RESERVES FUND.

The Portfolio and the Cash Reserves Fund will not:

       (1) Purchase or sell real estate or real estate limited partnership interests, provided, however, that the Fund may invest in securities secured by real estate or interests therein or issued by companies which invest in real estate or interests therein when consistent with the other policies and limitations described in the Prospectus.

       (2) Purchase or sell commodities (including direct interests and/or leases in oil, gas or minerals) or commodities contracts, except with respect to forward foreign currency exchange contracts, foreign currency futures contracts and when-issued securities when consistent with the other policies and limitations described in the Prospectus.

       (3) Engage in the business of underwriting securities issued by others, except to the extent that, in connection with the disposition of securities, the Fund may be deemed an underwriter under federal securities law.

       (4) Make loans to any person or firm, provided, however, that the making of a loan shall not be construed to include (i) the acquisition for investment of bonds, debentures, notes or other evidences of indebtedness of any corporation or government which are publicly distributed or (ii) the entry into repurchase agreements and further provided, however, that the Fund may lend its portfolio securities to broker-dealers or other institutional investors in accordance with the guidelines stated in the Prospectus.

       (5) Purchase from or sell portfolio securities to its officers, Trustees or other "interested persons" of the Trust, as defined in the 1940 Act, including its investment advisers and their affiliates, except as permitted by the 1940 Act and exemptive rules or orders thereunder.

       (6) Issue senior securities except that the Fund may engage in when-issued securities and forward commitment transactions.

       (7) Borrow money, except from banks or through reverse repurchase agreements for temporary purposes. The aggregate amount of borrowing for the Fund is not to exceed 10% of the value of the Fund's assets at the time of borrowing. Although not a fundamental policy, the Fund intends to repay any money borrowed before any additional portfolio securities are purchased.

       (8) Invest more than 5% of its total assets (taken at market value) in securities of any one issuer, other than obligations issued by the U.S. Government, its agencies and instrumentalities, or purchase more than 10% of the voting securities of any one issuer, with respect to 75% of the Fund's total assets; or

       (9) Invest more than 25% of its total assets in the securities of companies primarily engaged in any one industry, provided that: (i) this limitation does not apply to obligations issued or guaranteed by the U.S. Government, its agencies and instrumentalities; (ii) municipalities and their agencies and authorities are not deemed to be industries; and (iii) financial service companies are classified according to the end users of their services (for example, automobile finance, bank finance, and diversified finance will be considered separate industries).

THE FOLLOWING ARE ADDITIONAL INVESTMENT LIMITATIONS OF THE PORTFOLIO AND THE CASH RESERVES FUND. THESE RESTRICTIONS ARE DESIGNATED AS NON-FUNDAMENTAL AND MAY BE CHANGED BY THE BOARD OF TRUSTEES OF THE AMR TRUST OR TRUST WITHOUT THE APPROVAL OF SHAREHOLDERS.

The Portfolio and the Cash Reserves Fund will not:

       (1) Invest more than 10% of its net assets in illiquid securities, including time deposits and repurchase agreements that mature in more than seven days; or

       (2) Purchase securities on margin, effect short sales (except that the Fund may obtain such short term credits as may be necessary for the clearance of purchases or sales of securities) or purchase or sell call options or engage in the writing of such options.

The Cash Reserves Fund will not:

       (1) Invest more than 25% of its total assets in the securities of companies primarily engaged in any one industry, provided that: (i) this limitation does not apply to obligations issued or guaranteed by the U.S. Government, its agencies and instrumentalities; (ii) except industrial development bonds financing similar type projects, municipalities and their agencies and authorities are not deemed to be industries; and (iii) financial service companies are classified according to the end users of their services (for example, automobile finance, bank finance, and diversified finance will be considered separate industries).

The Cash Reserves Fund may invest up to 10% of its total assets in the securities of other investment companies to the extent permitted by law.

DESCRIPTION OF SECURITIES, OTHER INVESTMENT POLICIES AND RISK CONSIDERATIONS

The following pages contain more detailed information about the types of instruments in which a Fund may invest, strategies the Advisers or, in the case of the Cash Reserves Fund, AMRIS, may employ in pursuit of a Fund's investment objective and a summary of related risks. A Fund will make only those investments described below that are in accordance with its investment objectives and policies. The Amerigo Fund and the Clermont Fund may invest in the following instruments either directly, or through its investments in other investment companies (the "underlying funds"). The Adviser may not buy all of these instruments or use all of these techniques unless it believes that doing so will help a Fund achieve its investment objectives. Because the Orbitex Cash Reserves Fund invests in the Portfolio through a "master-feeder" structure, when the Cash Reserves Fund is described below as being able to make a certain type of investment, the Fund makes that type of investment through the Portfolio.

The Advisers may not buy all of these instruments or use all of these techniques unless they believe that doing so will help a Fund achieve its investment objectives.

ADJUSTABLE RATE SECURITIES (ALL FUNDS). Adjustable rate securities (i.e., variable rate and floating rate instruments) are securities that have interest rates that are adjusted periodically, according to a set formula. The maturity of some adjustable rate securities may be shortened under certain special conditions described more fully below.

Variable rate instruments are obligations that provide for the adjustment of their interest rates on predetermined dates or whenever a specific interest rate changes. A variable rate instrument whose principal amount is scheduled to be paid in 397 days or less is considered to have a maturity equal to the period remaining until the next readjustment of the interest rate. Many variable rate instruments are subject to demand features which entitle the purchaser to resell such securities to the issuer or another designated party, either (1) at any time upon notice of usually 397 days or less, or (2) at specified intervals, not exceeding 397 days, and upon 30 days notice. A variable rate instrument subject to a demand feature is considered to have a maturity equal to the longer of the period remaining until the next readjustment of the interest rate or the period remaining until the principal amount can be recovered through demand, if final maturity exceeds 397 days or the shorter of the period remaining until the next readjustment of the interest rate or the period remaining until the principal amount can be recovered through demand if final maturity is within 397 days.

Floating rate instruments have interest rate reset provisions similar to those for variable rate instruments and may be subject to demand features like those for variable rate instruments. The interest rate is adjusted, periodically (e.g., daily, monthly, semi-annually), to the prevailing interest rate in the marketplace. The interest rate on floating rate securities is ordinarily determined by reference to the 90-day U.S. Treasury bill rate, the rate of return on commercial paper or bank certificates of deposit or an index of short-term interest rates. The maturity of a floating rate instrument is considered to be the period remaining until the principal amount can be recovered through demand.

BELOW-INVESTMENT-GRADE DEBT SECURITIES (ALL FUNDS EXCEPT FOCUS 30 FUND AND CASH RESERVES FUND). Each Fund may invest up to 35% of its net assets in debt securities that are rated below "investment grade" by Standard and Poor's Rating Group ("S&P") or Moody's Investors Services, Inc. ("Moody's") or, if unrated, are deemed by the Advisers to be of comparable quality. Securities rated less than Baa by Moody's or BBB by S&P are classified as below investment grade securities and are commonly referred to as "junk bonds" or high yield, high risk securities. Debt rated BB, B, CCC, CC and C and debt rated Ba, B, Caa, Ca, C is regarded by S&P and Moody's, respectively, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation. For S&P, BB indicates the lowest degree of speculation and C the highest degree of speculation. For Moody's, Ba indicates the lowest degree of speculation and C the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions. Similarly, debt rated Ba or BB and below is regarded by the relevant rating agency as speculative. Debt rated C by Moody's or S&P is the lowest rated debt that is not in default as to principal or interest, and such issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing. Such securities are also generally considered to be subject to greater risk than securities with higher ratings with regard to a deterioration of general economic conditions. Excerpts from S&P's and Moody's descriptions of their bond ratings are contained in the Appendix to this SAI.

Ratings of debt securities represent the rating agency's opinion regarding their quality and are not a guarantee of quality. Rating agencies attempt to evaluate the safety of principal and interest payments and do not evaluate the risks of fluctuations in market value. Also, since rating agencies may fail to make timely changes in credit ratings in response to subsequent events, the Adviser continuously monitor the issuers of high yield bonds in the portfolios of the Funds to determine if the issuers will have sufficient cash flows and profits to meet required principal and interest payments. The achievement of a Fund's investment objective may be more dependent on the Adviser's own credit analysis than might be the case for a fund which invests in higher quality bonds. A Fund may retain a security whose rating has been changed. The market values of lower quality debt securities tend to reflect individual developments of the issuer to a greater extent than do higher quality securities, which react primarily to fluctuations in the general level of interest rates. In addition, lower quality debt securities tend to be more sensitive to economic conditions and generally have more volatile prices than higher quality securities. Issuers of lower quality securities are often highly leveraged and may not have available to them more traditional methods of financing. For example, during an economic downturn or a sustained period of rising interest rates, highly leveraged issuers of lower quality securities may experience financial stress. During such periods, such issuers may not have sufficient revenues to meet their interest payment obligations. The issuer's ability to service debt obligations may also be adversely affected by specific developments affecting the issuer, such as the issuer's inability to meet specific projected business forecasts or the unavailability of additional financing. Similarly, certain emerging market governments that issue lower quality debt securities are among the largest debtors to commercial banks, foreign governments and supranational organizations such as the World Bank and may not be able or willing to make principal and/or interest repayments as they come due. The risk of loss due to default by the issuer is significantly greater for the holders of lower quality securities because such securities are generally unsecured and are often subordinated to other creditors of the issuer. Lower quality debt securities frequently have call or buy-back features which would permit an issuer to call or repurchase the security from a Fund. In addition, a Fund may have difficulty disposing of lower quality securities because they may have a thin trading market. There may be no established retail secondary market for many of these securities, and each Fund anticipates that such securities could be sold only to a limited number of dealers or institutional investors. The lack of a liquid secondary market also may have an adverse impact on market prices of such instruments and may make it more difficult for a Fund to obtain accurate market quotations for purposes of valuing the Fund's portfolios. A Fund may also acquire lower quality debt securities during an initial underwriting or which are sold without registration under applicable securities laws. Such securities involve special considerations and risks.

In addition to the foregoing, factors that could have an adverse effect on the market value of lower quality debt securities in which the Funds may invest, include: (i) potential adverse publicity, (ii) heightened sensitivity to general economic or political conditions and (iii) the likely adverse impact of a major economic recession. A Fund may also incur additional expenses to the extent the Fund is required to seek recovery upon a default in the payment of principal or interest on its portfolio holdings, and the Fund may have limited legal recourse in the event of a default. Debt securities issued by governments in emerging markets can differ from debt obligations issued by private entities in that remedies for defaults generally must be pursued in the courts of the defaulting government, and legal recourse is therefore somewhat diminished. Political conditions, in terms of a government's willingness to meet the terms of its debt obligations, also are of considerable significance. There can be no assurance that the holders of commercial bank debt may not contest payments to the holders of debt securities issued by governments in emerging markets in the event of default by the governments under commercial bank loan agreements. The Adviser attempts to minimize the speculative risks associated with investments in lower quality securities through credit analysis and by carefully monitoring current trends in interest rates, political developments and other factors. Nonetheless, investors should carefully review the investment objective and policies of the Fund and consider their ability to assume the investment risks involved before making an investment. Each Fund may also invest in unrated debt securities. Unrated debt securities, while not necessarily of lower quality than rated securities, may not have as broad a market. Because of the size and perceived demand for an issue, among other factors, certain issuers may decide not to pay the cost of obtaining a rating for their bonds. The Adviser will analyze the creditworthiness of the issuer of an unrated security, as well as any financial institution or other party responsible for payments on the security.

CERTIFICATES OF DEPOSIT AND BANKERS' ACCEPTANCES (ALL FUNDS). Each Fund may invest in certificates of deposit and bankers' acceptances which are considered to be short-term money market instruments.

Certificates of deposit are receipts issued by a depository institution in exchange for the deposit of funds. The issuer agrees to pay the amount deposited plus interest to the bearer of the receipt on the date specified on the certificate. The certificate usually can be traded in the secondary market prior to maturity. Bankers' acceptances typically arise from short-term credit arrangements designed to enable businesses to obtain funds to finance commercial transactions. Generally, an acceptance is a time draft drawn on a bank by an exporter or an importer to obtain a stated amount of funds to pay for specific merchandise. The draft is then "accepted" by a bank that, in effect, unconditionally guarantees to pay the face value of the instrument on its maturity date. The acceptance may then be held by the accepting bank as an earning asset or it may be sold in the secondary market at the going rate of discount for a specific maturity. Although maturities for acceptances can be as long as 270 days, most acceptances have maturities of six months or less.

COMMERCIAL PAPER (ALL FUNDS). Each Fund may purchase commercial paper. Commercial paper consists of short-term (usually from 1 to 270 days) unsecured promissory notes issued by corporations in order to finance their current operations.

DEALER (OVER-THE-COUNTER) OPTIONS (ALL FUNDS EXCEPT CASH RESERVES FUND). Each Fund may engage in transactions involving dealer options. Certain risks are specific to dealer options. While the Fund would look to a clearing corporation to exercise exchange-traded options, if the Fund were to purchase a dealer option, it would rely on the dealer from whom it purchased the option to perform if the option were exercised. Failure by the dealer to do so would result in the loss of the premium paid by the Fund as well as loss of the expected benefit of the transaction.

Exchange-traded options generally have a continuous liquid market while dealer options have none. Consequently, the Fund will generally be able to realize the value of a dealer option it has purchased only by exercising it or reselling it to the dealer who issued it. Similarly, when the Fund writes a dealer option, it generally will be able to close out the option prior to its expiration only by entering into a closing purchase transaction with the dealer to which the Fund originally wrote the option. While the Fund will seek to enter into dealer options only with dealers who will agree to and which are expected to be capable of entering into closing transactions with the Fund, there can be no assurance that the Fund will be able to liquidate a dealer option at a favorable price at any time prior to expiration. Until the Fund, as a covered dealer call option writer, is able to effect a closing purchase transaction, it will not be able to liquidate securities (or other assets) or currencies used as cover until the option expires or is exercised. In the event of insolvency of the contra party, the Fund may be unable to liquidate a dealer option. With respect to options written by the Fund, the inability to enter into a closing transaction may result in material losses to the Fund. For example, since the Fund must maintain a secured position with respect to any call option on a security it writes, the Fund may not sell the assets which it has segregated to secure the position while it is obligated under the option. This requirement may impair a Fund's ability to sell portfolio securities or currencies at a time when such sale might be advantageous.

The Staff of the SEC has taken the position that purchased dealer options and the assets used to secure the written dealer options are illiquid securities. A Fund may treat the cover used for written OTC options as liquid if the dealer agrees that the Fund may repurchase the OTC option it has written for a maximum price to be calculated by a predetermined formula. In such cases, the OTC option would be considered illiquid only to the extent the maximum repurchase price under the formula exceeds the intrinsic value of the option. Accordingly, the Fund will treat dealer options as subject to the Fund's limitation on unmarketable securities. If the SEC changes its position on the liquidity of dealer options, the Fund will change its treatment of such instrument accordingly.

EXPOSURE TO FOREIGN MARKETS (ALL FUNDS EXCEPT FOCUS 30 FUND AND CASH RESERVES
FUND). Foreign securities, foreign currencies, and securities issued by U.S. entities with substantial foreign operations may involve significant risks in addition to the risks inherent in U.S. investments. The value of securities denominated in foreign currencies, and of dividends and interest paid with respect to such securities will fluctuate based on the relative strength of the U.S. dollar.

There may be less publicly available information about foreign securities and issuers than is available about domestic securities and issuers. Foreign companies generally are not subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to domestic companies. Securities of some foreign companies are less liquid and their prices may be more volatile than securities of comparable domestic companies. The Funds' interest and dividends from foreign issuers maybe subject to non-U.S. withholding taxes, thereby reducing the Funds' net investment income.

Currency exchange rates may fluctuate significantly over short periods and can be subject to unpredictable change based on such factors as political developments and currency controls by foreign governments. Because the Funds may invest in securities denominated in foreign currencies, they may seek to hedge foreign currency risks by engaging in foreign currency exchange transactions. These may include buying or selling foreign currencies on a spot basis, entering into foreign currency forward contracts, and buying and selling foreign currency options, foreign currency futures, and options on foreign currency futures. Many of these activities constitute "derivatives" transactions. See "Derivatives", above.

Each Fund may invest in issuers domiciled in "emerging markets," those countries determined by the Adviser to have developing or emerging economies and markets. Emerging market investing involves risks in addition to those risks involved in foreign investing. For example, many emerging market countries have experienced substantial, and in some periods extremely high, rates of inflation for many years. In addition, economies in emerging markets generally are dependent heavily upon international trade and, accordingly, have been and continue to be affected adversely by trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade. The securities markets of emerging countries are substantially smaller, less developed, less liquid and more volatile than the securities markets of the United States and other more developed countries. Brokerage commissions, custodial services and other costs relating to investment in foreign markets generally are more expensive than in the United States, particularly with respect to emerging markets. In addition, some emerging market countries impose transfer taxes or fees on a capital market transaction.

Foreign investments involve a risk of local political, economic, or social instability, military action or unrest, or adverse diplomatic developments, and may be affected by actions of foreign governments adverse to the interests of U.S. investors. Such actions may include the possibility of expropriation or nationalization of assets, confiscatory taxation, restrictions on U.S. investment or on the ability to repatriate assets or convert currency into U.S. dollars, or other government intervention. There is no assurance that the Adviser will be able to anticipate these potential events or counter their effects. These risks are magnified for investments in developing countries, which may have relatively unstable governments, economies based on only a few industries, and securities markets that trade a small number of securities.

Economies of particular countries or areas of the world may differ favorably or unfavorably from the economy of the United States. Foreign markets may offer less protection to investors than U.S. markets. It is anticipated that in most cases the best available market for foreign securities will be on an exchange or in over-the-counter markets located outside the United States. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. issuers. Foreign security trading practices, including those involving securities settlement where Fund assets may be released prior to receipt of payment, may result in increased risk in the event of a failed trade or the insolvency of a foreign broker-dealer, and may involve substantial delays. In addition, the costs of foreign investing, including withholding taxes, brokerage commissions and custodial costs, are generally higher than for U.S. investors. In general, there is less overall governmental supervision and regulation of securities exchanges, brokers, and listed companies than in the United States. It may also be difficult to enforce legal rights in foreign countries. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to U.S. issuers.

Some foreign securities impose restrictions on transfer within the United States or to U.S. persons. Although securities subject to such transfer restrictions may be marketable abroad, they may be less liquid than foreign securities of the same class that are not subject to such restrictions. American Depositary Receipts (ADRs), as well as other "hybrid" forms of ADRs, including European Depositary Receipts (EDRs) and Global Depositary Receipts (GDRs), are certificates evidencing ownership of shares of a foreign issuer. These certificates are issued by depository banks and generally trade on an established market in the United States or elsewhere. The underlying shares are held in trust by a custodian bank or similar financial institution in the issuer's home country. The depository bank may not have physical custody of the underlying securities at all times and may charge fees for various services, including forwarding dividends and interest and corporate actions. ADRs are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies. However, ADRs continue to be subject to many of the risks associated with investing directly in foreign securities. These risks include foreign exchange risk as well as the political and economic risks of the underlying issuer's country.


Investments in emerging markets can be subject to a number of types of taxes that vary by country, change frequently, and are sometime defined by custom rather than written regulation. Emerging countries can tax interest, dividends, and capital gains through the application of a withholding tax. The local custodian normally withholds the tax upon receipt of a payment and forwards such tax payment to the foreign government on behalf of the Fund. Certain foreign governments can also require a foreign investor to file an income tax return and pay the local tax through estimated tax payments, or pay with the tax return. Although not frequently used, some emerging markets have attempted to slow conversion of their currency by imposing a repatriation tax. Generally, this tax is applied to amounts which are converted from the foreign currency to the investor's currency and withdrawn from the local bank account. Transfer taxes or fees, such as stamp duties, security transfer taxes, and registration and script fees, are generally imposed by emerging markets as a tax or fee on a capital market transaction. Each emerging country may impose a tax or fee at a different point in time as the foreign investor perfects his interest in the securities acquired in the local market. A stamp duty is generally a tax on the official recording of a capital market transaction. Payment of such duty is generally a condition of the transfer of assets and failure to pay such duty can result in a loss of title to such asset as well as loss of benefit from any corporate actions. A stamp duty is generally determined based on a percentage of the value of the transaction conducted and can be charged against the buyer (e.g., Cyprus, India, Israel, Jordan, Malaysia, Pakistan, and the Philippines), against the seller (e.g., Argentina, Australia, China,

Egypt, Indonesia, Kenya, Portugal, South Korea, Trinidad, Tobago, and Zimbabwe). Although such a fee does not generally exceed 100 basis points, certain emerging markets have assessed a stamp duty as high as 750 basis points (e.g., Pakistan). A security transfer tax is similar to a stamp duty and is generally applied to the purchase, sale or exchange of securities which occur in a particular foreign market. These taxes are based on the value of the trade and similar to stamp taxes, can be assessed against the buyer, seller or both. Although the securities transfer tax may be assessed in lieu of a stamp duty, such tax can be assessed in addition to a stamp duty in certain foreign markets (e.g., Switzerland, South Korea, Indonesia). Upon purchasing a security in an emerging market, such security must often be submitted to a registration process in order to record the purchaser as a legal owner of such security interest. Often foreign countries will charge a registration or script fee to record the change in ownership and, where physical securities are issued, issue a new security certificate. In addition to assessing this fee upon the acquisition of a security, some markets also assess registration charges upon the registration of local shares to foreign shares.


FEDERAL TAX TREATMENT OF OPTIONS, FUTURES CONTRACTS AND FORWARD FOREIGN EXCHANGE CONTRACTS (ALL FUNDS EXCEPT CASH RESERVES FUND). Each Fund may enter into certain option, futures, and forward foreign exchange contracts, including options and futures on currencies, which are Section 1256 contracts and may result in the Fund entering into straddles.

Open Section 1256 contracts at fiscal year end will be considered to have been closed at the end of the Fund's fiscal year and any gains or losses will be recognized for tax purposes at that time. Such gains or losses from the normal closing or settlement of such transactions will be characterized as 60% long-term capital gain or loss and 40% short-term capital gain or loss regardless of the holding period of the instrument. The Fund will be required to distribute net gains on such transactions to shareholders even though it may not have closed the transaction and received cash to pay such distributions.

Options, futures and forward foreign exchange contracts, including options and futures on currencies, which offset a security or currency position may be considered straddles for tax purposes, in which case a loss on any position in a straddle will be subject to deferral to the extent of unrealized gain in an offsetting position. The holding period of the securities or currencies comprising the straddle may be deemed not to begin until the straddle is terminated. The holding period of the security offsetting an "in-the-money qualified covered call" option will not include the period of time the option is outstanding. Losses on written covered calls and purchased puts on securities, excluding certain "qualified covered call" options, may be long-term capital loss, if the security covering the option was held for more than twelve months prior to the writing of the option.

In order for each Fund to continue to qualify for federal income tax treatment as a regulated investment company, at least 90% of its gross income for a taxable year must be derived from qualifying income; i.e., dividends, interest, income derived from loans of securities, and gains from the sale of securities or currencies.


EURO CONVERSION (FOR INTERNATIONAL FUND ONLY)


The Fund may invest in securities of issuers in European countries. Certain European countries have joined the European Economic and Monetary Union (EMU). The EMU began on January 1, 1999 when 11 European countries adopted a single currency - the Euro. The EMU may create new economic opportunities for investors, such as lower interest rates, easier cross-border mergers, acquisitions and similar restructurings, more efficient distribution and product packaging and greater competition. Budgetary decisions remain in the hands of each participating country, but are subject to each country's commitment to avoid "excessive deficits" and other more specific budgetary criteria. A European Central Bank is responsible for setting the official interest rate within the Euro zone. The EMU and the introduction of the Euro, however, present unique risks and uncertainties for investors in EMU-participating countries, including: (i) monetary and economic union on this scale has never before been attempted; (ii) there is uncertainty whether participating countries will remain committed to the EMU in the face of changing economic conditions; (iii) instability within the EMU may increase the volatility of European markets and may adversely affect the prices of securities of European issuers in the fund's portfolio; (iv) there is uncertainty concerning the fluctuation of the Euro relative to non-Euro currencies during the transition period from January 1, 1999 and beyond; and

(v) there is no assurance that interest rate, tax and labor regimes of EMU-participating countries will converge over time. These and other factors may cause market disruption and could adversely affect European securities and currencies held by the fund.

FOREIGN CURRENCY TRANSACTIONS (ALL FUNDS EXCEPT FOCUS 30 FUND AND CASH RESERVES
FUND). A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are principally traded in the interbank market conducted directly between currency traders (usually large, commercial banks) and their customers. A forward contract generally has no deposit requirement, and no commissions are charged at any stage for trades.

Each Fund may enter into forward contracts for a variety of purposes in connection with the management of the foreign currency exposure of its portfolio. The Fund's use of such contracts would include, but not be limited to, the following: First, when the Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency, it may desire to "lock in" the U.S. dollar price of the security. By entering into a forward contract for the purchase or sale, for a fixed amount of dollars of the amount of foreign currency involved in the underlying security transactions, the Fund will be able to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the subject foreign currency during the period between the date the security is purchased or sold and the date on which payment is made or received.

Second, when the Adviser believes that one currency may experience a substantial movement against another currency, including the U.S. dollar, or it wishes to alter the Fund's exposure to the currencies of the countries in its investment universe, it may enter into a forward contract to sell or buy foreign currency in exchange for the U.S. dollar or another foreign currency. Alternatively, where appropriate, a Fund may manage all or part of its foreign currency exposure through the use of a basket of currencies or a proxy currency where such currency or currencies act as an effective proxy for other currencies. In such a case, the Fund may enter into a forward contract where the amount of the foreign currency to be sold exceeds the value of the securities denominated in such currency. The use of this basket hedging technique may be more efficient and economical than entering into separate forward contracts for each currency held in the Fund. The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible since the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date the forward contract is entered into and the date it matures. The projection of short-term currency market movement is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain. Under normal circumstances, consideration of the prospect for currency parities will be incorporated into the longer-term investment decisions made with regard to overall diversification strategies. However, the Adviser believes that it is important to have the flexibility to enter into such forward contracts when it determines that the best interests of a Fund will be served.

Each Fund may enter into forward contacts for any other purpose consistent with the Fund's investment objective and program. However, the Fund will not enter into a forward contract, or maintain exposure to any such contract(s), if the amount of foreign currency required to be delivered thereunder would exceed the Fund's holdings of liquid securities and currency available for cover of the forward contract(s). In determining the amount to be delivered under a contract, the Fund may net offsetting positions.

At the maturity of a forward contract, the Fund may sell the portfolio security and make delivery of the foreign currency, or it may retain the security and either extend the maturity of the forward contract (by "rolling" that contract forward) or may initiate a new forward contract.

If the Fund retains the portfolio security and engages in an offsetting transaction, the Fund will incur a gain or a loss (as described below) to the extent that there has been movement in forward contract prices. If the Fund engages in an offsetting transaction, it may subsequently enter into a new forward contract to sell the foreign currency. Should forward prices decline during the period between the Fund's entering into a forward contract for the sale of a foreign currency and the date it enters into an offsetting contract for the purchase of the foreign currency, the Fund will realize a gain to the extent the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to purchase. Should forward prices increase, the Fund will suffer a loss to the extent of the price of the currency it has agreed to purchase exceeds the price of the currency it has agreed to sell.

Each Fund's dealing in forward foreign currency exchange contracts will generally be limited to the transactions described above. However, each Fund reserves the right to enter into forward foreign currency contracts for different purposes and under different circumstances. Of course, the Fund is not required to enter into forward contracts with regard to its foreign currency denominated securities and will not do so unless deemed appropriate by the Adviser. It also should be realized that this method of hedging against a decline in the value of a currency does not eliminate fluctuations in the underlying prices of the securities. It simply establishes a rate of exchange at a future date. Additionally, although such contracts tend to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time, they tend to limit any potential gain, which might result from an increase in the value of that currency.

Although each Fund values its assets daily in terms of U.S. dollars, it does not intend to convert its holdings of foreign currencies into U.S. dollars on a daily basis. It will do so from time to time, and investors should be aware of the costs of currency conversion. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference (the "spread") between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to the Fund at one rate, while offering a lesser rate of exchange should the Fund desire to resell that currency to the dealer.

FOREIGN FUTURES AND OPTIONS (ALL FUNDS EXCEPT FOCUS 30 FUND AND CASH RESERVES
FUND). Participation in foreign futures and foreign options transactions involves the execution and clearing of trades on or subject to the rules of a foreign board of trade. Neither the National Futures Association nor any domestic exchange regulates activities of any foreign boards of trade, including the execution, delivery and clearing of transactions, or has the power to compel enforcement of the rules of a foreign board of trade or any applicable foreign law. This is true even if the exchange is formally linked to a domestic market so that a position taken on the market may be liquidated by a transaction on another market. Moreover, such laws or regulations will vary depending on the foreign country in which the foreign futures or foreign options transaction occurs. For these reasons, customers who trade foreign futures or foreign options contracts may not be afforded certain of the protective measures provided by the Commodity Exchange Act, the CFTC's regulations and the rules of the National Futures Association and any domestic exchange, including the right to use reparations proceedings before the Commission and arbitration proceedings provided by the National Futures Association or any domestic futures exchange. In particular, funds received from a Fund for foreign futures or foreign options transactions may not be provided the same protections as funds received in respect of transactions on United States futures exchanges. In addition, the price of any foreign futures or foreign options contract and, therefore, the potential profit and loss thereon may be affected by any variance in the foreign exchange rate between the time the Fund's order is placed and the time it is liquidated, offset or exercised.

FUTURES CONTRACTS (ALL FUNDS EXCEPT CASH RESERVES FUND). Transactions in Futures. Each Fund may enter into futures contracts, including stock index, interest rate and currency futures ("futures or futures contracts").

Stock index futures contracts may be used to provide a hedge for a portion of the Fund's portfolio, as a cash management tool, or as an efficient way for the Adviser to implement either an increase or decrease in portfolio market exposure in response to changing market conditions. A Fund may, purchase or sell futures contracts with respect to any stock index. Nevertheless, to hedge the Fund's portfolio successfully, the Fund must sell futures contacts with respect to indices or sub-indices whose movements will have a significant correlation with movements in the prices of the Fund's portfolio securities.

Interest rate or currency futures contracts may be used to manage a Fund's exposure to changes in prevailing levels of interest rates or currency exchange rates in order to establish more definitely the effective return on securities or currencies held or intended to be acquired by the Fund. In this regard, the Fund could sell interest rate or currency futures as an offset against the effect of expected increases in interest rates or currency exchange rates and purchase such futures as an offset against the effect of expected declines in interest rates or currency exchange rates.

A Fund will enter into futures contracts which are traded on national or foreign futures exchanges, and are standardized as to maturity date and underlying financial instrument. Futures exchanges and trading in the United States are regulated under the Commodity Exchange Act by the Commodity Futures Trading Commission ("CFTC"). Futures are traded in London at the London International Financial Futures Exchange in Paris at the MATIF and in Tokyo at the Tokyo Stock Exchange. Although techniques other than the sale and purchase of futures contracts could be used for the above-referenced purposes, futures contracts offer an effective and relatively low cost means of implementing the Fund's objectives in these areas.

Although the Funds have no current intention of engaging in futures or options transactions other than those described above, they reserve the right to do so. Such futures and options trading might involve risks which differ from those involved in the futures and options described in this Statement of Additional Information.

TRADING IN FUTURES CONTRACTS. A futures contract provides for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument (e.g., units of a stock index) for a specified price, date, time and place designated at the time the contract is made. Brokerage fees are incurred when a futures contract is bought or sold and margin deposits must be maintained. Entering into a contract to buy is commonly referred to as buying or purchasing a contract or holding a long position. Entering into a contract to sell is commonly referred to as selling a contract or holding a short position.

Unlike when a Fund purchases or sells a security, no price would be paid or received by the Fund upon the purchase or sale of a futures contract. Upon entering into a futures contract, and to maintain the Fund's open positions in futures contracts, the Fund would be required to deposit with its custodian or futures broker in a segregated account in the name of the futures broker an amount of cash, U.S. government securities, suitable money market instruments, or other liquid securities, known as "initial margin." The margin required for a particular futures contract is set by the exchange on which the contract is traded, and may be significantly modified from time to time by the exchange during the term of the contract. Futures contracts are customarily purchased and sold on margins that may range upward from less than 5% of the value of the contract being traded.

If the price of an open futures contract changes (by increase in underlying instrument or index in the case of a sale or by decrease in the case of a purchase) so that the loss on the futures contract reaches a point at which the margin on deposit does not satisfy margin requirements, the broker will require an increase in the margin. However, if the value of a position increases because of favorable price changes in the futures contract so that the margin deposit exceeds the required margin, the broker will pay the excess to the Fund.

These subsequent payments, called "variation margin," to and from the futures broker, are made on a daily basis as the price of the underlying assets fluctuate making the long and short positions in the futures contract more or less valuable, a process known as "marking to the market." Each Fund expects to earn interest income on its margin deposits.

Although certain futures contracts, by their terms, require actual future delivery of and payment for the underlying instruments, in practice most futures contracts are usually closed out before the delivery date. Closing out an open futures contract purchase or sale is effected by entering into an offsetting futures contract sale or purchase, respectively, for the same aggregate amount of the identical underlying instrument or index and the same delivery date. If the offsetting purchase price is less than the original sale price, the Fund realizes a gain; if it is more, the Fund realizes a loss. Conversely, if the offsetting sale price is more than the original purchase price, the Fund realizes a gain; if it is less, the Fund realizes a loss. The transaction costs must also be included in these calculations. There can be no assurance, however, that the Fund will be able to enter into an offsetting transaction with respect to a particular futures contract at a particular time. If the Fund is not able to enter into an offsetting transaction, the Fund will continue to be required to maintain the margin deposits on the futures contract.

For example, one contract in the Financial Times Stock Exchange 100 Index future is a contract to buy 25 pounds sterling multiplied by the level of the UK Financial Times 100 Share Index on a given future date. Settlement of a stock index futures contract may or may not be in the underlying instrument or index. If not in the underlying instrument or index, then settlement will be made in cash, equivalent over time to the difference between the contract price and the actual price of the underlying asset at the time the stock index futures contract expires.

SPECIAL RISKS OF TRANSACTIONS IN FUTURES CONTRACTS. VOLATILITY AND LEVERAGE. The prices of futures contracts are volatile and are influenced, among other things, by actual and anticipated changes in the market and interest rates, which in turn are affected by fiscal and monetary policies and national and international political and economic events. Most United States futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of futures contract, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses, because the limit may prevent the liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses.

Because of the low margin deposits required, futures trading involves an extremely high degree of leverage. As a result, a relatively small price movement in a futures contract may result in immediate and substantial loss, as well as gain, to the investor. For example, if at the time of purchase, 10% of the value of the futures contract were deposited as margin, a subsequent 10% decrease in the value of the futures contract would result in a total loss of the margin deposit, before any deduction for the transaction costs, if the account were then closed out. A 15% decrease would result in a loss equal to 150% of the original margin deposit, if the contract were closed out. Thus, a purchase or sale of a futures contract may result in losses in excess of the amount of margin deposited to maintain the futures contract. However, a Fund would presumably have sustained comparable losses if, instead of the futures contract, it had invested in the underlying financial instrument and sold it after the decline. Furthermore, in the case of a futures contract purchase, in order to be certain that the Fund has sufficient assets to satisfy its obligations under a futures contract, the Fund earmarks to the futures contract money market instruments or other liquid securities equal in value to the current value of the underlying instrument less the margin deposit.

LIQUIDITY. A Fund may elect to close some or all of its futures positions at any time prior to their expiration. The Fund would do so to reduce exposure represented by long futures positions or short futures positions. The Fund may close its positions by taking opposite positions which would operate to terminate the Fund's position in the futures contracts. Final determinations of variation margin would then be made, additional cash would be required to be paid by or released to the Fund, and the Fund would realize a loss or a gain. Futures contracts may be closed out only on the exchange or board of trade where the contracts were initially traded. Although each Fund intends to purchase or sell futures contracts only on exchanges or boards of trade where there appears to be an active market, there is no assurance that a liquid market on an exchange or board of trade will exist for any particular contract at any particular time. The reasons for the absence of a liquid secondary market on an exchange are substantially the same as those discussed under "Special Risks of Transactions in Options on Futures Contracts." In the event that a liquid market does not exist, it might not be possible to close out a futures contract, and in the event of adverse price movements, the Fund would continue to be required to make daily cash payments of variation margin. However, in the event futures contracts have been used to hedge the underlying instruments, the Fund would continue to hold the underlying instruments subject to the hedge until the futures contracts could be terminated. In such circumstances, an increase in the price of underlying instruments, if any, might partially or completely offset losses on the futures contract. However, as described below, there is no guarantee that the price of the underlying instruments will, in fact, correlate with the price movements in the futures contract and thus provide an offset to losses on a futures contract.

HEDGING RISK (ALL FUNDS EXCEPT CASH RESERVES FUND). A decision of whether, when, and how to hedge involves skill and judgment, and even a well-conceived hedge may be unsuccessful to some



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

degree because of unexpected market behavior or market or interest rate trends. There are several risks in connection with the use by a Fund of futures contracts as a hedging device. One risk arises because of the possible imperfect correlation between movements in the prices of the futures contracts and movements in the prices of the underlying instruments which are the subject of the hedge. The Adviser (or Sub-Adviser) will, however, attempt to reduce this risk by entering into futures contracts whose movements, in its judgment, will have a significant correlation with movements in the prices of the Fund's underlying instruments sought to be hedged.

Successful use of futures contracts by the Fund for hedging purposes is also subject to the Adviser's (or Sub-Adviser) ability to correctly predict movements in the direction of the market. It is possible that, when the Fund has sold futures to hedge its portfolio against a decline in the market, the index, indices, or instruments underlying futures might advance and the value of the underlying instruments held in the Fund's portfolio might decline. If this were to occur, the Fund would lose money on the futures and also would experience a decline in value in its underlying instruments. However, while this might occur to a certain degree, the Adviser and each Sub-Adviser believe that over time the value of the Fund's portfolio will tend to move in the same direction as the market indices used to hedge the portfolio. It is also possible that if a Fund were to hedge against the possibility of a decline in the market (adversely affecting the underlying instruments held in its portfolio) and prices instead increased, the Fund would lose part or all of the benefit of increased value of those underlying instruments that it has hedged, because it would have offsetting losses in its futures positions. In addition, in such situations, if the Fund had insufficient cash, it might have to sell underlying instruments to meet daily variation margin requirements. Such sales of underlying instruments might be, but would not necessarily be, at increased prices (which would reflect the rising market). The Fund might have to sell underlying instruments at a time when it would be disadvantageous to do so.

In addition to the possibility that there might be an imperfect correlation, or no correlation at all, between price movements in the futures contracts and the portion of the portfolio being hedged, the price movements of futures contracts might not correlate perfectly with price movements in the underlying instruments due to certain market distortions. First, all participants in the futures market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors might close futures contracts through offsetting transactions, which could distort the normal relationship between the underlying instruments and futures markets. Second, the margin requirements in the futures market are less onerous than margin requirements in the securities markets, and as a result the futures market might attract more speculators than the securities markets do. Increased participation by speculators in the futures market might also cause temporary price distortions. Due to the possibility of price distortion in the futures market and also because of the imperfect correlation between price movements in the underlying instruments and movements in the prices of futures contracts, even a correct forecast of general market trends by the Adviser (or Sub-Adviser) might not result in a successful hedging transaction over a very short time period.


ILLIQUID OR RESTRICTED SECURITIES (ALL FUNDS). Restricted securities may be sold only in privately negotiated transactions or in a public offering with respect to which a registration statement is in effect under the Securities Act of 1933 (the "1933 Act"). Where registration is required, a Fund may be obligated to pay all or part of the registration expenses and a considerable period may elapse between the time of the decision to sell and the time the Fund may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the Fund might obtain a less favorable price than prevailed when it decided to sell. Restricted securities will be priced at fair value as determined in accordance with procedures prescribed by the Board of Trustees of the Trust. If through the appreciation of illiquid securities or the depreciation of liquid securities, the Fund should be in a position where more than 15% (or, in the case of the Cash Reserves Fund, 10%) of the value of its net assets are invested in illiquid assets, including restricted securities, the Fund will take appropriate steps to protect liquidity.


Notwithstanding the above, each Fund may purchase securities which, while privately placed, are eligible for purchase and sale under Rule 144A under the 1933 Act. This rule permits certain qualified institutional buyers to trade in privately placed securities even though such securities are not registered under the 1933 Act. The Adviser under the supervision of the Board of Trustees of the Trust, will consider whether securities purchased under Rule 144A are illiquid and thus subject to the Fund's restriction of investing no more than

15% of its net assets in illiquid securities. A determination of whether a Rule 144A security is liquid or not is a question of fact. In making this determination, the Adviser will consider the trading markets for the specific security taking into account the unregistered nature of a Rule 144A security. In addition, the Adviser could consider (1) the frequency of trades and quotes, (2) the number of dealers and potential purchases, (3) any dealer undertakings to make a market, and (4) the nature of the security and of marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of transfer). The liquidity of Rule 144A securities would be monitored, and if as a result of changed conditions it is determined that a Rule 144A security is no longer liquid, the Fund's holdings of illiquid securities would be reviewed to determine what, if any, steps are required to assure that the Fund does not invest more than 15% of its net assets in illiquid securities. Investing in Rule 144A securities could have the effect of increasing the amount of the Fund's assets invested in illiquid securities if qualified institutional buyers are unwilling to purchase such securities.


LOANS AND OTHER DIRECT DEBT INSTRUMENTS (ALL FUNDS EXCEPT FOCUS 30 FUND AND CASH RESERVES FUND). Direct debt instruments are interests in amounts owed by a corporate, governmental, or other borrower to lenders or lending syndicates (loans and loan participations), to suppliers of goods or services (trade claims or other receivables), or to other parties. Direct debt instruments are subject to each Fund's policies regarding the quality of debt securities.


Purchasers of loans and other forms of direct indebtedness depend primarily upon the creditworthiness of the borrower for payment of principal and interest. Direct debt instruments may not be rated by any nationally recognized rating service. If a Fund does not receive scheduled interest or principal payments on such indebtedness, the Fund's share price and yield could be adversely affected. Loans that are fully secured offer a Fund more protections than an unsecured loan in the event of non-payment of scheduled interest or principal. However, there is no assurance that the liquidations of collateral from a secured loan would satisfy the borrower's obligation, or that the collateral could be liquidated. Indebtedness of borrowers whose creditworthiness is poor involves substantially greater risks and may be highly speculative. Borrowers that are in bankruptcy or restructuring may never pay off their indebtedness, or may pay only a small fraction of the amount owed. Direct indebtedness of developing countries also involves a risk that the governmental entities responsible for the repayment of the debt may be unable, or unwilling, to pay interest and repay principal when due.

Investments in loans through direct assignment of a financial institution's interests with respect to a loan may involve additional risks to a Fund. For example, if a loan is foreclosed, the Fund could become part owner of any collateral, and would bear the costs and liabilities associated with owning and disposing of the collateral. In addition, it is conceivable that under emerging legal theories of lender liability, the Fund could be held liable as a co-lender. Direct debt instruments may also involve a risk of insolvency of the lending bank or other intermediary. Direct debt instruments that are not in the form of securities may offer less legal protection to a Fund in the event of fraud or misrepresentation. In the absence of definitive regulatory guidance, each Fund relies on the Adviser's research in an attempt to avoid situations where fraud or misrepresentation could adversely affect the Fund.

A loan is often administered by a bank or other financial institution that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. Unless, under the terms of the loan or other indebtedness, a Fund has direct recourse against the borrower, it may have to rely on the agent to apply appropriate credit remedies against a borrower. If assets held by the agent for the benefit of a Fund were determined to be subject to the claims of the agent's general creditors, the Fund might incur certain costs and delays in realizing payment on the loan or loan participation and could suffer a loss of principal or interest.

Direct indebtedness purchased by a Fund may include letters of credit, revolving credit facilities, or other standby financing commitments obligating the Fund to pay additional cash on demand. These commitments may have the effect of requiring the Fund to increase its investment in a borrower at a time when it would not otherwise have done so, even if the borrower's condition makes it unlikely that the amount will ever be repaid. A Fund will set aside appropriate liquid assets in a custodial account to cover its potential obligations under standby financing commitments.



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


Each Fund, other than the Info-Tech & Communications Fund, Emerging Technology Fund, Energy & Basic Materials Fund, Financial Services Fund, Health & Biotechnology Fund, and the Medical Sciences Fund, limits the amount of total assets that it will invest in any one issuer or, in issuers within the same industry (see each Fund's investment limitations). For purposes of these limitations, a Fund generally will treat the borrower as the "issuer" of indebtedness held by the Fund. In the case of loan participations where a bank or other lending institution serves as financial intermediary between a Fund and the borrower, if the participation does not shift to the Fund the direct debtor-creditor relationship with the borrower, SEC interpretations require the Fund, in appropriate circumstances, to treat both the lending bank or other lending institution and the borrower as "issuers" for these purposes. Treating a financial intermediary as an issuer of indebtedness may restrict a Fund's ability to invest in indebtedness related to a single financial intermediary, or a group of intermediaries engaged in the same industry, even if the underlying borrowers represent many different companies and industries.


MATURITY OF DEBT SECURITIES. The maturity of debt securities may be considered long (10 years or more), intermediate (3 to 10 years), or short-term (less than 3 years). In general, the principal values of longer-term securities fluctuate more widely in response to changes in interest rates than those of shorter-term securities, providing greater opportunity for capital gain or risk of capital loss. A decline in interest rates usually produces an increase in the value of debt securities, while an increase in interest rates generally reduces their value.

MORTGAGE PASS-THROUGH SECURITIES (ALL FUNDS EXCEPT FOCUS 30 FUND AND CASH RESERVES FUND). Interests in pools of mortgage pass-through securities differ from other forms of debt securities (which normally provide periodic payments of interest in fixed amounts and the payment of principal in a lump sum at maturity or on specified call dates). Instead, mortgage pass-through securities provide monthly payments consisting of both interest and principal payments. In effect, these payments are a "pass-through" of the monthly payments made by the individual borrowers on the underlying residential mortgage loans, net of any fees paid to the issuer or guarantor of such securities. Unscheduled payments of principal may be made if the underlying mortgage loans are repaid or refinanced or the underlying properties are foreclosed, thereby shortening the securities' weighted average life. Some mortgage pass-through securities (such as securities guaranteed by GNMA) are described as "modified pass-through securities." These securities entitle the holder to receive all interest and principal payments owed on the mortgage pool, net of certain fees, on the scheduled payment dates regardless of whether the mortgagor actually makes the payment.

The principal governmental guarantor of mortgage pass-through securities is GNMA. GNMA is authorized to guarantee, with the full faith and credit of the U.S. Treasury, the timely payment of principal and interest on securities issued by lending institutions approved by GNMA (such as savings and loan institutions, commercial banks and mortgage bankers) and backed by pools of mortgage loans. These mortgage loans are either insured by the Federal Housing Administration or guaranteed by the Veterans Administration. A "pool" or group of such mortgage loans is assembled and after being approved by GNMA, is offered to investors through securities dealers.

Government-related guarantors of mortgage pass-through securities (i.e., not backed by the full faith and credit of the U.S. Treasury) include FNMA and FHLMC. FNMA is a government-sponsored corporation owned entirely by private stockholders. It is subject to general regulation by the Secretary of Housing and Urban Development. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved sellers/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Mortgage pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the U.S. Treasury.


FHLMC was created by Congress in 1970 for the purpose of increasing the availability of mortgage credit for residential housing. It is a U.S. government-sponsored corporation formerly owned by the twelve Federal Home Loan Banks and now owned entirely by private stockholders. FHLMC issues Participation Certificates ("PCs"), which represent interests in conventional mortgages from FHLMC's national portfolio. FHLMC




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

guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Treasury.

Commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers also create pass-through pools of conventional residential mortgage loans. Such issuers may, in addition, be the originators and/or servicers of the underlying mortgage loans as well as the guarantors of the mortgage pass-through securities. The Funds do not purchase interests in pools created by such non-governmental issuers.

Resets. The interest rates paid on the Adjustable Rate Mortgage Securities ("ARMs") in which a Fund may invest generally are readjusted or reset at intervals of one year or less to an increment over some predetermined interest rate index. There are two main categories of indices: those based on U.S. Treasury securities and those derived from a calculated measure, such as a cost of funds index or a moving average of mortgage rates. Commonly utilized indices include the one-year and five-year constant maturity Treasury Note rates, the three-month Treasury Bill rate, the 180-day Treasury Bill rate, rates on longer-term Treasury securities, the National Median Cost of Funds, the one-month or three-month London Interbank Offered Rate (LIBOR), the prime rate of a specific bank, or commercial paper rates. Some indices, such as the one-year constant maturity Treasury Note rate, closely mirror changes in market interest rate levels. Others tend to lag changes in market rate levels and tend to be somewhat less volatile.

Caps and Floors. The underlying mortgages which collateralize the ARMs in which a Fund invests will frequently have caps and floors which limit the maximum amount by which the loan rate to the residential borrower may change up or down:
(1) per reset or adjustment interval and (2) over the life of the loan. Some residential mortgage loans restrict periodic adjustments by limiting changes in the borrower's monthly principal and interest payments rather than limiting interest rate changes. These payment caps may result in negative amortization. The value of mortgage securities in which a Fund invests may be affected if market interest rates rise or fall faster and farther than the allowable caps or floors on the underlying residential mortgage loans. Additionally, even though the interest rates on the underlying residential mortgages are adjustable, amortization and prepayments may occur, thereby causing the effective maturities of the mortgage securities in which the Fund invests to be shorter than the maturities stated in the underlying mortgages.

OPTIONS (ALL FUNDS EXCEPT CASH RESERVES FUND). Writing Covered Call Options. Each Fund may write (sell) American or European style "covered" call options and purchase options to close out options previously written by the Fund. In writing covered call options, the Fund expects to generate additional premium income which should serve to enhance the Fund's total return and reduce the effect of any price decline of the security or currency involved in the option. Covered call options will generally be written on securities or currencies which, in the Adviser's opinion, are not expected to have any major price increases or moves in the near future but which, over the long term, are deemed to be attractive investments for the Fund.

A call option gives the holder (buyer) the "right to purchase" a security or currency at a specified price (the exercise price) at expiration of the option (European style) or at any time until a certain date (the expiration date) (American style). So long as the obligation of the writer of a call option continues, he may be assigned an exercise notice by the broker-dealer through whom such option was sold, requiring him to deliver the underlying security or currency against payment of the exercise price. This obligation terminates upon the expiration of the call option, or such earlier time at which the writer effects a closing purchase transaction by repurchasing an option identical to that previously sold. To secure his obligation to deliver the underlying security or currency in the case of a call option, a writer is required to deposit in escrow the underlying security or currency or other assets in accordance with the rules of a clearing corporation.

Each Fund will write only covered call options. This means that the Fund will own the security or currency subject to the option or an option to purchase the same underlying security or currency, having an exercise price equal to or less than the exercise price of the "covered" option, or will establish and maintain with its custodian for the term of the option, an account consisting of cash, U.S. government securities or other liquid securities having a value equal to the fluctuating market value of the securities or currencies on which the Fund holds a covered call position.



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

Portfolio securities or currencies on which call options may be written will be purchased solely on the basis of investment considerations consistent with the Fund's investment objective. The writing of covered call options is a conservative investment technique believed to involve relatively little risk (in contrast to the writing of naked or uncovered options, which the Funds will not
do), but capable of enhancing the Fund's total return. When writing a covered call option, a Fund, in return for the premium, gives up the opportunity for profit from a price increase in the underlying security or currency above the exercise price, but conversely retains the risk of loss should the price of the security or currency decline. Unlike one who owns securities or currencies not subject to an option, the Fund has no control over when it may be required to sell the underlying securities or currencies, since it may be assigned an exercise notice at any time prior to the expiration of its obligation as a writer. If a call option which the Fund has written expires, the Fund will realize a gain in the amount of the premium; however, such gain may be offset by a decline in the market value of the underlying security or currency during the option period. If the call option is exercised, the Fund will realize a gain or loss from the sale of the underlying security or currency. The Fund does not consider a security or currency covered by a call to be "pledged" as that term is used in the Fund's policy which limits the pledging or mortgaging of its assets.

The premium received is the market value of an option. The premium the Fund will receive from writing a call option will reflect, among other things, the current market price of the underlying security or currency, the relationship of the exercise price to such market price, the historical price volatility of the underlying security or currency, and the length of the option period. Once the decision to write a call option has been made, the Adviser, in determining whether a particular call option should be written on a particular security or currency, will consider the reasonableness of the anticipated premium and the likelihood that a liquid secondary market will exist for those options. The premium received by the Fund for writing covered call options will be recorded as a liability of the Fund. This liability will be adjusted daily to the option's current market value, which will be the latest sale price at the time at which the net asset value per share of the Fund is computed (close of the New York Stock Exchange), or, in the absence of such sale, the latest asked price. The option will be terminated upon expiration of the option, the purchase of an identical option in a closing transaction, or delivery of the underlying security or currency upon the exercise of the option.

Closing transactions will be effected in order to realize a profit on an outstanding call option, to prevent an underlying security or currency from being called, or, to permit the sale of the underlying security or currency. Furthermore, effecting a closing transaction will permit the Fund to write another call option on the underlying security or currency with either a different exercise price or expiration date or both. If the Fund desires to sell a particular security or currency from its portfolio on which it has written a call option, or purchased a put option, it will seek to effect a closing transaction prior to, or concurrently with, the sale of the security or currency. There is, of course, no assurance that the Fund will be able to effect such closing transactions at favorable prices. If the Fund cannot enter into such a transaction, it may be required to hold a security or currency that it might otherwise have sold. When the Fund writes a covered call option, it runs the risk of not being able to participate in the appreciation of the underlying securities or currencies above the exercise price, as well as the risk of being required to hold on to securities or currencies that are depreciating in value. This could result in higher transaction costs. The Fund will pay transaction costs in connection with the writing of options to close out previously written options. Such transaction costs are normally higher than those applicable to purchases and sales of portfolio securities.

Call options written by a Fund will normally have expiration dates of less than nine months from the date written. The exercise price of the options may be below, equal to, or above the current market values of the underlying securities or currencies at the time the options are written. From time to time, a Fund may purchase an underlying security or currency for delivery in accordance with an exercise notice of a call option assigned to it, rather than delivering such security or currency from its portfolio. In such cases, additional costs may be incurred.

A Fund will realize a profit or loss from a closing purchase transaction if the cost of the transaction is less or more than the premium received from the writing of the option. Because increases in the market price of a call option will generally reflect increases in the market price of the underlying security or currency, any loss resulting from the repurchase of a call option is likely to be offset in whole or in part by appreciation of the underlying security or currency owned by the Fund.



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

OPTIONS ON FUTURES CONTRACTS (ALL FUNDS EXCEPT CASH RESERVES FUND). Each Fund may purchase and sell options on the same types of futures in which it may invest. Options on futures are similar to options on underlying instruments except that options on futures give the purchaser the right, in return for the premium paid, to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put), rather than to purchase or sell the futures contract, at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by the delivery of the accumulated balance in the writer's futures margin account which represents the amount by which the market price of the futures contract, at exercise, exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the futures contract. Purchasers of options who fail to exercise their options prior to the exercise date suffer a loss of the premium paid.

As an alternative to writing or purchasing call and put options on stock index futures, each Fund may write or purchase call and put options on stock indices. Such options would be used in a manner similar to the use of options on futures contracts.

SPECIAL RISKS OF TRANSACTIONS IN OPTIONS ON FUTURES CONTRACTS. The risks described under "Special Risks of Transactions on Futures Contracts" are substantially the same as the risks of using options on futures. In addition, where a Fund seeks to close out an option position by writing or buying an offsetting option covering the same underlying instrument, index or contract and having the same exercise price and expiration date, its ability to establish and close out positions on such options will be subject to the maintenance of a liquid secondary market. Reasons for the absence of a liquid secondary market on an exchange include the following: (i) there may be insufficient trading interest in certain options; (ii) restrictions may be imposed by an exchange on opening transactions or closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options, or underlying instruments; (iv) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (v) the facilities of an exchange or a clearing corporation may not at all times be adequate to handle current trading volume; or (vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that exchange (or in the class or series of options) would cease to exist, although outstanding options on the exchange that had been issued by a clearing corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms. There is no assurance that higher than anticipated trading activity or other unforeseen events might not, at times, render certain of the facilities of any of the clearing corporations inadequate, and thereby result in the institution by an exchange of special procedures which may interfere with the timely execution of customers' orders.

PURCHASING CALL OPTIONS (ALL FUNDS EXCEPT CASH RESERVES FUND). Each Fund may purchase American or European style call options. As the holder of a call option, the Fund has the right to purchase the underlying security or currency at the exercise price at any time during the option period (American style) or at the expiration of the option (European style). The Fund may enter into closing sale transactions with respect to such options, exercise them or permit them to expire. The Fund may purchase call options for the purpose of increasing its current return or avoiding tax consequences which could reduce its current return. The Fund may also purchase call options in order to acquire the underlying securities or currencies. Examples of such uses of call options are provided below.

Call options may be purchased by the Fund for the purpose of acquiring the underlying securities or currencies for its portfolio. Utilized in this fashion, the purchase of call options enables the Fund to acquire the securities or currencies at the exercise price of the call option plus the premium paid. At times the net cost of acquiring securities or currencies in this manner may be less than the cost of acquiring the securities or currencies directly. This technique may also be useful to the Fund in purchasing a large block of securities or currencies that would be more difficult to acquire by direct market purchases. So long as it holds such a call option rather than the underlying security or currency itself, the Fund is partially protected from any unexpected decline in the market price of the underlying security or currency and in such event could allow the call option to expire, incurring a loss only to the extent of the premium paid for the option.



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

PURCHASING PUT OPTIONS (ALL FUNDS EXCEPT CASH RESERVES FUND). Each Fund may purchase American or European style put options. As the holder of a put option, the Fund has the right to sell the underlying security or currency at the exercise price at any time during the option period (American style) or at the expiration of the option (European style). The Fund may enter into closing sale transactions with respect to such options, exercise them or permit them to expire. The Fund may purchase put options for defensive purposes in order to protect against an anticipated decline in the value of its securities or currencies. An example of such use of put options is provided below.

Each Fund may purchase a put option on an underlying security or currency (a "protective put") owned by the Fund as a defensive technique in order to protect against an anticipated decline in the value of the security or currency. Such hedge protection is provided only during the life of the put option when the Fund, as the holder of the put option, is able to sell the underlying security or currency at the put exercise price regardless of any decline in the underlying security's market price or currency's exchange value. For example, a put option may be purchased in order to protect unrealized appreciation of a security or currency where the Adviser deems it desirable to continue to hold the security or currency because of tax considerations. The premium paid for the put option and any transaction costs would reduce any capital gain otherwise available for distribution when the security or currency is eventually sold.

Each Fund may also purchase put options at a time when the Fund does not own the underlying security or currency. By purchasing put options on a security or currency it does not own, the Fund seeks to benefit from a decline in the market price of the underlying security or currency. If the put option is not sold when it has remaining value, and if the market price of the underlying security or currency remains equal to or greater than the exercise price during the life of the put option, the Fund will lose its entire investment in the put option. In order for the purchase of a put option to be profitable, the market price of the underlying security or currency must decline sufficiently below the exercise price to cover the premium and transaction costs, unless the put option is sold in a closing sale transaction.

REGULATORY LIMITATIONS (ALL FUNDS EXCEPT CASH RESERVES FUND). A Fund will engage in futures contracts and options thereon only for bona fide hedging, yield enhancement, and risk management purposes, in each case in accordance with rules and regulations of the CFTC.

A Fund may not purchase or sell futures contracts or related options if, with respect to positions which do not qualify as bona fide hedging under applicable CFTC rules, the sum of the amounts of initial margin deposits and premiums paid on those portions would exceed 5% of the net asset value of the Fund after taking into account unrealized profits and unrealized losses on any such contracts it has entered into; provided, however, that in the case of an option that is in-the money at the time of purchase, the in-the-money amount may be excluded in calculating the 5% limitation. For purposes of this policy options on futures contracts and foreign currency options traded on a commodities exchange will be considered "related options." This policy may be modified by the Board of Trustees without a shareholder vote and does not limit the percentage of the Fund's assets at risk to 5%.

A Fund's use of futures contracts may result in leverage. Therefore, to the extent necessary, in instances involving the purchase of futures contracts or the writing of call or put options thereon by the Fund, an amount of cash, U.S. government securities or other appropriate liquid securities, equal to the market value of the futures contracts and options thereon (less any related margin deposits), will be identified in an account with the Fund's custodian to cover (such as owning an offsetting position) the position, or alternative cover will be employed. Assets used as cover or held in an identified account cannot be sold while the position in the corresponding option or future is open, unless they are replaced with similar assets. As a result, the commitment of a large portion of a Fund's assets to cover or identified accounts could impede portfolio management or the Fund's ability to meet redemption requests or other current obligations.

If the CFTC or other regulatory authorities adopt different (including less stringent) or additional restrictions, each Fund would comply with such new restrictions.




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

OTHER INVESTMENT COMPANIES (ALL FUNDS EXCEPT AMERIGO FUND AND CLERMONT FUND). Each Fund may invest up to 10% of its total assets in other investment companies, but only up to 5% of its assets in any one other investment company. In addition, a Fund may not purchase more than 3% of the securities of any one investment company. As a shareholder in an investment company, that Fund would bear its ratable share of that investment company's expenses, including its advisory and administration fees. At the same time, the Fund would continue to pay its own management fees and other expenses.


OTHER INVESTMENT COMPANIES (AMERIGO FUND AND CLERMONT FUND). The Amerigo Fund and the Clermont Fund may invest in a number of underlying funds. A Fund and any "affiliated persons" of that Fund, as defined in the Investment Company Act of 1940, as amended (the "1940 Act"), may purchase in the aggregate only up to 3% of the total outstanding shares of any underlying fund. Accordingly, when affiliated persons hold shares of any of the underlying funds, each Fund's ability to invest fully in shares of those funds is restricted, and the Adviser Manager must then, in some instances, select alternative investments that would not have been its first preference.


The Amerigo Fund's and the Clermont Fund's investments in an underlying portfolio of mutual funds and closed-end funds involve certain additional expenses and certain tax results which would not be present in a direct investment in the underlying funds.

OPEN-END INVESTMENT COMPANIES. The 1940 Act provides that an underlying fund whose shares are purchased by the Amerigo and Clermont Fund will be obligated to redeem shares held by the Fund only in an amount up to 1% of the underlying fund's outstanding securities during any period of less than 30 days. Shares held by a Fund in excess of 1% of an underlying fund's outstanding securities therefore, will be considered not readily marketable securities which, together with other such securities, may not exceed 15% of the Amerigo Fund's assets and 10% of the Clermont Fund's assets.

Under certain circumstances an underlying fund may determine to make payment of a redemption by a Fund wholly or partly by a distribution in kind of securities from its portfolio, in lieu of cash, in conformity with the rules of the Securities and Exchange Commission. In such cases, the Funds may hold securities distributed by an underlying fund until the Manager determines that it is appropriate to dispose of such securities.

Investment decisions by the investment advisers of the underlying funds are made independently of the Funds and their Manager. Therefore, the investment adviser of one underlying fund may be purchasing shares of the same issuer whose shares are being sold by the investment adviser of another such fund. The result of this would be an indirect expense to a Fund without accomplishing any investment purpose.

CLOSED-END INVESTMENT COMPANIES. The Amerigo Fund and the Clermont Fund may invest their assets in "closed-end" investment companies (or "closed-end funds"), subject to the investment restrictions set forth below. The Funds, together with any company or companies controlled by the Funds, and any other investment companies having the Manager as an investment adviser, may purchase in the aggregate only up to 3% of the total outstanding voting stock of any closed-end fund. Shares of closed-end funds are typically offered to the public in a one-time initial public offering by a group of underwriters who retain a spread or underwriting commission of between 4% or 6% of the initial public offering price. Such securities are then listed for trading on the New York Stock Exchange, the American Stock Exchange, the National Association of Securities Dealers Automated Quotation System (commonly known as "NASDAQ") and, in some cases, may be traded in other over-the-counter markets. Because the shares of closed-end funds cannot be redeemed upon demand to the issuer like the shares of an open-end investment company (such as a Fund), investors seek to buy and sell shares of closed-end funds in the secondary market.

A Fund generally will purchase shares of closed-end funds only in the secondary market. A Fund will incur normal brokerage costs on such purchases similar to the expenses a Fund would incur for the purchase of securities of any other type of issuer in the secondary market. A Fund may, however, also purchase securities of a closed-end fund in an initial public offering when, in the opinion of the Manager, based on a consideration of the nature of the closed-end fund's proposed investments, the prevailing market conditions and the level of demand for such securities, they represent an attractive opportunity for growth of capital. The initial offering price typically will include a dealer spread, which may be higher than the applicable brokerage cost if a Fund purchased such securities in the secondary market.

The shares of many closed-end funds, after their initial public offering, frequently trade at a price per share which is less than the net asset value per share, the difference representing the "market discount" of such shares. This market discount may be due in part to the investment objective of long-term appreciation, which is sought by many closed-end funds, as well as to the fact that the shares of closed-end funds are not redeemable by the holder upon demand to the issuer at the next determined net asset value but rather are subject to the principles of supply and demand in the secondary market. A relative lack of secondary market purchasers of closed-end fund shares also may contribute to such shares trading at a discount to their net asset value.

A Fund may invest in shares of closed-end funds that are trading at a discount to net asset value or at a premium to net asset value. There can be no assurance that the market discount on shares of any closed-end fund purchased by a Fund will ever decrease. In fact, it is possible that this market discount may increase and a Fund may suffer realized or unrealized capital losses due to further decline in the market price of the securities of such closed-end funds, thereby adversely affecting the net asset value of a Fund's shares. Similarly, there can be no assurance that any shares of a closed-end fund purchased by a Fund at a premium will continue to trade at a premium or that the premium will not decrease subsequent to a purchase of such shares by a Fund.

Closed-end funds may issue senior securities (including preferred stock and debt obligations) for the purpose of leveraging the closed-end fund's common shares in an attempt to enhance the current return to such closed-end fund's common shareholders. A Fund's investment in the common shares of closed-end funds that are financially leveraged may create an opportunity for greater total return on its investment, but at the same time may be expected to exhibit more volatility in market price and net asset value than an investment in shares of investment companies without a leveraged capital structure.

MASTER/FEEDER STRUCTURE (ALL FUNDS). Notwithstanding these limitations, each Fund reserves the right to convert to a "master/feeder" structure at a future date. If the Board approved the use of a master-feeder structure for a particular Fund, the Fund (the "feeder" fund) would invest all of its investable assets in an open-end management investment company (the "master" fund) with substantially the same investment objectives, policies and limitations as the Fund. For this purpose, "all of the Fund's investable assets" means that the only investment securities that would be held by the Fund would be the Fund's interest in the master fund. Under such a structure, one or more "feeder" funds, such as the Funds, invest all of their assets in a "master" fund, which, in turn, invests directly in a portfolio of securities. If required by applicable law, the Funds will seek shareholder approval before converting to a master/feeder structure. If the requisite regulatory authorities determine that such approval is not required, shareholders will be deemed, by purchasing shares, to have consented to such a conversion and no further shareholder approval will be sought. Such a conversion is expressly permitted under the investment objective and fundamental policies of each Fund.


MASTER-FEEDER STRUCTURE (CASH RESERVES FUND ONLY). As of the date of this Statement of Additional Information, the Cash Reserves Fund employs a master-feeder structure and seeks to achieve its investment objective by investing all of its investable assets in the Portfolio of the AMR Trust. Accordingly, the Portfolio directly acquires portfolio securities and the Fund acquires an indirect interest in those securities. The assets of the Portfolio belong only to, and the liabilities of the Portfolio are borne solely by, the Portfolio and no other series of the AMR Trust.


THE PORTFOLIO. The Cash Reserves Fund's investment in the Portfolio is in the form of non-transferable beneficial interests. All investors in a Portfolio will invest on the same terms and conditions and will pay a proportionate share of the Portfolio's expenses.

The Portfolio does not sell its shares directly to members of the general public. Other investors in Portfolios, such as other investment companies, that might sell their shares to the public are not required to sell their shares at the same public offering price as the Fund, and could have different advisory and other fees and expenses than the Fund. Therefore, the Fund's shareholders may have different returns than shareholders in other investment companies that invest in the Portfolios.

CERTAIN RISKS OF INVESTING IN THE PORTFOLIO. The Fund's investment in the Portfolio may be affected by the actions of other large investors in the Portfolio. For example, if the Portfolio has a large investor other than the Fund that redeems its interest, the Portfolio's remaining investors (including the Fund) might, as a result, experience higher pro rata operating expenses, thereby producing lower returns. As there may be other investors in the Portfolio, there can be no assurance that any issue that receives a majority of the votes cast by a Fund's shareholders will receive a majority of votes cast by all investors in the Portfolio; indeed, other investors holding a majority interest in the Portfolio could have voting control of the Portfolio.

The Fund may withdraw its entire investment from the Portfolio at any time, if the Board determines that it is in the best interests of the Fund and its shareholders to do so. The Fund might withdraw, for example, if there were other investors in the Portfolio with power to, and who did by a vote of all investors (including the Fund), change the investment objective or policies of the Portfolio in a manner not acceptable to the Board. A withdrawal could result in a distribution in kind of portfolio securities (as opposed to a cash distribution) by the Portfolio. That distribution could result in a smaller, less diversified portfolio of investments for the Fund. This could in turn increase the Fund's expense ratio, and result in lower returns for the Fund's investors. If the Fund decided to convert those securities to cash, it would incur transaction costs. If the Fund withdrew its investment from the Portfolio, the Board would consider what action might be taken, including the management of the Fund's assets directly by the Adviser or the investment of the Fund's assets in another pooled investment entity. The inability of the Fund to find a suitable replacement investment, in the event the Board decided not to permit the Adviser to manage the Fund's assets directly, could have a significant impact on shareholders of the Fund.

REPURCHASE AGREEMENTS (ALL FUNDS). The Funds may invest in repurchase agreements. A repurchase agreement is an instrument under which the investor (such as the Fund) acquires ownership of a security (known as the "underlying security") and the seller (i.e., a bank or primary dealer) agrees, at the time of the sale, to repurchase the underlying security at a mutually agreed upon time and price, thereby determining the yield during the term of the agreement. This results in a fixed rate of return insulated from market fluctuations during such period, unless the seller defaults on its repurchase obligations. A Fund will only enter into repurchase agreements where (i) the underlying securities are of the type (excluding maturity limitations) which the Fund's investment guidelines would allow it to purchase directly, (ii) the market value of the underlying security, including interest accrued, will be at all times at least equal to the value of the repurchase agreement, and (iii) payment for the underlying security is made only upon physical delivery or evidence of book-entry transfer to the account of the Fund's custodian. Repurchase agreements usually are for short periods, often under one week, and will not be entered into by a Fund for a duration of more than seven days if, as a result, more than 15% (or, in the case of the Cash Reserves Fund, 10%) of the net asset value of the Fund would be invested in such agreements or other securities which are not readily marketable.

The Funds will assure that the amount of collateral with respect to any repurchase agreement is adequate. As with a true extension of credit, however, there is risk of delay in recovery or the possibility of inadequacy of the collateral should the seller of the repurchase agreement fail financially. In addition, a Fund could incur costs in connection with the disposition of the collateral if the seller were to default. The Funds will enter into repurchase agreements only with sellers deemed to be creditworthy by, or pursuant to guidelines established by, the Board of Trustees of the Trust and only when the economic benefit to the Funds is believed to justify the attendant risks. The Funds have adopted standards for the sellers with whom they will enter into repurchase agreements. The Board of Trustees of the Trust believe these standards are designed to reasonably assure that such sellers present no serious risk of becoming involved in bankruptcy proceedings within the time frame contemplated by the repurchase agreement. The Funds may enter into repurchase agreements only with well-established securities dealers or with member banks of the Federal Reserve System.

SHORT SALES (ALL FUNDS EXCEPT CASH RESERVES FUND). The Funds may sell securities short as part of their overall portfolio management strategies involving the use of derivative instruments and to offset potential declines in long positions in similar securities. A short sale is a transaction in which a Fund sells a security it does not own or have the right to acquire (or that it owns but does not wish to deliver) in anticipation that the market price of that security will decline.

When a Fund makes a short sale, the broker-dealer through which the short sale is made must borrow the security sold short and deliver it to the party purchasing the security. The Fund is required to make a margin deposit in connection with such short sales; the Fund may have to pay a fee to borrow particular securities and will often be obligated to pay over any dividends and accrued interest on borrowed securities.

If the price of the security sold short increases between the time of the short sale and the time the Fund covers its short position, the Fund will incur a loss; conversely, if the price declines, the Fund will realize a capital gain. Any gain will be decreased, and any loss increased, by the transaction costs described above. The successful use of short selling may be adversely affected by imperfect correlation between movements in the price of the security sold short and the securities being hedged.

To the extent a Fund sells securities short, it will provide collateral to the broker-dealer and (except in the case of short sales "against the box") will maintain additional asset coverage in the form of cash, U.S. government securities or other liquid securities with its custodian in a segregated account in an amount at least equal to the difference between the current market value of the securities sold short and any amounts required to be deposited as collateral with the selling broker (not including the proceeds of the short sale). The Funds do not intend to enter into short sales (other than short sales "against the box") if immediately after such sales the aggregate of the value of all collateral plus the amount in such segregated account exceeds 10% of the value of the Fund's net assets. This percentage may be varied by action of the Board of Trustees. A short sale is "against the box" to the extent the Fund contemporaneously owns, or has the right to obtain at no added cost, securities identical to those sold short.

SPECIAL RISKS OF TRANSACTIONS IN FUTURES CONTRACTS. Volatility and Leverage. The prices of futures contracts are volatile and are influenced, among other things, by actual and anticipated changes in the market and interest rates, which in turn are affected by fiscal and monetary policies and national and international political and economic events. Most United States futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of futures contract, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses, because the limit may prevent the liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses.

Because of the low margin deposits required, futures trading involves an extremely high degree of leverage. As a result, a relatively small price movement in a futures contract may result in immediate and substantial loss, as well as gain, to the investor. For example, if at the time of purchase, 10% of the value of the futures contract is deposited as margin, a subsequent 10% decrease in the value of the futures contract would result in a total loss of the margin deposit, before any deduction for the transaction costs, if the account were then closed out. A 15% decrease would result in a loss equal to 150% of the original margin deposit, if the contract were closed out. Thus, a purchase or sale of a futures contract may result in losses in excess of the amount of margin deposited to maintain the futures contract. However, a Fund would presumably have sustained comparable losses if, instead of the futures contract, it had invested in the underlying financial instrument and sold it after the decline. Furthermore, in the case of a futures contract purchase, in order to be certain that the Fund has sufficient assets to satisfy its obligations under a futures contract, the Fund earmarks to the futures contract money market instruments or other liquid securities equal in value to the current value of the underlying instrument less the margin deposit.

Liquidity. A Fund may elect to close some or all of its futures positions at any time prior to their expiration. The Fund would do so to reduce exposure represented by long futures positions or short futures positions. The Fund may close its positions by taking opposite positions which would operate to terminate the Fund's position in the futures contracts. Final determinations of variation margin would then be made, additional cash would be required to be paid by or released to the Fund, and the Fund would realize a loss or a gain.

Futures contracts may be closed out only on the exchange or board of trade where the contracts were initially traded. Although each Fund intends to purchase or sell futures contracts only on exchanges or boards of trade where there appears to be an active market, there is no assurance that a liquid market on an exchange or board of trade will exist for any particular contract at any particular time. The reasons for the absence of a liquid secondary market on an exchange are substantially the same as those discussed under "Special Risks of Transactions in Options on Futures Contracts." In the event that a liquid market does not exist, it might not be possible to close out a futures contract, and in the event of adverse price movements, the Fund would continue to be required to make daily cash payments of variation margin. However, in the event futures contracts have been used to hedge the underlying instruments, the Fund would continue to hold the underlying instruments subject to the hedge until the futures contracts could be terminated. In such circumstances, an increase in the price of underlying instruments, if any, might partially or completely offset losses on the futures contract. However, as described below, there is no guarantee that the price of the underlying instruments will, in fact, correlate with the price movements in the futures contract and thus provide an offset to losses on a futures contract.

SPECIAL RISKS OF TRANSACTIONS IN OPTIONS ON FUTURES CONTRACTS. The risks described under "Special Risks of Transactions on Futures Contracts" are substantially the same as the risks of using options on futures. In addition, where a Fund seeks to close out an option position by writing or buying an offsetting option covering the same underlying instrument, index or contract and having the same exercise price and expiration date, its ability to establish and close out positions on such options will be subject to the maintenance of a liquid secondary market. Reasons for the absence of a liquid secondary market on an exchange include the following: (i) there may be insufficient trading interest in certain options; (ii) restrictions may be imposed by an exchange on opening transactions or closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options, or underlying instruments; (iv) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (v) the facilities of an exchange or a clearing corporation may not at all times be adequate to handle current trading volume; or (vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that exchange (or in the class or series of options) would cease to exist, although outstanding options on the exchange that had been issued by a clearing corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms. There is no assurance that higher than anticipated trading activity or other unforeseen events might not, at times, render certain of the facilities of any of the clearing corporations inadequate, and thereby result in the institution by an exchange of special procedures which may interfere with the timely execution of customers' orders.

SWAP AGREEMENTS (ALL FUNDS EXCEPT FOCUS 30 FUND AND CASH RESERVES FUND). Each of the Funds may enter into interest rate, index and currency exchange rate swap agreements in attempts to obtain a particular desired return at a lower cost to the Fund than if the Fund has invested directly in an instrument that yielded that desired return. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard "swap" transaction, two parties agree to exchange the returns (or differentials in rates of returns) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or "swapped" between the parties are calculated with respect to a "notional amount," i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a "basket" of securities representing a particular index. The "notional amount" of the swap agreement is only a fictive basis on which to calculate the obligations the parties to a swap agreement have agreed to exchange. A Fund's obligations (or rights) under a swap agreement will generally be equal only to the amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the "net amount"). A Fund's obligations under a swap agreement will be accrued daily (offset against any amounts owing to the Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by the maintenance of a segregated account consisting of cash, U.S. government securities, or other liquid securities, to avoid leveraging of the Fund's portfolio. A Fund will not enter into a swap agreement with any single party if the net amount owed or to be received under existing contracts with that party would exceed 5% of the Fund's assets.

Whether a Fund's use of swap agreements enhance the Fund's total return will depend on the Adviser's ability correctly to predict whether certain types of investments are likely to produce greater returns than other investments. Because they are two-party contracts and may have terms of greater than seven days, swap agreements may be considered to be illiquid. Moreover, a Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. The Adviser will cause a Fund to enter into swap agreements only with counterparties that would be eligible for consideration as repurchase agreement counterparties under the Funds' repurchase agreement guidelines. The swap market is a relatively new market and is largely unregulated. It is possible that developments in the swaps market, including potential government regulation, could adversely affect a Fund's ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

Certain swap agreements are exempt from most provisions of the Commodity Exchange Act ("CEA") and, therefore, are not regulated as futures or commodity option transactions under the CEA, pursuant to regulations of the CFTC. To qualify for this exemption, a swap agreement must be entered into by "eligible participants," which include the following, provided the participants' total assets exceed established levels: a bank or trust company, savings association or credit union, insurance company, investment company subject to regulation under the 1940 Act, commodity pool, corporation, partnership, proprietorship, organization, trust or other entity, employee benefit plan, governmental entity, broker-dealer, futures commission merchant, natural person, or regulated foreign person. To be eligible, natural persons and most other entities must have total assets exceeding $10 million; commodity pools and employees benefit plans must have assets exceeding $5 million. In addition, an eligible swap transaction must meet three conditions. First, the swap agreement may not be part of a fungible class of agreements that are standardized as to their material economic terms. Second, the creditworthiness of parties with actual or potential obligations under the swap agreement must be a material consideration in entering into or determining the terms of the swap agreement, including pricing, cost or credit enhancement terms. Third, swap agreements may not be entered into and traded on or through a multilateral transaction execution facility.

TRADING IN FUTURES CONTRACTS (ALL FUNDS EXCEPT CASH RESERVES FUND). A futures contract provides for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument (e.g., units of a stock index) for a specified price, date, time and place designated at the time the contract is made. Brokerage fees are incurred when a futures contract is bought or sold and margin deposits must be maintained. Entering into a contract to buy is commonly referred to as buying or purchasing a contract or holding a long position. Entering into a contract to sell is commonly referred to as selling a contract or holding a short position.

Unlike when a Fund purchases or sells a security, no price would be paid or received by the Fund upon the purchase or sale of a futures contract. Upon entering into a futures contract, and to maintain the Fund's open positions in futures contracts, the Fund would be required to deposit with its custodian or futures broker in a segregated account in the name of the futures broker an amount of cash, U.S. government securities, suitable money market instruments, or other liquid securities, known as "initial margin." The margin required for a particular futures contract is set by the exchange on which the contract is traded, and may be significantly modified from time to time by the exchange during the term of the contract. Futures contracts are customarily purchased and sold on margins that may range upward from less than 5% of the value of the contract being traded.

If the price of an open futures contract changes (by increase in underlying instrument or index in the case of a sale or by decrease in the case of a purchase) so that the loss on the futures contract reaches a point at which the margin on deposit does not satisfy margin requirements, the broker will require an increase in the margin. However, if the value of a position increases because of favorable price changes in the futures contract so that the margin deposit exceeds the required margin, the broker will pay the excess to the Fund.

These subsequent payments, called "variation margin," to and from the futures broker, are made on a daily basis as the price of the underlying assets fluctuate making the long and short positions in the futures contract more or less valuable, a process known as "marking to the market." Each Fund expects to earn interest income on its margin deposits.

Although certain futures contracts, by their terms, require actual future delivery of and payment for the underlying instruments, in practice most futures contracts are usually closed out before the delivery date. Closing out an open futures contract purchase or sale is effected by entering into an offsetting futures contract sale or purchase, respectively, for the same aggregate amount of the identical underlying instrument or index and the same delivery date. If the offsetting purchase price is less than the original sale price, the Fund realizes a gain; if it is more, the Fund realizes a loss. Conversely, if the offsetting sale price is more than the original purchase price, the Fund realizes a gain; if it is less, the Fund realizes a loss. The transaction costs must also be included in these calculations. There can be no assurance, however, that the Fund will be able to enter into an offsetting transaction with respect to a particular futures contract at a particular time. If the Fund is not able to enter into an offsetting transaction, the Fund will continue to be required to maintain the margin deposits on the futures contract.

For example, one contract in the Financial Times Stock Exchange 100 Index future is a contract to buy 25 pounds sterling multiplied by the level of the UK Financial Times 100 Share Index on a given future date. Settlement of a stock index futures contract may or may not be in the underlying instrument or index. If not in the underlying instrument or index, then settlement will be made in cash, equivalent over time to the difference between the contract price and the actual price of the underlying asset at the time the stock index futures contract expires.

WARRANTS (ALL FUNDS EXCEPT CASH RESERVES FUND). Each Fund may invest in warrants. Warrants are pure speculation in that they have no voting rights, pay no dividends and have no rights with respect to the assets of the corporation issuing them. Warrants basically are options to purchase equity securities at a specific price valid for a specific period of time. They do not represent ownership of the securities, but only the right to buy them. Warrants differ from call options in that warrants are issued by the issuer of the security which may be purchased on their exercise, whereas call options may be written or issued by anyone. The prices of warrants do not necessarily move parallel to the prices of the underlying securities.

WHEN-ISSUED SECURITIES (ALL FUNDS). Each Fund may, from time to time, purchase securities on a "when-issued" or delayed delivery basis. The price for such securities, which may be expressed in yield terms, is fixed at the time the commitment to purchase is made, but delivery and payment for the when-issued securities take place at a later date. Normally, the settlement date occurs within one month of the purchase, but may take up to three months. During the period between purchases and settlement, no payment is made by a Fund to the issuer and no interest accrues to a Fund. At the time a Fund makes the commitment to purchase a security on a when-issued basis, it will record the transaction and reflect the value of the security in determining its net asset value. Each Fund will maintain, in a segregated account with the custodian, cash or appropriate liquid securities equal in value to commitments for when-issued securities.

WRITING COVERED PUT OPTIONS (ALL FUNDS EXCEPT CASH RESERVES FUND). Each Fund may write American or European style covered put options and purchase options to close out options previously written by the Fund. A put option gives the purchaser of the option the right to sell and the writer (seller) has the obligation to buy, the underlying security or currency at the exercise price during the option period (American style) or at the expiration of the option (European style). So long as the obligation of the writer continues, he may be assigned an exercise notice by the broker-dealer through whom such option was sold, requiring him to make payment of the exercise price against delivery of the underlying security or currency. The operation of put options in other respects, including their related risks and rewards, is substantially identical to that of call options.

A Fund would write put options only on a covered basis, which means that the Fund would maintain in a segregated account cash, U.S. government securities or other liquid appropriate securities in an amount not less than the exercise price or the Fund will own an option to sell the underlying security or currency subject to the option having an exercise price equal to or greater than the exercise price of the "covered" option at all times while the put option is outstanding. (The rules of a clearing corporation currently require that such assets be deposited in escrow to secure payment of the exercise price.) The Fund would generally write covered put options in circumstances where the Adviser wishes to purchase the underlying security or currency for the Fund's portfolio at a price lower than the current market price of the security or currency. In such event the Fund would write a put option at an exercise price which, reduced by the premium received on the option, reflects the lower price it is willing to pay. Since the Fund would also receive interest on debt securities or currencies maintained to cover the exercise price of the option, this technique could be used to enhance current return during periods of market uncertainty. The risk in such a transaction would be that the market price of the underlying security or currency would decline below the exercise price less the premiums received. Such a decline could be substantial and result in a significant loss to the Fund. In addition, the Fund, because it does not own the specific securities or currencies which it may be required to purchase in exercise of the put, cannot benefit from appreciation, if any, with respect to such specific securities or currencies.

UNITED STATES GOVERNMENT OBLIGATIONS (ALL FUNDS). These consist of various types of marketable securities issued by the United States Treasury, i.e., bills, notes and bonds. Such securities are direct obligations of the United States government and differ mainly in the length of their maturity. Treasury bills, the most frequently issued marketable government security, have a maturity of up to one year and are issued on a discount basis.

UNITED STATES GOVERNMENT AGENCY SECURITIES (ALL FUNDS). These consist of debt securities issued by agencies and instrumentalities of the United States government, including the various types of instruments currently outstanding or which may be offered in the future. Agencies include, among others, the Federal Housing Administration, government National Mortgage Association ("GNMA"), Farmer's Home Administration, Export-Import Bank of the United States, Maritime Administration, and General Services Administration. Instrumentalities include, for example, each of the Federal Home Loan Banks, the National Bank for Cooperatives, the Federal Home Loan Mortgage Corporation ("FHLMC"), the Farm Credit Banks, the Federal National Mortgage Association ("FNMA"), and the United States Postal Service. These securities are either: (i) backed by the full faith and credit of the United States government (e.g., United States Treasury Bills);
(ii) guaranteed by the United States Treasury (e.g., GNMA mortgage-backed securities); (iii) supported by the issuing agency's or instrumentality's right to borrow from the United States Treasury (e.g., FNMA Discount Notes); or (iv) supported only by the issuing agency's or instrumentality's own credit (e.g., Tennessee Valley Association).


SPECIAL CONSIDERATIONS AFFECTING CANADA (ENERGY & BASIC MATERIALS FUND ONLY)


Canada is a confederation of 10 provinces with a parliamentary system of government. The area, the world's second largest nation by landmass, is inhabited by 30.2 million people, most of whom are decedents of France, the United Kingdom and indigenous peoples. The country has a work force of over 15 million people in various industries such as trade, manufacturing, mining, finance, construction and government. As an affluent, high-tech industrial society, Canada today closely resembles the US in its market-oriented economic system, pattern of production, and high living standards. Since World War II, the impressive growth of the manufacturing, mining, and service sectors has transformed the nation from a largely rural economy into one primarily industrial and urban. While the country has many institutions which closely parallel the United States, such as a transparent stock market and similar accounting practices, it differs from the United States in that it has an extensive social welfare system, much more akin to European welfare states.

Canada is endowed with extensive energy resources, and is a large producer and net exporter of natural gas, coal, hydropower and uranium. Within this sector, Canada is a major supplier of electric power and natural gas to the United States. In addition, Canada's other particularly strong commodities are forest products, mining, metals, and agricultural products such as grains. Accordingly, the Canadian stock market is strongly represented by such basic materials stocks, and movements in the supply and demand of industrial materials, agriculture, and energy, both domestically and internationally, can have a strong effect on market performance.

The United States is Canada's biggest trading partner, representing over 80% of total trade in 1997. Automobiles and auto parts accounted for the largest export items followed by energy, mining and forest products. Canada is the largest energy supplier to the United States, while the United States is Canada's largest foreign investor. The United States investment has been largely focused on financial, energy, metals, and mining industries. The expanding economic and financial integration of the United States and Canada will likely make the Canadian economy and securities markets increasingly sensitive to U.S. economic and market events.

For United States investors in Canadian markets, currency has become an important determinant of investment return. Since Canada let its dollar float in 1970, its value has been in a steady decline against its United States counterpart. While the decline has enabled Canada to stay competitive with its more efficient southern neighbor, which buys four-fifths of its exports, United States investors have seen their investment returns eroded by the impact of the currency conversion.

MANAGEMENT OF THE TRUST

Trustees and Officers


Because Orbitex Group of Funds is a Delaware business trust, there are Trustees appointed to oversee the Trust. These Trustees are responsible for overseeing the general operations of the Advisers and the general operations of the Trust. These responsibilities include approving the arrangements with companies that provide necessary services to the Funds, ensuring the Funds' compliance with applicable securities laws and that dividends and capital gains are distributed to shareholders. Each Trustee oversees twelve portfolios in the Orbitex Group of Funds. None of the Trustees or Officer hold public directorships. The Trustees have appointed officers to provide many of the functions necessary for day-to-day operations.


                                MANAGEMENT TABLE



Trustees and officers of the Trust, together with information as to their principal business occupations during the last five years, are shown below. Each Trustee who is considered an "interested person" of the Trust (as defined in Section 2(a)(19) of the 1940 Act) is indicated by an asterisk next to his name. Unless otherwise noted, the address of each Trustee and Officer is 410 Park Avenue, New York, New York 10022.



    NAME, AGE AND          POSITION(S)      TERM OF OFFICE       PRINCIPAL OCCUPATION(S) DURING THE PAST 5 YEARS AND
       ADDRESS                 HELD          AND LENGTH OF                     CURRENT DIRECTORSHIPS
---------------------       WITH TRUST        TIME SERVED       -----------------------------------------------------
                          -------------     --------------
INTERESTED TRUSTEE
Richard E. Stierwalt      President and     Indefinite Term     President, Chief Executive Officer and Director,
(47)*                     Chairman of       1 Year              Orbitex Financial Services Group, Inc. (1998-present)
                          the Board                             (Investment management);  Consultant, BISYS
                                                                Management, Inc. (1996-1998 (Mutual fund distributor);
                                                                Chairman of the Board and Chief Executive Officer,
                                                                Concord Financial Group (1987-1996) (Administrator and
                                                                distributor of mutual funds). Director, Orbitex Life
                                                                Sciences & Biotechnology Fund, Inc., 1 portfolio
                                                                (2000-present).

NON-INTERESTED
TRUSTEES
Ronald S. Altbach (55)    Trustee           Indefinite Term     Chairman, Paul Sebastian, Inc. (1994-present) (Perfume
1540 West Park Avenue                       1 Year              distributor); President, Olcott Corporation (1992-1994)
Ocean, New Jersey                                               (Perfume distributor). Director, Orbitex Life Sciences
07712                                                           & Biotechnology Fund,  Inc., 1 portfolio (2000-present).

Stephen J. Hamrick (49)   Trustee           Indefinite Term     Chief Executive Officer, Carey Financial Corporation
Carey Financial Corp.                       1 Year              (1995-present) (Broker-dealer); Chief Executive Officer,
50 Rockefeller Plaza                                            Wall Street Investors Services (1994-1995) (Retail
New York, New York                                              brokerage firm). Director, Orbitex Life Sciences &
10020                                                           Biotechnology Fund, Inc., 1 portfolio (2000-present).

    NAME, AGE AND          POSITION(S)      TERM OF OFFICE       PRINCIPAL OCCUPATION(S) DURING THE PAST 5 YEARS AND
       ADDRESS                 HELD          AND LENGTH OF                     CURRENT DIRECTORSHIPS
---------------------       WITH TRUST        TIME SERVED       -----------------------------------------------------
                          -------------     --------------
Leigh Alan Wilson (57)    Trustee           Indefinite Term     CEO, New Century Care, Inc. (1989-present) (Seniors
53 Sylvan Road North                        1 Year              Housing Management); Principal, New Century Living,
Westport, Connecticut                                           Inc. (1995-present); Director, Chimney Rock Vineyard
06880                                                           and Chimney Rock Winery; President and Director, Key
                                                                Mutual Funds, 30 portfolios (1989-present). Director,
                                                                Orbitex Life Sciences & Biotechnology Fund, Inc., 1
                                                                portfolio (2000-present).

OFFICERS
M. Fyzul Khan (30)        Vice President                        General Counsel, Orbitex Financial Services Group, Inc.
                          and Secretary                         (10/01-present); Legal Counsel, Orbitex Financial
                                                                Services Group, Inc. (1998-10/01); Attorney, CIBC
                                                                Oppenheimer (1997-1998).

Kevin Meehan (40)         Vice President                        President, Orbitex Fund Services, Inc. (11/01-present);
                          and Assistant                         Chief Operations Officer, Orbitex Financial Services
                          Secretary                             Group, Inc. (1998-11/01); Manager, Investor Services
                                                                Consulting, KPMG (1995-1998).

Vali Nasr (48)            Vice President                        Chief Financial Officer, Orbitex Financial Services
                          and Treasurer                         Group, Inc. (1999-present); Chief Financial Officer and
                                                                Chief Operating Officer, Investment Advisory Network
                                                                (1998-1999) (Software developer); Chief Financial
                                                                Officer and Chief Operations Officer, PMC
                                                                International, Inc. (1992-1998) (Investment adviser,
                                                                broker-dealer, and software developer).

Robert A. Youree (35)     Vice President                        Chief Operating Officer, Orbitex Management
410 Park Avenue           and Chief                             (2000-present); Chief Financial Officer, Whitehorse
New York, New York        Operations                            Partners (1999-2000) (investment adviser); Registered
10022                     Officer                               Representative, Nations Financial Group, Inc.
                                                                (1998-2000) (broker-dealer, investment adviser);
                                                                Director of Research, Fairfax Capital Management
                                                                (1996-2000) (investment management consulting);
                                                                Registered Representative, Aegon Securities (1996-1998)
                                                                (broker-dealer).

Catherine McCabe (35)     Assistant Vice                        Legal Counsel, Orbitex Financial Services Group, Inc.
                          President and                         (10/01-present); Compliance Officer, Orbitex
                          Assistant                             Management, Inc. (March 2000-present); Compliance
                          Secretary                             Analyst, Mutual of America Life Insurance Company
                                                                (February 1996- March 2000).

Neil Feinberg (39)        President and                         President and Chief Investment Officer, Orbitex
410 Park Avenue           Chief                                 Management (2000-present); General Partner, Nebo
New York, New York        Investment                            Management, LLC (1999-present) (investment adviser);
10022                     Officer                               Director and Senior Portfolio Manager, Mackay-Shields
                                                                Financial Corp. (1992-1999) (investment adviser).

Michael Wagner (51)       Assistant                             Senior Vice President, Orbitex Fund Services, Inc.
150 Motor Parkway         Treasurer                             (1987-present) (Mutual Fund Administrator).
Hauppauge, New York
11788-0132

   *Mr. Stierwalt is an interested trustee of the Trust because he is an officer and a director of Orbitex Financial Services Group, Inc., the parent of Orbitex Management, Inc.

The Board of Trustees has an Audit and Nominating Committee (the "Committee") that consists of all the Trustees who are not "interested persons" of the Trust within the meaning of the 1940 Act. The Committee's responsibilities include (i) recommending to the Board the selection, retention or termination of the Trust's independent auditors; (ii) reviewing with the independent auditors the scope, performance and anticipated cost of their audit; (iii) discussing with the independent auditors certain matters relating to the Trust 's financial statements, including any adjustment to such financial statements recommended by such independent auditors, or any other results of any audit; (iv) reviewing on a periodic basis a formal written statement from the independent auditors with respect to their independence, discussing with the independent auditors any relationships or services disclosed in the statement that may impact the objectivity and independence of the Trust 's independent auditors and recommending that the Board take appropriate action in response thereto to satisfy itself of the auditor's independence; and (v) considering the comments of the independent auditors and management's responses thereto with respect to the quality and adequacy of the Trust's accounting and financial reporting policies and practices and internal controls. The Board has adopted a written charter for the Committee. The Committee also reviews and nominates candidates to serve as non-interested Trustees. The Committee generally will not consider nominees recommended by shareholders of a Fund.

The Trust pays each Trustee who is not an interested person of the Trust its allocable share of an aggregate per meeting fee of $2,500 for the Trust and any other closed-end fund advised by Orbitex.

The Trust also reimburses each such Trustee for travel and other expenses incurred in attending meetings of the Board.

The Trustees serve on the Board for terms of indefinite duration. A Trustee's position in that capacity will terminate if such Trustee is removed, resigns or is subject to various disabling events such as death or incapacity.

                            COMPENSATION OF TRUSTEES


Each Independent Trustee receives a fee of $2,500 for each meeting attended. Officers of the Trust and Trustees who are interested persons of the Trust do not receive any compensation from the Trust from the other registered investment companies in the Orbitex Group of Funds. The following table sets forth information regarding the aggregate compensation received by the Trustees from the Trust and from the other registered investment companies in the Orbitex Family of Funds for the year ended December 31, 2001.


The Trust pays each Trustee of the Trust who is not an interested person of the Trust its allocable share of an aggregate per meeting fee of $2,500 for the Trust and any other closed-end fund advised by Orbitex. The Trust also reimburses each such Trustee for travel and other expenses incurred in attending meetings of the Board.

         The Trustees serve on the Board for terms of indefinite duration. A Trustee's position in that capacity will terminate if such Trustee is removed, resigns or is subject to various disabling events such as death or incapacity.

                               COMPENSATION TABLE

                                     PENSION OR                            TOTAL
                                     RETIREMENT                     COMPENSATION
                                     BENEFITS ESTIMATED                     FROM
                                     ACCRUED AS        ANNUAL         REGISTRANT
NAME OF PERSON,      AGGREGATE       PART OF          BENEFITS          AND FUND
   POSITION          COMPENSATION    TRUST              UPON        COMPLEX PAID
   --------          FROM TRUST      EXPENSES        RETIREMENT      TO TRUSTEES
                     ----------      --------        ----------      -----------
Ronald S. Altbach,   $12,500.00      N/A                N/A        $17,500.00

Trustee                                                          (12 portfolios)

Stephen J. Hamrick,  $17,500.00      N/A                N/A        $25,000.00

Trustee                                                          (12 portfolios)

Leigh Alan Wilson,   $17,500.00      N/A                N/A        $25,000.00

    Trustee                                                      (12 portfolios)

Share Ownership. Information relating to share ownership by each Trustee of the Trust as of December 31, 2001 is set forth in the chart below:

                                                       AGGREGATE DOLLAR RANGE OF
                                                            SECURITIES IN ALL
                          AGGREGATE DOLLAR RANGE OF    REGISTERED FUNDS OVERSEEN
                                  EQUITY                      BY TRUSTEE IN
                               IN THE TRUST             ORBITEX FAMILY OF FUNDS

INTERESTED TRUSTEE:

Richard E. Stierwalt               None                   $50,001- $100,000

NON-INTERESTED TRUSTEE:

Ronald S. Altbach                  None                         None

Stephen J. Hamrick                 None                         None

Leigh A. Wilson                    None                         None



         The Board of Trustees has approved a Code of Ethics (the "Code") under Rule 17j-1 of the 1940 Act that covers the Trust and Orbitex. The Code restricts the personal investing activities of personnel subject to the Code, but permits them to invest in securities, including securities that may be purchased or held by a Fund, if certain procedures are followed. Among other things, the Code provides for trading "blackout periods" which prohibit trading by such personnel within seven calendar days before or after trading by a Fund in the same or an equivalent security. The Code can be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-942-8090. The Code also is available on the Commission's Internet site at http://www.sec.gov. A copy of the Code also may be obtained, after paying a duplicating fee, by electronic request at publicinfo@sec.gov, or by writing the Commission's Public Reference Section, Washington, D.C. 20549-0102.


TRUSTEES AND OFFICERS OF THE AMR TRUST

As discussed above, the Orbitex Cash Reserves Fund invests through a "master-feeder" structure in the Money Market Portfolio of the AMR Trust. The Trustees and officers of the AMR Trust are listed below, together with their principal occupations during the past five years. Unless otherwise indicated, the address of each person listed below is 4151 Amon Carter Boulevard, MD 2450, Fort Worth, Texas 76155. Each Trustee oversees twenty-four funds in the fund complex that includes the AMR Trust, the American AAdvantage Funds, the American AAdvantage Mileage Funds, and the American AAdvantage Select Funds.

                                 POSITION, TERM OF
                                 OFFICE AND LENGTH
                                  OF TIME SERVED
NAME, AGE AND ADDRESS             WITH EACH TRUST    PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS AND CURRENT DIRECTORSHIPS
---------------------             ---------------    ---------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEES
                                       Term
                                       ----
                                 Lifetime of Trust
                                  until removal,
                                  resignation or
                                    retirement*

William F. Quinn** (54)         Trustee since 1987   President, AMR Investment Services, Inc. (1986-Present); Chairman,
                                   and President     American Airlines Federal Credit Union (1989-Present); Director,
                                    since 1986       Crescent Real Estate Equities, Inc. (1994-Present); Member, Southern
                                                     Methodist University Cox School of Business Advisory Board
                                                     (1999-Present); Director, Southern Methodist University Endowment

                                                     Fund Advisory Board (1996-Present); Member, New York Stock Exchange
                                                     Pension Manager's Advisory Committee (1997-1998, 2000-Present);
                                                     Trustee, American AAdvantage Funds (1987-Present); Trustee, American
                                                     AAdvantage Mileage Funds (1995-Present); Trustee American AAdvantage Select
                                                     Funds (1999-Present).

Alan D. Feld** (65)             Trustee since 1996   Partner, Akin, Gump, Strauss, Hauer & Feld, LLP (law firm)
1700 Pacific Avenue                                  (1960-Present); Director, Clear Channel Communications
Suite 4100                                           (1984-Present); Trustee, CenterPoint Properties (1994-Present);
Dallas, Texas  75201                                 Trustee, American AAdvantage Funds (1996-Present); Trustee, American AAdvantage
                                                     Mileage Funds (1996-Present); Trustee, American AAdvantage Select Funds
                                                     (1999-Present).
---------------------------------------------------------------------------------------------------------------------------



                                 POSITION, TERM OF
                                 OFFICE AND LENGTH
                                  OF TIME SERVED
NAME, AGE AND ADDRESS             WITH EACH TRUST      PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS AND CURRENT DIRECTORSHIPS
---------------------             ---------------      ---------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
NON-INTERESTED TRUSTEES
                                       Term
                                       ----
                                 Lifetime of Trust
                                  until removal,
                                  resignation or
                                    retirement*

Dee J. Kelly, Jr. (41)          Trustee since 2001     Partner, Kelly, Hart & Hallman (law firm) (1985-Present); Trustee, American
201 Main Street                                        AAdvantage Funds (2001-Present); Trustee, American AAdvantage Mileage Funds
Suite 2500                                             (2001-Present); Trustee, American AAdvantage Select Funds (2001-Present).
Fort Worth, Texas 76102

Stephen D. O'Sullivan (66)      Trustee since 1987     Consultant (1994-Present); Trustee, American AAdvantage Funds (1987-Present);
5730 East 105th Street                                 Trustee, American AAdvantage Mileage Fundsstee, American AAdvantage Funds
Tulsa, OK 74137                                        (1987-Present);erican AAdvantage Funds (1987-Present);(1995-Present);
                                                       Trustee, American AAdvantage Select Funds (1999-Present).


R. Gerald Turner (56)           Trustee since 2001     President, Southern Methodist University (1995-Present); Director,
225 Perkins Admin. Bldg.                               ChemFirst (1986-Present); Director, J.C. Penney Company, Inc.
Southern Methodist Univ.                               (1996-Present); Director, California Federal Preferred Capital Corp.
Dallas, Texas 75275                                    (2001-Present); Member, United Way of Dallas Board of Directors;
                                                       Member, Salvation Army of Dallas Board of Directors; Member, Methodist
                                                       Hospital Advisory Board; Member, Knight Commission on Intercollegiate
                                                       Athletics; Member, National Association of Independent Colleges and
                                                       Universities Board of Directors; Trustee, American AAdvantage Funds
                                                       (2001-Present); Trustee, American AAdvantage Mileage Funds (2001-Present);
                                                       Trustee, American AAdvantage Select Funds (2001-Present).

Kneeland Youngblood (46)        Trustee since 1996     Managing Partner, Pharos Capital Group, LLC (a private equity firm)
100 Crescent Court                                     (1998-Present); Trustee, The Hockaday School (1997-Present); Director,
Suite 1740                                             Starwood Hotels and Resorts (2001-Present); Member, Council on Foreign
Dallas, Texas 75201                                    Relations (1995-Present); Director, Just For the Kids (1995-Present);
                                                       Director, L&B Realty Advisors (1998-2000); Trustee, Teachers Retirement
                                                       System of Texas (1993-1999); Director, United States Enrichment
                                                       Corporation (1993-1998), Director, Starwood Financial Trust (1998-2001);
                                                       Trustee, American AAdvantage Funds (1996-Present); Trustee, American
                                                       AAdvantage Mileage Funds (1996-Present); Trustee, American AAdvantage Select
                                                       Funds (1999-Present).
-------------------------------------------------------------------------------------------------------------------------------



-------------------------------------------------------------------------------------------------------------------------------
OFFICERS
                                       Term
                                       ----
                                     One Year

Nancy A. Eckl (39)                 VP since 1990       Vice President, Trust Investments, AMR Investment Services, Inc.
                                                       (1990-Present).

Michael W. Fields (48)             VP since 1989       Vice President, Fixed Income Investments, AMR Investment Services, Inc.
                                                       (1988-Present).

Barry Y. Greenberg (38)          VP and Assistant      Vice President, Legal and Compliance, AMR Investment Services, Inc.
                                  Secretary since      (1995-Present).
                                       1995

Rebecca L. Harris (35)            Treasurer since      Vice President, Finance, AMR Investment Services, Inc. (1995-Present).
                                       1995

John B. Roberson (43)              VP since 1989       Vice President, Director of Sales, AMR Investment Services, Inc.
                                                       (1991-Present).




Robert J. Zutz (49)               Secretary since      Partner, Kirkpatrick & Lockhart LLP (law firm).
1800 Massachusetts Ave. NW             1998
2nd Floor
Washington, D.C. 20036
-------------------------------------------------------------------------------------------------------------------------------



* The Board has adopted a retirement plan that requires Trustees to retire no later than the last day of the calendar year in which they reach the age of 70, with the exception of Mr. Quinn.

** Messrs. Quinn and Feld are deemed to be "interested persons" of the AMR Trust, as defined by the 1940 Act. Mr. Quinn is President of the Manager. Mr. Feld's law firm of Akin, Gump, Strauss, Hauer & Feld LLP ("Akin, Gump") has provided legal services within the past two years to one or more of the AMR Trusts' investment advisers.

         The AMR Trust has an Audit Committee, consisting of Messrs. Feld, Kelly, O'Sullivan, Turner, and Youngblood. Except for Mr. Feld, the members of the committee are not "interested persons" of the AMR Trust, as defined by the 1940 Act. As set forth in its charter, the primary duties of the AMR Trust's Audit Committee are: 1) to recommend to the Board auditors to be retained for the next fiscal year, 2) to meet with the AMR Trust's independent auditors as necessary, 3) to consider the effect upon each Portfolio of any changes in accounting principles or practices proposed by the Manager or the auditors, 4) to review the fees charged by the auditors for audit and non-audit services, 5) to investigate improprieties or suspected improprieties in Portfolio operations,
6) to review the findings of SEC examinations and consult with the Manager on appropriate responses, and 7) to report its activities to the full Board on a regular basis and to make such recommendations with respect to the above and other matters as the Audit Committee may deem necessary or appropriate. The Audit Committee met twice during the fiscal years ended October 31, and December 31, 2001.

         The AMR Trust also has a Nominating Committee that is comprised of the non-interested Trustees (and Mr. Feld). The Nominating Committee's primary responsibility is to nominate Trustee candidates when there is a vacancy on the Board. The Nominating Committee met once during the fiscal years ended October 31, and December 31, 2001.

         Akin, Gump provides legal services to American Airlines, Inc., an affiliate of AMR Investment Services, Inc. Mr. Feld has advised the AMR Trust that he has had no material involvement in the services provided by Akin, Gump to American Airlines, Inc. and that he has received no material benefit in connection with these services. Akin, Gump does not provide legal services to AMR Investment Services, Inc. or its parent company.

         The law firm of Kelly, Hart & Hallman also provides legal services to American Airlines, Inc. Mr. Kelly has advised the AMR Trust that he has had no material involvement in the services provided by Kelly, Hart & Hallman to American Airlines, Inc. and that he has received no material benefit in connection with these services. Kelly, Hart & Hallman does not provide legal services to AMR Investment Services, Inc. or its parent company.

         As compensation for their service to the AMR Trust, the American AAdvantage Funds, the American AAdvantage Mileage Funds, and the American AAdvantage Select Funds (collectively, the "Trusts"), the non-interested Trustees and their spouses receive free air travel from American Airlines, Inc., an affiliate of AMR Investment Services, Inc. The Trusts pay American Airlines the flight service charges incurred for these travel arrangements. The Trusts compensate each Trustee with payments in an amount equal to the Trustees' income tax on the value of this free airline travel. Mr. O'Sullivan, as a retiree of American Airlines, Inc., already receives flight benefits. From March 1, 2000 through February 28, 2002, Mr. O'Sullivan received an annual retainer of $20,000, plus $1,250 for each Board meeting attended. As of March 1, 2002, Mr. O'Sullivan receives an annual retainer of $40,000, plus $1,250 for each Board meeting attended. Trustees are also reimbursed for any expenses incurred in attending Board meetings. These amounts (excluding reimbursements) are reflected in the following table for the fiscal year ended October 31, 2001. The compensation amounts below include the flight service charges paid by the Trusts to American Airlines.

                                             PENSION OR       TOTAL COMPENSATION
                         AGGREGATE       RETIREMENT BENEFITS    FROM THE TRUSTS
                        COMPENSATION     ACCRUED AS PART OF       (24 FUNDS)
NAME OF TRUSTEE      FROM THE AMR TRUST   THE AMR TRUST'S         ----------
                     ------------------      EXPENSES
                                             --------
--------------------------------------------------------------------------------
                             INTERESTED TRUSTEES
William F. Quinn             $0                  $0                   $0
Alan D. Feld              $45,522                $0                 $63,782
Steve O' Sullivan*        $19,167                $0                 $28,750
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                           NON-INTERESTED TRUSTEES
Ben Fortson**              $9,558                $0                 $14,338
Dee J. Kelly, Jr.***        $94                  $0                  $142
R. Gerald Turner***         $784                 $0                 $1,176
Kneeland Youngblood       $43,033                $0                 $64,550
--------------------------------------------------------------------------------
* For the fiscal year ended October 31, 2001, Mr O'Sullivan was an Interested Trustee due to his ownership of stock in AMR Corporation, the parent company of the Manager.
** Mr. Fortson retired from the AMR Trust effective February 27, 2002. He now serves as Trustee Emeritus.
***  Messrs. Kelly and Turner were elected as Trustees in August 2001.

         The Trusts' Boards have adopted an Emeritus Trustee and Retirement Plan. The Plan provides that a Trustee who has reached the age of 70 is eligible to elect Trustee Emeritus status. Alternately, a Trustee who has served on the Board of one or more Trusts and affiliated trusts for at least 5 years voluntarily may elect to retire from the Boards at an earlier age and immediately assume Trustee Emeritus status. A person may serve as a Trustee Emeritus and receive related retirement benefits for a period up to a maximum of 10 years. Only those Trustees who retire from the Boards and elect Trustee Emeritus status may receive retirement benefits under the Plan. A Trustee Emeritus must commit to provide certain ongoing services and advice to the Board members and the Trusts; however, a Trustee Emeritus does not have any voting rights at Board meetings and is not subject to election by shareholders of the Funds.

         During the term that the Trustee Emeritus serves, each Trustee Emeritus and his or her spouse will receive American Airlines annual flight benefits plus reimbursement to the Trustee Emeritus of any tax liability relating to such flights during the term that such person serves as a Trustee Emeritus. Such flight benefits, including the taxes that are payable with respect to such benefits, shall not exceed a maximum annual value to the Trustee Emeritus of $40,000.


As of March 31, 2002, all Trustees and officers of the AMR Trust, as a group, owned less than 1% of the outstanding shares of any of the Funds in the American AAdvantage Funds Complex.


PRINCIPAL HOLDERS OF SECURITIES

As of April 22, 2002, the following shareholders were beneficial owners of 5% or more of the outstanding shares of the Funds listed because they possessed voting or investment power with respect to such shares:

                                                            % HELD

INFO-TECH & COMMUNICATIONS FUND - CLASS A

None

INFO-TECH & COMMUNICATIONS FUND - CLASS B

None

INFO-TECH & COMMUNICATIONS FUND - CLASS C

None

EMERGING TECHNOLOGY FUND CLASS A

None

EMERGING TECHNOLOGY FUND CLASS B

None

EMERGING TECHNOLOGY FUND CLASS C

DAIN # 2975                                                       13.01%
12401 98th Avenue CT NW
Gig Harbor, WA 98329

NFSC                                                               5.57%
2757 Greene Lane
Baldwin, MD 21013-9524

Robert W-B                                                         7.26%
777 East Wisconsin Avenue
Milwaukee, WI 53202-5391

Wells Fargo                                                       17.36%
a/c 7024-5684
608 Second Avenue, South, 8th Flr.
Minneapolis, MN 55402

Regentcare                                                         6.84%
1380 Lawrence St, Suite 1410
Denver, CO 80204

HEALTH & BIOTECHNOLOGY FUND CLASS A

None

HEALTH & BIOTECHNOLOGY FUND CLASS B

None

HEALTH & BIOTECHNOLOGY FUND CLASS C

None

ENERGY & BASIC MATERIALS FUND - CLASS A

None

ENERGY & BASIC MATERIALS FUND - CLASS B

None

FINANCIAL SERVICES - CLASS A

None

FINANCIAL SERVICES - CLASS B

FINANCIAL SERVICES - CLASS C

Yurgastepj                                                         7.44%
22 Adams Ter
Clifton, NJ 07013-4025

Hospipark -                                                       21.11%
1331 E. Wyoming Ave.
Philadelphia, PA 19124-3808

Golight                                                            6.93%

MEDICAL SCIENCES FUND CLASS A

None

MEDICAL SCIENCES FUND CLASS B

None

MEDICAL SCIENCES FUND CLASS C

Bear Stearns                                                       5.27%
One MetroTech Center N
Brooklyn, NY 1120-13870

Regentcare                                                         7.46%
1380 Lawrence St, Suite 1410
Denver, CO 80204

Wilcox SD                                                         16.08%

Wilcox Cab                                                         6.03%

IRA Bruno                                                         17.55%


FOCUS 30 FUND CLASS A

NFSC                                                               6.78%
FBO Randall Dougherty
4412 29th Avenue W.
Seattle, WA 98199

Circle Trust Company                                               5.78%
One Station Place
Stamford, CT 06902

LPL Financial Ser                                                  5.64%
9785 Towne Centre Drive
San Diego, CA 92121-1968

US Clearing                                                        5.24%
26 Broadway
New York, NY 10004-1798

FOCUS 30 FUND CLASS B

Eileen Herskovitz                                                  5.60%
Margate, NJ 08402

FOCUS 30 FUND CLASS D

Marshall Hospital                                                  5.20%
P.O. Box 872
Placerville, CA 95667

National-Financial                                                 7.80%
Church Street Station
PO Box 3908
New York, NY 10008-3908

National Invest                                                    7.14%
55 Water Street
New York, NY 10041

AMERIGO FUND - CLASS N

None

AMERIGO FUND - CLASS C

Donaldson Lufkin Jen                                              10.60%
PO Box 2052
Jersey City, NJ 07303-9998

Schmitt, William A.                                                5.43%
10701 W. 48th St.
Shawnee, KS 66203

Reeves, Rhonda R.                                                  5.46%
PO Box 2052
Jersey City, NJ 07303-9998


CLERMONT FUND - CLASS N

None

CASH RESERVES FUND INVESTOR CLASS

Peconic Offshore                                                  33.53%
Montague Sterling Center
East Bay St, P.O. Box SS-6238
Nassau, Bahamas

Farias, Miguel                                                     5.08%
P.O. Box 2518
Waco, TX 76702-2518

Peconic-OF                                                         9.45%
Montague Sterling Center
East Bay St, P.O. Box SS-6238
Nassau, Bahamas

Peconic                                                           12.77%
Montague Sterling Center
East Bay St, P.O. Box SS-6238
Nassau, Bahamas

Morgan Keegan                                                      8.07%
150 Great Neck Road
Great Neck, NY 11021

CASH RESERVES FUND INSTITUIONAL CLASS
Allegiance Life Insurance Company                                  5.48%
11440 San Vicente Blvd, 3rd Fl.
Los Angeles, CA 90049

Circle Trust Company                                              27.05%
One Station Place
Stamford, CT 06902

Metropolitan West                                                 60.21%
11440 San Vicente Blvd, 3rd Fl.
Los Angeles, CA 90049

GROWTH FUND - CLASS A

None

GROWTH FUND - CLASS B

None

GROWTH FUND - CLASS C

685-2                                                              5.56%
26 Broadway
New York, NY 10004-1703

FDN  - TGROAF                                                     13.24%
Sara E. Groark & Edward Groark TTEEs
8201 Old Dominion Dr.

Samuel-J-H                                                         5.50%
P.O. Box 1476
Baltimore, MD 21202


A shareholder owning of record or beneficially more than 25% of a Fund's outstanding shares may be considered a controlling person. That shareholder's vote could have more significant effect on matters presented at a shareholder's meeting than votes of other shareholders.

INVESTMENT MANAGEMENT AND OTHER SERVICES

INVESTMENT ADVISERS

In addition to the duties set forth in each Prospectus under the section entitled "Management," each Adviser, in furtherance of such duties and responsibilities, is authorized in its discretion to engage in the following activities or to cause or permit (Sub-Advisers) to engage in the following activities on behalf of the Trust: (i) develop a continuing program for the management of the assets of each Fund; (ii) buy, sell, exchange, convert, lend, or otherwise trade in portfolio securities and other assets; (iii) place orders and negotiate the commissions for the execution of transactions in securities with or through broker-dealers, underwriters, or issuers; (iv) prepare and supervise the preparation of shareholder reports and other shareholder communications; and (v) obtain and evaluate business and financial information in connection with the exercise of its duties.

Subject to policies established by the Board of Trustees of the Trust, which has overall responsibility for the business and affairs of each Fund, each Adviser manages the operations of its particular Funds. In addition to providing advisory services, each Adviser furnishes the Funds with office space and certain facilities and personnel required for conducting the business of the Funds.


Orbitex Management, Inc. is the investment adviser for all of the Funds except the Amerigo Fund and the Clermont Fund. Orbitex is located at 410 Park Avenue, New York, NY 10022, and serves as the Adviser of each Fund pursuant to an Investment Advisory Agreement that has been approved by the Board, including a majority of the independent Trustees. The initial term of the Investment Advisory Agreement is two years. However, the Investment Advisory Agreement may continue in effect from year to year if approved at least annually by a vote of a majority of the Board (including a majority of the Trustees who are not parties to the Investment Advisory Agreement or interested persons of any such parties) cast in person at a meeting called for the purpose of voting on such renewal, or by the vote of a majority of the outstanding shares of the particular Fund. The Advisory Agreement for all the Funds was last renewed on June 20, 2001. The portfolio managers are supervised by Neil Feinberg, Chief Investment Officer of the Adviser.

For the advisory services provided and expenses assumed by it, the Adviser has agreed to a fee from each Fund, computed daily and payable monthly at an annual rate of 1.25% for the Info-Tech & Communications Fund, 1.25% for the Emerging Technology Fund, 1.25% for the Health & Biotechnology Fund, 1.25% for the Energy & Basic Materials Fund, 1.25% for the Financial Services Fund, 0.75% for the Growth Fund, 0.75% for the Focus 30 Fund, 1.25% for the Medical Sciences Fund, 1.25% Emerging Technology Fund, 1.15% for the Amerigo Fund, 1.15% for the Clermont Fund and 0.15% for the Cash Reserves Fund.

Clarke Lanzen Skalla Investment Firm, Inc. ("CLS") is the investment adviser for the Amerigo Fund and the Clermont Fund. CLS is located at 14747 California Street, Omaha, Nebraska 68154-1979. It has been an investment adviser to individuals, employee benefit plans, trusts and corporations since 1989.

Century Capital Management, Inc. ("Century Capital") is the investment sub-adviser for the Financial Services Fund and is located at One Liberty Square, Boston, Massachusetts 02109. Century Capital has been an investment adviser specializing in managing investments in the financial services industry since 1992.

Cazenove Fund Management Limited ("CFML") is the investment sub-adviser for the International Fund and is located at 12 Moorgate, London EC2R 6DA, UK. CFML has been an investment adviser to institutional and private clients since 1995.

The following table shows the amount of advisory fees paid by each Fund to the Advisers and the amount of the advisory fees waived by the Adviser for the past three fiscal years.



                                            ADVISORY FEES        ADVISORY FEES WAIVED
                                             PAID BY FUND           BY THE ADVISER
                                            -------------       --------------------
Info-Tech & Communications Fund
April 30, 1999                                         0              $211,268
April 30, 2000                                $1,916,503              $454,223
April 30, 2001                                $3,036,805              $421,213

Energy & Basic Materials Fund
April 30, 1999                                         0               $46,098
April 30, 2000                                         0               $79,206
April 30, 2001                                    $4,078              $105,545

Growth Fund
April 30, 1999                                         0                $8,089
April 30, 2000                                         0               $93,179
April 30, 2001                                  $239,452               $14,655

Focus 30 Fund
October 31, 1999                                       0               $53,750
April 30, 2000                                         0               $64,077
April 30, 2001                                    $6,672               $91,361

Health & Biotechnology Fund
April 30, 2000*                                 $401,356              $131.989
April 30, 2001                                $2,736,864              $547,578

Financial Services Fund
April 30, 2001 **                                      0            $79,241.00

Amerigo Fund
April 30, 1999                                    N/A                   N/A
April 30, 2000                                $81,741.00           $176,979.00
April 30, 2001                               $183,189.00           $211,730.00

Clermont Fund
April 30, 1999                                    N/A                   N/A
April 30, 2000                                         0            $86,251.00
April 30, 2001                                         0           $111,400.00


Cash Reserves Fund
December 31, 2000***                                   0                     0
December 31, 2001                                      0                     0

* Fiscal period July 15, 1999 through April 30, 2000
** Fiscal period August 1, 2000 through April 30, 2001.
*** Fiscal period June 7, 2000 through December 31, 2000.


.................................................................................


To the extent that the Cash Reserves Fund invests all of its investable assets in the Portfolio of the AMR Trust, the Adviser does not receive a fee on behalf of the Cash Reserves Fund. For the fiscal year ending October 31, 1999, the Portfolio paid to AMR approximately $2,587,000 in management fees. In 1999, the Portfolio changed its fiscal year end to December 31. For the two month period ended December 31, 1999, the Portfolio paid approximately $598,000 in management fees to AMR. For the fiscal years ended December 31, 2000 and 2001, the Portfolio paid to AMR approximately $4,361,000 and $9,977,000, respectively, in management fees.

The Adviser has contractually agreed to fee waivers and/or expense reimbursements on the following funds for the contractual periods stated in the chart below and in its sole discretion thereafter.



                                                                                                 Contractual
FUND                               CLASS A    CLASS B   CLASS C    CLASS D    CLASS N              PERIOD
                                   -------    -------   -------    -------    -------              ------
Info-Tech & Communications          2.50%       3.10%     3.10%      N/A       N/A                8/31/2002
Fund

Emerging Technology Fund            2.50%       3.10%     3.10%      N/A       N/A                8/31/2002
                                    -----       -----     -----      ---       ---                ---------
Health & Biotechnology              2.50%       3.10%     3.10%      N/A       N/A                8/31/2002
                                    -----       -----     -----      ---       ---                ---------

Energy & Basic Materials Fund       2.50%       3.10%     3.10%      N/A       N/A                8/31/2002
                                    -----       -----     -----      ---       ---                ---------

Financial Services                  2.50%       3.10%     3.10%      N/A       N/A                8/31/2002
                                    -----       -----     -----      ---       ---                ---------

Focus 30 Fund                       1.90%       2.50%     3.10%     1.50%        N/A               8/31/2002
                                    -----       -----     -----     -----        ---               ---------

Growth Fund                         2.50%       3.10%     3.10%      N/A         N/A               8/31/2002
                                    -----       -----     -----      ---         ---               ---------

Amerigo Fund                        2.05%       N/A      2.65%       N/A         1.65%             8/31/2002
                                    -----       ---      -----       ---         -----             ---------

Clermont Fund                       2.05%       N/A       2.65%      N/A         1.65%             8/31/2002
                                    -----       ---       -----      ---         -----             ---------

                                                                                                 Contractual
                                                Investor Class       Institutional Class           PERIOD
                                                --------------       -------------------           ------
Cash Reserves Fund                              0.60%                0.24%                         04/30/03

The following table shows the amount of reimbursements by the Adviser for the last three fiscal years. The Orbitex Focus 30 Fund commenced operations on July 12, 1999. Prior to July 12, 1999, the Fund operated as a separate fund called the ASM Index 30 Fund. The Orbitex Health & Biotechnology Fund commenced operations on July 15, 1999. The Orbitex Cash Reserves Fund commenced operations on June 7, 2000. The Orbitex Financial Services Fund commenced operations on August 1, 2000. Orbitex Emerging Technology Fund commenced operations on November 1, 2001. The Orbitex Amerigo Fund and Orbitex Clermont Fund commenced operations on June 5, 2000. Prior to June 5, 2000, the Funds operated as separate funds called the CLS AdvisorOne Funds -- Amerigo and Clermont.

                                                       Amount of Reimbursed
Fund                                                 Expenses by the Adviser
                                                     -----------------------
Growth Fund - Class A
April 30, 1999                                                      $203,594
April 30, 2000                                                       $36,653
April 30, 2001                                                             0

Growth Fund - Class B
April 30, 1999(1)                                                     $2,208
April 30, 2000                                                             0
April 30, 2001                                                             0

Growth Fund - Class C
April 30, 2000(2)                                                       $693
April 30, 2001                                                             0

Info-Tech & Communications Fund - Class A
April 30, 1999                                                       $11,543
April 30, 2000                                                             0
April 30, 2001                                                             0

Info-Tech & Communications Fund - Class B
April 30, 1999(1)                                                     $3,928
April 30, 2000                                                             0
April 30, 2001                                                             0

Info-Tech & Communications Fund - Class C
April 30, 2000(3)                                                          0
April 30, 2001                                                             0

Energy & Basic Materials Fund - Class A
April 30, 1999                                                      $159,491
April 30, 2000                                                       $77,742
April 30, 2001                                                       $12,962

Energy & Basic Materials Fund - Class B
April 30, 1999(4)                                                     $2,832
April 30, 2000                                                       $10,453
April 30, 2001                                                       $12,772

Financial Services Fund - Class A
April 30, 2001 (5)                                                   $22,537

Financial Services Fund - Class B
April 30, 2001 (5)                                                   $43,443

Financial Services Fund - Class C
April 30, 2001 (5)                                                    $1,137

Focus 30 Fund - Class A
October 31, 1999(6)                                                     $226
April 30, 2000                                                        $2,330
April 30, 2001                                                        $8,444

Focus 30 Fund - Class B
October 31, 1999(6)                                                      $33
April 30, 2000                                                          $838
April 30, 2001                                                        $5.483

Focus 30 Fund - Class D
October 31, 1999(7)                                                 $295,956
April 30, 2000                                                       $84,090
April 30, 2001                                                      $107,269


Health & Biotechnology Fund - Class A
April 30, 2000(8)                                                          0
April 30, 2001                                                             0

Health & Biotechnology Fund - Class B
April 30, 2000(8)                                                          0
April 30, 2001                                                             0

Health & Biotechnology Fund - Class C
April 30, 2000(9)                                                          0
April 30, 2001                                                             0

(1)  Fiscal period September 16, 1998 through April 30, 1999.
(2)  Fiscal period March 14, 2000 through April 30, 2000.
(3)  Fiscal period January 14, 2000 through April 30, 2000.
(4)  Fiscal period September 21, 1998 through April 30, 1999.
(5)  Fiscal period August 1, 2000 through April 30, 2001.

(6)  Fiscal period July 12, 1999 through October 31, 1999.
(7) Before the close of business on July 9, 1999, the Class D Shares of the Orbitex Focus 30 Fund operated as a separate fund called the ASM Index 30 Fund ("ASM Fund"). From March 1, 1999, until it was reorganized as the Orbitex Focus 30 Fund, the ASM Fund was managed by Orbitex Management, Inc. Before March 1, 1999, the ASM Fund was managed by Vector Index Advisors, Inc. ("Vector"). For the period November 1, 1998 through February 28, 1999, Vector waived fees and expenses of the ASM Fund of approximately $155,000 which were determined to be uncollectible from Vector and were written off, net of management fees due Vector. For the year ended October 31, 1998, Vector waived fees and reimbursed the ASM Fund for expenses in the amount of $242,280 which included management fees of $26,302. For the fiscal year ended October 31, 1997, Vector was not entitled to any fees, and reimbursed the ASM Fund for expenses in the amount of $180,781.
(8)  Fiscal period July 15, 1999 through April 30, 2000.
(9)  Fiscal period January 18, 2000 through April 30, 2000.



AFFILIATIONS AND CONTROL OF THE ADVISERS AND OTHER SERVICE PROVIDERS


Orbitex Management, Inc., the investment adviser for the each of the Orbitex Group of Funds (except the Amerigo and Clermont Funds), Clarke Lanzen Skalla Investment Firm, Inc., the investment adviser for the Amerigo and Clermont Funds, Orbitex Fund Distributors, Inc., the distributor for the Orbitex Group of Funds, Circle Trust Company, the custodian for the Orbitex Group of Funds, and Orbitex Fund Services, Inc., the administrator for the Orbitex Group of Funds are each wholly-owned subsidiaries of Orbitex Financial Services Group, Inc., a New York financial services holding company.


The sole shareholder of Orbitex Financial Services Group, Inc. is Capital Management, Ltd., a Bahamian financial services corporation. The sole shareholder of Capital Management, Ltd. is Thomas T. Bachmann.

ADMINISTRATOR


The Administrator for the Funds is Orbitex Fund Services, Inc. (the "Administrator"), which has its principal office at The Hauppauge Corporate Center, 150 Motor Parkway, Hauppauge, New York 11788, and is primarily in the business of providing administrative, fund accounting and stock transfer services to retail and institutional mutual funds .


Pursuant to an Administrative Service Agreement with the Funds, the Administrator provides all administrative services necessary for the Funds, subject to the supervision of the Board of Trustees. The Administrator may provide persons to serve as officers of the Funds. Such officers may be directors, officers or employees of the Administrator or its affiliates.

The Administration Agreement was initially approved by the Board of Trustees at a meeting on June 29, 1999. The Agreement shall remain in effect for two years from the date of its initial approval, and subject to annual approval of the Board of Trustees for one-year periods thereafter. The Administrative Service Agreement is terminable by the Board of Trustees or the Administrator on sixty days' written notice and may be assigned provided the non-assigning party provides prior written consent. The Agreement provides that in the absence of willful misfeasance, bad faith or gross negligence on the part of the Administrator or reckless disregard of its obligations thereunder, the Administrator shall not be liable for any action or failure to act in accordance with its duties thereunder.

Under the Administrative Service Agreement, the Administrator provides all administrative services, including, without limitation: (i) providing services of persons competent to perform such administrative and clerical functions as are necessary to provide effective administration of the Funds; (ii) overseeing the performance of administrative and professional services to the Funds by others, including the Funds' Custodian; (iii) preparing, but not paying for, the periodic updating of the Funds' Registration Statement, Prospectus and Statement of Additional Information in conjunction with Fund counsel, including the printing of such documents for the purpose of filings with the Securities and Exchange Commission and state securities administrators, preparing the Funds' tax returns, and preparing reports to the Funds' shareholders and the Securities and Exchange Commission; (iv) preparing in conjunction with Fund counsel, but not paying for, all filings under the securities or "Blue Sky" laws of such states or countries as are designated by the Distributor, which may be required to register or qualify, or continue the registration or qualification, of the Funds and/or its shares under such laws; (v) preparing notices and agendas for meetings of the Board of Trustees and minutes of such meetings in all matters required by the 1940 Act to be acted upon by the Board; and (vi) monitoring daily and periodic compliance with respect to all requirements and restrictions of the Investment Company Act, the Internal Revenue Code and the Prospectus.

The Administrator, pursuant to the Fund Accounting Service Agreement, provides the Funds with all accounting services, including, without limitation: (i) daily computation of net asset value; (ii) maintenance of security ledgers and books and records as required by the Investment Company Act; (iii) production of the Funds' listing of portfolio securities and general ledger reports; (iv) reconciliation of accounting records; (v) calculation of yield and total return for the Funds; (vi) maintaining certain books and records described in Rule 31a-1 under the 1940 Act, and reconciling account information and balances among the Funds' custodian and Advisers; and (vii) monitoring and evaluating daily income and expense accruals, and sales and redemptions of shares of the Funds.

For the services rendered to the Funds by the Administrator, the Funds pay the Administrator a fee, computed daily and payable monthly at annual rate of 0.10% on assets up to $100 million; 0.08% on assets from $100 million to $250 million; 0.05% on assets from $250 million to $500 million; and 0.03% on assets greater than $500 million, or a minimum fee of $40,000 per Fund per year of each Fund's average daily net assets. The Cash Reserves Fund pays the Administrator a fee equal to 0.02% based upon prior months' average net assets. The Funds also pay the Administrator for any out-of-pocket expenses.

In return for providing the Funds with all accounting related services, the Funds pays the Administrator a monthly fee based on the Funds' average net assets, plus any out-of-pocket expenses for such services.


For fiscal year ended October 31, 1999, fees of OFS accrued were: $23,958 for the Focus 30 Fund.

For the fiscal year ended April 30, 2000, fees of OFS accrued were: $19,451 for the Focus 30 Fund and $71,546 for the Health & Biotechnology Fund.

For the fiscal year ended April 30, 2001, fees of OFS accrued were: $686,934


CUSTODIAN


Circle Trust Company ("Circle Trust"), an affiliate of Orbitex Management, Inc., serves as the custodian of the Trust's assets pursuant to a Custodian Contract by and between Circle Trust and the Trust. Circle Trust's responsibilities include safeguarding and controlling the Trust's cash and securities, handling the receipt and delivery of securities, and collecting interest and dividends on the Trust's investments. Pursuant to the Custodian Contract, Circle Trust also provides certain accounting and pricing services to the Trust; maintaining original entry documents and books of record and general ledgers; posting cash receipts and disbursements; reconciling bank account balances monthly; recording purchases and sales based upon communications from the Adviser; and preparing monthly and annual summaries to assist in the preparation of financial statements of, and regulatory reports for, the Trust. The Trust may employ foreign sub-custodians that are approved by the Board of Trustees to hold foreign assets. Circle Trust's principal place of business is One Station Place, Metro Center, Stamford, Connecticut, 06902.





TRANSFER AGENT SERVICES


Orbitex Data Services, Inc., an affiliate of Orbitex Management, Inc., located at 14707 California Street, Suite 5, P.O. Box 542007, Omaha, Nebraska 68154, provides transfer agent and dividend disbursing services to the Funds.




The transfer agent for the Money Market Portfolio of the AMR Trust is National Financial Data Services. The address of National Financial Data Services is P.O. Box 219643, Kansas City, Missouri 64121-9643.

DISTRIBUTION OF SHARES

Orbitex Funds Distributor, Inc. (the "Distributor" or "OFD") serves as the distributor of the shares of each class of each Fund pursuant to a Distribution Agreement between OFD and the Trust. OFD's principal business address is 14747 California St., Omaha, NE 68154.




Under the terms of the Class A, Class B and Class C Distribution Plans and Agreements pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the "Rule 12b-1 Plans"), the Distributor receives front-end, contingent deferred sales commissions and a level load on Class A, Class B, and Class C Shares, respectively, and fees for providing services to the Class A, Class B and Class C Shares of each Fund, other than the Cash Reserves Fund, under the Distribution Agreements. In addition, pursuant to the Rule 12b-1 Plans, each of the Funds are authorized to use a portion of their assets attributable to the Class A, Class B and Class C Shares to finance certain activities relating to the distribution of their shares to investors.

The Plan adopted for Class A Shares, allows each Fund, other than the Cash Reserves Fund, to pay the distributor quarterly at a rate equal to an annualized rate of 0.40% of the average daily net assets attributable to the Class A Shares of that Fund. The Plan adopted for Class B Shares allows each Fund to pay the distributor quarterly at a rate equal to 0.75% of the average daily net assets attributable to the Class B Shares of that Fund during that quarter. The Class B Plan also allows each Fund to pay the distributor for certain shareholder services provided to Class B shareholders or other service providers that have entered into agreements with the distributor to provide these services. For these services, each Fund pays a shareholder service fee equal to 0.25% of average net assets attributable to Class B Shares of the Fund on an annualized basis. The Plan adopted for Class C Shares allows each Fund to pay the distributor quarterly at a rate equal to 0.75% of the average daily net assets attributable to the Class C Shares of that Fund during that quarter. The Class C Plan also allows each Fund to pay the distributor for certain shareholder services provided to Class C shareholders or other service providers that have entered into agreements with the distributor to provide these services. For these services, each Fund pays a shareholder service fee equal to 0.25% of average net assets attributable to Class C Shares of the Fund on an annualized basis. A Fund may pay fees to the distributor at a lesser rate, as agreed upon by the Board of Trustees of the Trust and the distributor. The Rule 12b-1 Plans authorize payments to the distributor as compensation for providing account maintenance services to investors in the Class A, Class B and Class C Shares of the Fund, including arranging for certain securities dealers or brokers, administrators and others ("Recipients") to provide these services and paying compensation for these services. Each Fund will bear its own costs of distribution with respect to its Shares.

The services to be provided by Recipients may include, but are not limited to, the following: assistance in the offering and sale of the Class A, Class B and Class C Shares of the Funds and in other aspects of the marketing of the shares to clients or prospective clients of the respective recipients; answering routine inquiries concerning a Fund; assisting in the establishment and maintenance of accounts or sub-accounts in a Fund and in processing purchase and redemption transactions; making a Fund's investment plans and shareholder services available; and providing such other information and services to investors in shares of a Fund as the distributor or the Trust, on behalf of a Fund, may reasonably request. The distribution services shall also include any advertising and marketing services provided by or arranged by the distributor with respect to the Funds.

The distributor is required to provide a written report, at least quarterly to the Board of Trustees of the Trust, specifying in reasonable detail the amounts expended pursuant to the Rule 12b-1 Plans and the purposes for which such expenditures were made. Further, the distributor will inform the Board of any Rule 12b-1 fees to be paid by the distributor to Recipients.

The initial term of the Rule 12b-1 Plans is one year and this will continue in effect from year to year thereafter, provided such continuance is specifically approved at least annually by a majority of the Board of Trustees of the Trust and a majority of the Trustees who are not "interested persons" of the Trust and do not have a direct or indirect financial interest in the Rule 12b-1 Plans ("Rule 12b-1 Trustees") by votes cast in person at a meeting called for the purpose of voting on the Rule 12b-1 Plans. The Rule 12b-1 Plans and Agreements may be terminated at any time by the Trust or any Fund by vote of a majority of the Rule 12b-1

Trustees or by vote of a majority of the outstanding voting Class A or B Shares of the Trust or the affected Fund. The Rule 12b-1 Plans will terminate automatically in the event of their assignment (as defined in the 1940 Act).

The Rule 12b-1 Plans may not be amended to increase materially the amount of the distributor's compensation to be paid by a Fund, unless such amendment is approved by the vote of a majority of the outstanding voting securities of the Fund (as defined in the 1940 Act). All material amendments must be approved by a majority of the Board of Trustees of the Trust and a majority of the Rule 12b- 1 Trustees by votes cast in person at a meeting called for the purpose of voting on a Rule 12b-1 Plan. During the term of the Rule 12b-1 Plans, the selection and nomination of non-interested Trustees of the Trust will be committed to the discretion of current non-interested Trustees. The distributor will preserve copies of the Rule 12b-1 Plans, any related agreements, and all reports, for a period of not less than six years from the date of such document and for at least the first two years in an easily accessible place.

Any agreement related to a Rule 12b-1 Plan will be in writing and provide that:
(a) it may be terminated by the Trust or a Fund at any time upon sixty days' written notice, without the payment of any penalty, by vote of a majority of the respective Rule 12b-1 Trustees, or by vote of a majority of the outstanding voting securities of the Trust or the affected Fund; (b) it will automatically terminate in the event of its assignment (as defined in the 1940 Act); and (c) it will continue in effect for a period of more than one year from the date of its execution or adoption only so long as such continuance is specifically approved at least annually by a majority of the Board and a majority of the Rule 12b-1 Trustees by votes cast in person at a meeting called for the purpose of voting on such agreement.


The following table shows the distribution fees paid for Class A shares of the funds for the last three fiscal years. The Focus 30 fund commenced operations on July 12, 1999. Prior to July 12, 1999, the Fund operated as a separate fund called the ASM Index 30 Fund. The Health & Biotechnology Fund commenced operations on July 15, 1999. The Cash Reserves Fund commenced operations on June 7, 2000. The Financial Services Fund commenced operations on August 1, 2000. The International Fund has not yet commenced operations. The Amerigo Fund and Clermont Fund commenced operations on June 5, 2000. Prior to June 5, 2000, the Funds operated as separate funds called the CLS AdvisorOne Funds - Amerigo and Clermont.


Class A Distribution Fees


                                         Paid to Investment Fund
                                             Professionals              Retained by OFD          Retained  by FDI
                                             -------------              ---------------          ----------------

Info-Tech & Communications Fund
April 30, 1999                               $33,787.95                                            $20,190.48
April 30, 2000                                 $233,482                      -0-                     $150,999
April 30, 2001                                 $225,168                                              $247,738

Energy & Basic Materials Fund
April 30, 1999                                $8,942.34                                             $5,429.90
April 30, 2000                                  $11,994                      -0-                       $8,178
April 30, 2001                                  $10,094                                                $9,082

Focus 30 Fund
October 31, 1999*                               $26.47                                                 $15.89
April 30, 2000**                                  $806                       -0-                         $203
April 30, 2001                                  $2,558                                                 $1,774

Growth Fund
April 30, 1999                                $2,656.81                                             $1,595.25
April 30, 2000                                  $17,134                      -0-                      $19,284
April 30, 2001                                  $29,105                                               $45,556

Health & Biotechnology Fund
April 30, 2000***                               $43,664                      -0-                      $20,927
April 30, 2001                                 $210,874                                              $171,766

* Fiscal period July 12, 1999 through October 31, 1999.
** Fiscal period November 1, 1999 through April 30, 2000.
*** Fiscal period July 15, 1999 through April 30, 2000.

The following table shows the distribution fees paid and retained by the distributor for Class B shares of the funds for the fiscal years ended April 30, 1999, April 30, 2000 and April 30, 2001. The Focus 30 Fund commenced operations on July 12, 1999. Prior to July 12, 1999, the Fund operated as a separate fund called the ASM Index 30 Fund. The Health & Biotechnology Fund commenced operations on July 15, 1999. The Cash Reserves Fund commenced operations on June 7, 2000. The Financial Services Fund commenced operations on August 1, 2000. The International Fund has not yet commenced operations. The Orbitex Amerigo Fund and Orbitex Clermont Fund commenced operations on June 5, 2000. Prior to June 5, 2000, the Funds operated as separate funds called the CLS AdvisorOne Funds - Amerigo and Clermont.


Class B Distribution and Services Fees


                                    Distribution
                                    Fees Paid
                                    to Investment                         Distribution Fees   Shareholder       ShareholderFees
                                    Professionals   Retained by OFD       Retained by FDI     Service Fees      retained  by OFD
                                    -------------   ---------------       ---------------     ------------      ----------------
Growth Fund

April 30, 1999*                     $0                     $0               $111.13               $20.27            $0
April 30, 2000                      $0                     $0               $32,279                 $130
April 30, 2001                      $0                     $0              $124,247               $5,350

Info-Tech & Communications Fund
April 30, 1999*                     $0                     $0            $26,078.91            $1,940.14            $0
April 30, 2000                      $0                     $0              $871,765              $18,568
April 30, 2001                      $0                     $0            $1,288,952              $94,429

Energy & Basic Materials Fund
April 30, 1999**                    $0                     $0               $475.52              $158.50            $0
April 30, 2000                      $0                     $0               $12,747                 $187
April 30, 2001                      $0                     $0               $36,888               $2,751


Focus 30 Fund
October 31, 1999***                 $0                     $0                 $9.30                $3.10            $0
April 30, 2000****                  $0                     $0                $1,350                 $341
April 30, 2001                      $0                     $0                $7,278                 $728

Health & Biotechnology Fund
April 30, 2000*****                 $0                     $0              $184,847                   $0            $0
April 30, 2001                      $0                     $0            $1,058,486              $25,145

Investor Class Services Fees

Cash Reserves Fund
December 31, 2000                   $0                     $0                    $0               $  148            $0
December 31, 2001                   $0                     $0                    $0               $4,972            $0

* Fiscal period September 16, 1998 through April 30, 1999.

** Fiscal period September 21, 1998 through April 30, 1999.
*** Fiscal period July 12, 1999 through October 31, 1999.
**** Fiscal period November 1, 1999 through April 30, 2000.
***** Fiscal period July 15, 1999 through April 30, 2000.

The following table shows the sales charge revenues collected, and retained by the distributor for the past two fiscal years.


                                  Sales Charge                  CDSC Revenue
Revenue
                              Amount       Amount        Amount        Amount
                                Paid      Retained        Paid        Retained
Fund                          to FDI       by FDI        to FDI         by FDI
                              ------       ------        ------         ------

Growth Fund - Class A
April 30, 1999                $27,000        $0               $0            $0
April 30, 2000                $87,044        $0               $0            $0
April 30, 2001                                         $2,113.50

Growth Fund - Class B
April 30, 1999**            $2,472.10        $0          $228.91            $0
April 30, 2000                 $5,497        $0          $30,836            $0
April 30, 2001                                       $148,160.69

                                           Sales Charge                CDSC Revenue
Revenue
                                        Amount      Amount        Amount           Amount
                                          Paid     Retained        Paid           Retained
Fund                                    to FDI      by FDI        to FDI            by FDI
                                        ------      ------        ------            ------
Info-Tech & Communications Fund -
Class A
April 30, 1999                        $1,872,000        $0              $0              $0
April 30, 2000                          $466,977        $0              $0              $0
April 30, 2001                                                  $47,748.25

Info-Tech & Communications Fund -
Class B
April 30, 1999*                         $589,551        $0       $3,770.57              $0
April 30, 2000                          $240,108        $0        $330,467              $0
April 30, 2001                                                 $788,988.32

Energy & Basic Materials Fund -
Class A
April 30, 1999                          $113,000        $0              $0              $0
April 30, 2000                            $4,696        $0              $0              $0
April 30, 2001                                                          $0

Energy & Basic Materials Fund -
Class B
April 30, 1999**                      $13,768.29        $0         $975.50              $0
April 30, 2000                              $572        $0          $8,429              $0
April 30, 2001                                                  $55,594.20

Financial Services - Class A
April 30, 2001******                                                            $0

Financial Services - Class B
April 30, 2001******                                                    $25,266.89

Focus 30 Fund - Class A
October 31, 1999***                           $200.00         $0                $0           $0
April 30, 2000*****                           $26,495         $0                $0           $0
April 30, 2001                                                                  $0

Focus 30 Fund - Class B
October 31, 1999***                           $400.00         $0                $0           $0
April 30, 2000***                              $4,529         $0                $0           $0
April 30, 2001                                                          $13,045.83

Health & Biotechnology Fund - Class A
April 30, 2000****                           $559,461         $0                $0           $0
April 30, 2001                                                                  $0

Health & Biotechnology Fund - Class B
April 30, 2000*****                          $287,618         $0          $395,856           $0
April 30, 2001                                                         $902,108.48

* Fiscal period September 16, 1998 through April 30, 1999.
** Fiscal period September 21, 1998 through April 30, 1999.
*** Fiscal period July 12, 1999 through October 31, 1999.
**** Fiscal period November 1, 1999 through April 30, 2000.
***** Fiscal period July 15, 1999 through April 30, 2000.
****** Fiscal period August 1, 2000 through April 30, 2001.

                                 COMPENSATION            COMPENSATION
FUND                             TO UNDERWRITERS          TO DEALERS
                                 ---------------          ----------

Info-Tech &                         $372,927                  $11,554
Communications Fund
Energy & Basic                       $14,713                   $5,459
Materials Fund
Growth Fund                          $22,748                  $13,670
Focus 30 Fund                           $603                     $406
Health & Biotechnology
Fund                                 $50,327                  $14,264


The following table shows amounts paid by each fund under its Class B 12b-1 Plans during the fiscal year ended April 30, 2000. The Orbitex Focus 30 Fund commenced operations on July 12, 1999. Prior to July 12, 1999, the Fund operated as a separate fund called the ASM Index 30 Fund. The Health & Biotechnology Fund commenced operations on July 15, 1999. The Cash Reserves Fund commenced operations on June 7, 2000. The Financial Services Fund commenced operations on August 1, 2000. The International Fund has not yet commenced operations. The Amerigo Fund and Clermont Fund commenced operations on June 5, 2000. Prior to June 5, 2000, the fund operated as separate funds called the CLS AdvisorOne Funds - Amerigo and Clermont.





CODES OF ETHICS

The Board of Trustees of the Trust has approved a Code of Ethics under Rule 17j-1 of the 1940 Act that covers the Trust, the Adviser and the Distributor (the "Code"). The Code subjects the Adviser's and the Distributor's employees to various restrictions to ensure that their personal securities transactions do not disadvantage the Trust or any Fund. In that regard, Fund portfolio managers and other investment personnel must preclear and report their personal securities transactions and holdings, which are reviewed for compliance with the Code. Fund portfolio managers and other investment personnel who comply with the Code's preclearance and disclosure procedures may be permitted to purchase, sell or hold securities which also may be or are held in a Fund they manage or for which they otherwise provide investment advice.

BROKERAGE ALLOCATION AND OTHER PRACTICES

Subject to the general supervision of the Board of Trustees of the Trust, the Adviser is responsible for making decisions with respect to the purchase and sale of portfolio securities on behalf of the Funds. The Adviser is also responsible for the implementation of those decisions, including the selection of broker-dealers to effect portfolio transactions, the negotiation of commissions, and the allocation of principal business and portfolio brokerage.

In purchasing and selling each Fund's portfolio securities, it is the Adviser's policy to obtain quality execution at the most favorable prices through responsible broker-dealers and, in the case of agency transactions, at competitive commission rates where such rates are negotiable. However, under certain conditions, a Fund may pay higher brokerage commissions in return for brokerage and research services. In selecting broker-dealers to execute a Fund's portfolio transactions, consideration is given to such factors as the price of the security, the rate of the commission, the size and difficulty of the order, the reliability, integrity, financial condition, general execution and operational capabilities of competing brokers and dealers, their expertise in particular markets and the brokerage and research services they provide to the Adviser or the Funds. It is not the policy of the Adviser to seek the lowest available commission rate where it is believed that a broker or dealer charging a higher commission rate would offer greater reliability or provide better price or execution. Transactions on stock exchanges involve the payment of brokerage commissions. In transactions on stock exchanges in the United States, these commissions are negotiated. Traditionally, commission rates have generally not been negotiated on stock markets outside the United States. In recent years, however, an increasing number of overseas stock markets have adopted a system of negotiated rates, although a number of markets continue to be subject to an established schedule of minimum commission rates. It is expected that equity securities will ordinarily be purchased in the primary markets, whether over-the-counter or listed, and that listed securities may be purchased in the over-the-counter market if such market is deemed the primary market. In the case of securities traded on the over-the-counter markets, there is generally no stated commission, but the price usually includes an undisclosed commission or markup. In underwritten offerings, the price includes a disclosed, fixed commission or discount.

For fixed income securities, it is expected that purchases and sales will ordinarily be transacted with the issuer, the issuer's underwriter, or with a primary market maker acting as principal on a net basis, with no brokerage commission being paid by the Fund. However, the price of the securities generally includes compensation which is not disclosed separately. Transactions placed through dealers who are serving as primary market makers reflect the spread between the bid and asked prices.

With respect to equity and fixed income securities, the Adviser may effect principal transactions on behalf of the Funds with a broker or dealer who furnishes brokerage and/or research services, designate any such broker or dealer to receive selling concessions, discounts or other allowances or otherwise deal with any such broker or dealer in connection with the acquisition of securities in underwritings. The prices the Funds pay to underwriters of newly-issued securities usually include a concession paid by the issuer to the underwriter. The Adviser may receive research services in connection with brokerage transactions, including designations in fixed price offerings.

The Adviser (and Sub-Adviser) receive a wide range of research services from brokers and dealers covering investment opportunities throughout the world, including information on the economies, industries, groups of securities, individual companies, statistics, political developments, technical market action, pricing and appraisal services, and performance analyses of all the countries in which a Fund's portfolio is likely to be invested. The Adviser (or Sub-Adviser) cannot readily determine the extent to which commissions charged by brokers reflect the value of their research services, but brokers occasionally suggest a level of business they would like to receive in return for the brokerage and research services they provide. To the extent that research services of value are provided by brokers, the Adviser (or Sub-Adviser) may be relieved of expenses which it might otherwise bear. In some cases, research services are generated by third parties but are provided to the Adviser (and Sub-Adviser) by or through brokers.

Certain broker-dealers which provide quality execution services also furnish research services to the Adviser (and Sub-Adviser). The Adviser (and Sub-Adviser) have adopted brokerage allocation policies embodying the concepts of Section 28(e) of the Securities Exchange Act of 1934, which permits an investment adviser to cause its clients to pay a broker which furnishes brokerage or research services a higher commission than that which might be charged by another broker which does not furnish brokerage or research services, or which furnishes brokerage or research services deemed to be of lesser value, if such commission is deemed reasonable in relation to the brokerage and research services provided by the broker, viewed in terms of either that particular transaction or the overall responsibilities of the adviser with respect to the accounts as to which it exercises investment discretion. Accordingly, the Adviser (or Sub-Adviser) may assess the reasonableness of commissions in light of the total brokerage and research services provided by each particular broker. The Adviser (or Sub-Adviser) may also consider sales of the Funds' Shares as a factor in the selection of broker-dealers.

Portfolio securities will not be purchased from or sold to the Adviser (or Sub-Adviser), or the Distributor, or any affiliated person of any of them acting as principal, except to the extent permitted by rule or order of the SEC.

For the fiscal period October 16, 1997 through April 30, 1998, the Funds paid brokerage commissions as follows: $1,801 for the Info-Tech & Communications Fund, $81,999 for the Energy & Basic Materials Fund and $9,293 for the Growth Fund.

For the fiscal year ended April 30, 1999, the Funds paid brokerage commissions as follows: $102,306 for the Info-Tech & Communications Fund, $137,895 for the Energy & Basic Materials Fund and $21,022 for the Growth Fund. For the fiscal year ended October 31, 1999, the Focus 30 Fund paid brokerage commissions of $12,228.

For the fiscal year ended April 30, 2000, the Funds paid brokerage commissions as follows: $555,080 for the Info-Tech & Communications Fund, $233,771 for the Energy & Basic Materials Fund, $67,628 for the Growth Fund and $337,669 for the Health & Biotechnology Fund. For the six months ended April 30, 2000, the Focus 30 Fund paid brokerage commissions of $10,017.


For the fiscal year ended April 30, 2001, the Funds paid brokerage commissions as follows: $2,406,109 for the Info-Tech & Communications Fund, $264,776 for the Energy & Basic Materials Fund, $318,535 for the Growth Fund, $672,378 for the Health & Biotechnology Fund, $13,794 for the Focus 30 Fund. $18,492 for the Financial Services Fund, $32 for the Amerigo Fund and $0 for the Clermont Fund.


PURCHASE AND REDEMPTION OF SECURITIES BEING OFFERED

WAIVERS OF INITIAL SALES CHARGE FOR CLASS A SHARES. The initial sales charge for Class A Shares of the Funds is waived on the following types of purchases: (1) purchases by investors who have invested $1 million or more in one Fund alone or in any combination of Funds; (2) purchases by the officers, directors/trustees, and employees of the Trust, the Adviser or the Distributor; the immediate family members of any such person; any trust or individual retirement account or self-employed retirement plan for the benefit of any such person or family members; or the estate of any such person or family members; (3) purchases by Selling Group Members, for their own accounts, or for retirement plans for their employees or sold to registered representatives or full time employees (and their immediate families) that certify to the Distributor at the time of purchase that such purchase is for their own account (or for the benefit of their immediate families); (4) purchases by a charitable organization (as defined in Section 501(c)(3) of the Internal Revenue Code) investing $100,000 or more; (5) purchases by a charitable remainder trust or life income pool established for the benefit of a charitable organization (as defined in Section 501(c)(3) of the Internal Revenue Code); (6) purchases with trust assets; (7) purchases in accounts as to which a Selling Group Member charges an account management fee; (8) purchases by any state, county, or city, or any governmental instrumentality, department, authority or agency; (9) purchases with redemption proceeds from another mutual fund (which is not a series of the Trust) on which the investor has paid a front-end sales charge only; (10) purchases of Class A Shares by clients of certain securities dealers offering programs in which the client pays a separate fee to an adviser providing financial management or consulting services, including WRAP fee programs; (11) purchases of Class A Shares by certain fee paid investment advisers purchasing on behalf of their clients; (12) purchases of Class A Shares made through certain fee-waived programs sponsored by third parties; (13) Class A Shares issued in plans of reorganization such as mergers, asset acquisitions and exchange offers to which a Fund is a party; and, (14) purchases made through a broker-dealer or financial intermediary which maintains a net asset value purchase program that enables the Funds to realize certain economies of scale.

In addition, purchases may be made at net asset value by the following:
Investment Advisers or Financial Planners who place trades for their own accounts or the accounts of their clients and who charge a management, consulting or other fee for their services; and clients of such investment advisers or financial planners who place trades for their own accounts if the accounts are linked to the master account of such investment adviser or financial planner on the books and records of the broker or agent.

The securities dealers offering WRAP fees or similar programs may charge a separate fee for purchases and redemptions of Class A Shares. Neither the Fund, the Adviser, nor the Distributor receives any part of the fees charged clients of such securities dealers or financial advisers. To qualify for the purchase of such Class A Shares, Fund Employees and other persons listed in section (2) must provide the Transfer Agent with a letter stating that the purchase is for their own investment purposes only and that the shares will not be resold except to the Funds.

LETTER OF INTENT. In submitting a Letter of Intent to purchase Class A Shares of the Funds at a reduced sales charge, the investor agrees to the terms of the Prospectus, the Applications used to buy such shares, and the language in this Statement of Additional Information as to Letters of Intent, as they may be amended from time to time by the Trust. Such amendments will apply automatically to existing Letters of Intent.

A Letter of Intent ("Letter") is the investor's statement of intention to purchase Class A Shares of one or more of the Funds during the 13-month period from the investor's first purchase pursuant to the Letter (the "Letter of Intent period"), which may, at the investor's request, include purchases made up to 90 days prior to the date of the Letter. The investor states the intention to make the aggregate amount of purchases (excluding any reinvestment of dividends or distributions or purchases made at net asset value without sales charge), which together with the investor's holdings of such funds (calculated at their respective public offering prices calculated on the date of the Letter) will equal or exceed the amount specified in the Letter to obtain the reduced sales charge rate (as set forth in "How To Purchase Shares" in the Prospectus) applicable to purchases of shares in that amount (the "intended amount"). Each purchase under the Letter will be made at the public offering price applicable to a single lump-sum purchase of shares in the intended amount, as described in the Prospectus.

In submitting a Letter, the investor makes no commitment to purchase Class A Shares, but if the investor's purchases of Class A Shares within the Letter of Intent period, when added to the value (at offering price) of the investor's holdings of such Fund shares on the last day of that period, do not equal or exceed the intended amount, the investor agrees to pay the additional amount of sales charge applicable to such purchases, as set forth in "Terms of Escrow" below, as those terms may be amended from time to time.


The investor agrees that shares equal in value to 5% of the intended amount will be held in escrow by the Trust's transfer agent subject to the Terms of Escrow.


If the total eligible purchases made during the Letter of Intent period do not equal or exceed the intended amount, the commissions previously paid to the dealer of record for the account and the amount of sales charge retained by the Distributor will be adjusted to the rates applicable to actual total purchases. If total eligible purchases during the Letter of Intent period exceed the intended amount and exceed the amount needed to qualify for the next sales charge rate reduction set forth in the applicable prospectus, the sales charges paid will be adjusted to the lower rate, but only if and when the dealer returns to the Distributor the excess of the amount of commissions allowed or paid to the dealer over the amount of commissions that apply to the actual amount of purchases. The excess commissions returned to the Distributor will be used to purchase additional shares for the investor's account at the net asset value per share in effect on the date of such purchase, promptly after the Distributor's receipt thereof.

In determining the total amount of purchases made under a Letter, Class A Shares redeemed by the investor prior to the termination of the Letter of Intent period will be deducted. It is the responsibility of the dealer of record and/or the investor to refer to the Letter in placing any purchase orders for the investor during the Letter of Intent period. All of such purchases must be made through the Distributor.

Terms of Escrow

1. Out of the initial purchase (or subsequent purchases if necessary) made pursuant to a Letter, Class A Shares of the Fund equal in value to 5% of the intended amount specified in the Letter shall be held in escrow by the Fund's transfer agent. For example, if the intended amount specified under the Letter is $50,000, the escrow shall be shares valued in the amount of $2,500 (computed at the public offering price adjusted for a $50,000 purchase). Any dividends and capital gains distributions on the escrowed shares will be credited to the investor's account.

2. If the total minimum investment specified under the Letter is completed within the thirteen-month Letter of Intent period, the escrowed shares will be promptly released to the investor.

3. If, at the end of the thirteen-month Letter of Intent period the total purchases pursuant to the Letter are less than the intended amount specified in the Letter, the investor must remit to the Distributor an amount equal to the difference between the dollar amount of sales charges actually paid and the amount of sales charges which would have been paid if the total amount purchased had been made at a single time. Such sales charge adjustment will apply to any shares redeemed prior to the completion of the Letter. If such difference in sales charges is not paid within twenty days after a request from the Distributor or the dealer, the Distributor will, within sixty days of the expiration of the Letter, redeem the number of escrowed shares necessary to realize such difference in sales charges. Full and fractional shares remaining after such redemption will be released from escrow. If a request is received to redeem escrowed shares prior to the payment of such additional sales charge, the sales charge will be withheld from the redemption proceeds.

4. By signing the Letter, the investor irrevocably constitutes and appoints the transfer agent of the Trust as attorney-in-fact to surrender for redemption any or all escrowed shares.

5. Shares held in escrow hereunder will automatically be exchanged for shares of another Fund to which an exchange is requested, and the escrow will be transferred to that other Fund.

In-Kind. Each Fund intends to pay all redemptions of its shares in cash. However, each Fund may make full or partial payment of any redemption request by the payment to shareholders of portfolio securities of the applicable Fund (i.e., by redemption-in-kind), at the value of such securities used in determining the redemption price. The Funds, nevertheless, pursuant to Rule 18f-1 under the 1940 Act, have filed a notification of election under which each Fund is committed to pay in cash to any shareholder of record, all such shareholder's requests for redemption made during any 90-day period, up to the lesser of $250,000 or 1% of the applicable Fund's net asset value at the beginning of such period. The securities to be paid in-kind to any shareholders will be readily marketable securities selected in such manner as the Board of Trustees of the Trust deems fair and equitable. If shareholders were to receive redemptions-in-kind, they would incur brokerage costs should they wish to liquidate the portfolio securities received in such payment of their redemption request. The Trust does not anticipate making redemptions-in-kind.

The right to redeem shares or to receive payment with respect to any redemption of shares of the Funds may only be suspended (1) for any period during which trading on the New York Stock Exchange ("NYSE") is restricted or such Exchange is closed, other than customary weekend and holiday closings, (2) for any period during which an emergency exists as a result of which disposal of securities or determination of the net asset value of the Fund is not reasonably practicable, or (3) for such other periods as the SEC may by order permit for protection of shareholders of the Funds.

WAIVERS FOR CLASS C SHARES. Each Fund may waive, where applicable, the CDSC on redemption: (1) following the death of a shareholder, (2) if a shareholder becomes unable to engage in any substantial gainful activity by reason of a medically determinable physical or mental impairment which can be expected to result in death or be of long-continued and indefinite duration, or (3) when a total or partial redemption is made in connection with a distribution from IRAs or other qualified retirement plans after attaining age 59-1/2.

The Distributor may waive the CDSC on the redemption of Class C shares of each Fund owned by directors, trustees, officers and full-time employees of the Trust, the Adviser, or the Distributor, including members of the immediate families of such individuals and employee benefit plans established by such entities. The Funds may also waive the CDSC on the redemption of Class C shares of each Fund owned by banks, bank trust departments, savings and loan associations, federal and state credit unions, trust companies, investment advisers and broker-dealers, either in their fiduciary capacities or for their own accounts. These institutions may charge fees to clients for whose accounts they purchase shares at net asset value or for which the CDSC has been waived.

All CDSCs imposed on redemptions of each Fund are paid to the distributor.

CLASS D SHARES OF THE FOCUS 30 FUND. Class D Shares of the Focus 30 Fund are available for purchase by the following persons: (1) shareholders who were shareholders of the ASM Index 30 Fund at the time of the reorganization of the ASM Fund into the Focus 30 Fund and certain related accounts of those shareholders, (2) employees, and certain related accounts of employees, of Orbitex Financial Services Group, Inc. ("OFSG") and its affiliates; and (3) certain institutional investors. "Related accounts" include: the shareholder, one of the shareholder's immediate family members, a trust or individual retirement account or self-employed retirement plan for the benefit of the shareholder or the shareholder's immediate family members, and the estate of the shareholder or the shareholder's immediate family.

SHAREHOLDER SERVICES

Systematic Withdrawal Program. A shareholder owning or purchasing shares of any Fund having a total value of $10,000 or more may participate in a systematic withdrawal program providing regular monthly or quarterly payments. An application form containing details of the Systematic Withdrawal Program is available upon request from the Funds' transfer agent. The Program is voluntary and may be terminated at any time by the shareholders.

Income dividends and capital gain distributions on shares of the Funds held in a Systematic Withdrawal Program are automatically reinvested in additional shares of the relevant Fund at net asset value. A Systematic Withdrawal Program is not an annuity and does not and cannot protect against loss in declining markets. Amounts paid to a shareholder from the Systematic Withdrawal Program represent the proceeds from redemptions of Fund shares, and the value of the shareholder's investment in a Fund will be reduced to the extent that the payments exceed any increase in the aggregate value of the shareholder's shares (including shares purchased through reinvestment of dividends and distributions). If a shareholder receives payments that are greater than the appreciation in value of his or her shares, plus the income earned on the shares, the shareholder may eventually withdraw his or her entire account balance. This will occur more rapidly in a declining market. For tax purposes, depending upon the shareholder's cost basis and date of purchase, each withdrawal will result in a capital gain or loss. See "Dividends, Distributions and Taxes" in this SAI and in the Funds' Prospectus.

The Funds offer certain shareholder services, which are designed to facilitate investment in their shares. Each of the options is described in the Funds' Prospectus. All of these special services may be terminated by either the Funds or the shareholder without any prior written notice.

Systematic Exchange Program. The Systematic Exchange Program allows you to make regular, systematic exchanges from one Orbitex Fund account into another Orbitex Fund account. By setting up the program, you authorize the Fund and its agents to redeem a set dollar amount or number of shares from the first account and purchase shares of a second Fund. An exchange transaction is a sale and a purchase of shares for federal income tax purposes and may result in a capital gain or loss.

To participate in the Systematic Exchange Program, you must have an initial account balance of $10,000 in the first account and at least $1,000 in the second account. Exchanges may be made on any day or days of your choice. If the amount remaining in the first account is less than the exchange amount you requested, then the remaining amount will be exchanged. At such time as the first account has a zero balance, your participation in the program will be terminated. You may also terminate the program by calling or writing the Fund. Once participation in the program has been terminated for any reason, to reinstate the program you must do so in writing; simply investing additional funds will not reinstate the program.

Automatic Account Builder. An investor may arrange to have a fixed amount of $100 or more automatically invested in shares of a Fund monthly by authorizing his or her bank account to be debited to invest specified dollar amounts in shares of the Fund. The investor's bank must be a member of the Automatic Clearing House System. Stock certificates are not issued to Automatic Account Builder participants.

Further information about these programs and an application form can be obtained from the Transfer Agent.

DETERMINATION OF NET ASSET VALUE

The net asset value per share of a Fund will be determined for each class of shares. The net asset value per share of a given class of shares of a Fund is determined by calculating the total value of the Fund's assets attributable to such class of shares, deducting its total liabilities attributable to such class of shares in conformance with the provisions of the plan adopted by the Fund in accordance with Rule 18f-3 under the 1940 Act and dividing the result by the number of shares of such class outstanding. The net asset value of shares of each class of each Fund is normally calculated as of the close of regular trading on the NYSE on every day the NYSE is open for trading. The NYSE is open Monday through Friday except on the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.


It is the policy of the Portfolio and the Cash Reserves Fund to attempt to maintain a constant price per share of $1.00. There can be no assurance that a $1.00 net asset value per share will be maintained. The portfolio instruments held by the Portfolio are valued based on the amortized cost valuation technique pursuant to Rule 2a-7 of the 1940 Act. This involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, even though the portfolio security may increase or decrease in market value. Such market fluctuations are generally in response to changes in interest rates. Use of the amortized cost valuation method requires the Portfolio to purchase instruments having remaining maturities of 397 days or less, to maintain a dollar-weighted average portfolio maturity of 90 days or less, and to invest only in securities determined by the AMR Trust Board to be of high quality with minimal credit risks. The Portfolio may invest in issuers or instruments that at the time of purchase have received the highest short-term rating by two rating organizations, such as "P-1" by Moody's Investor Service, Inc. ("Moody's") and "F-1" by Fitch Ratings and have received the next highest short-term rating by other rating organizations, such as "A-2" by Standard & Poors and "P-2" by Moody's.


The net asset value per share of the different classes of a Fund's shares is expected to be substantially the same; from time to time, however, the per share net asset value of the different classes of shares may differ.

In determining each Fund's NAV per share, equity securities for which market quotations are readily available are valued at current market value using the last reported sales price. If no sale price is reported, the average of the last bid and ask price is used. If no average price is available, the last bid price is used. If market quotations are not readily available, then securities are valued at fair value as determined by the Board (or its delegate). Short-term debt instruments with a remaining maturity of more than 60 days, intermediate and long-term bonds, convertible bonds, and other debt securities are generally valued on the basis of dealer supplied quotations or by pricing system selected by the Adviser and approved by the Board of Trustees of the Trust. Where such prices are not available, valuations will be obtained from brokers who are market makers for such securities. However, in circumstances where the Adviser (or a Sub-Adviser) deems it appropriate to do so, the mean of the bid and asked prices for over-the-counter securities or the last available sale price for exchange-traded debt securities may be used. Where no last sale price for exchange traded debt securities is available, the mean of the bid and asked prices may be used. Short-term debt securities with a remaining maturity of 60 days or less are amortized to maturity, provided such valuations represent par value.

Other securities and assets for which market quotations are not readily available or for which valuation cannot be provided, as described above, are valued as determined in good faith in accordance with procedures approved by the Board of Trustees of the Trust.

Trading in securities on Far Eastern securities exchanges and over-the-counter markets is normally completed well before the close of business on each business day in New York (i.e., a day on which the NYSE is open). In addition, Far Eastern securities trading generally or in a particular country or countries may not take place on all business days in New York. Furthermore, trading takes place in Japanese markets on certain Saturdays in various foreign markets on days which are not business days in New York and on which a Fund's net asset value is not calculated. Each Fund calculates net asset value per share, and therefore effects sales, redemptions and repurchases of its shares, as of the close of regular trading on the NYSE once on each day on which the NYSE is open. Such calculation may not take place contemporaneously with the determination of the prices of the majority of the portfolio securities used in such calculation. If events materially affecting the value of such securities occur between the time when their price is determined and the time when the Fund's net asset value is calculated, such securities will be valued at fair value as determined in good faith in accordance with procedures approved by the Board of Trustees of the Trust.

TAXES


Each Fund intends to qualify as a regulated investment company ("RIC") under Subchapter M of the Internal Revenue Code. In general, to qualify as a RIC: (a) at least 90% of the gross income of a Fund for the taxable year must be derived from dividends, interest, payments with respect to loans of securities, gains from the sale or other disposition of securities, or other income derived with respect to its business of investing in securities; (b) a Fund must distribute to its shareholders 90% of its ordinary income and net short-term capital gains; and (c) a Fund must diversity its assets so that, at the close of each quarter of its taxable year, (i) at least 50% of the fair market value of its total (gross) assets is comprised of cash, cash items, U.S. government securities, securities of other regulated investment companies and other securities limited in respect of any one issuer to no more than 5% of the fair market value of the Fund's total assets and 10% of the outstanding voting securities of such issuer and (ii) no more than 25% of the fair market value of its total assets is invested in the securities of any one issuer (other than U.S. government securities and securities of other regulated investment companies) or of two or more issuers controlled by the Fund and engaged in the same, similar, or related trades or businesses.


In addition, each Fund must declare and distribute dividends equal to at least 98% of its ordinary income (as of the twelve months ended December 31) and at least 98% of its net capital gain (as of the twelve months ended October 31), in order to avoid a federal excise tax. Each Fund intends to make the required distributions, but they cannot guarantee that they will do so. Dividends attributable to a Fund's ordinary income and net capital gain are taxable as such to shareholders in the year in which they are received except dividends declared in October, November and December to the shareholders of record on a specified date in such a month and paid in January of the following year are taxable in the previous year.

A corporate shareholder may be entitled to take a deduction for income dividends received by it that are attributable to dividends received from a domestic corporation, provided that both the corporate shareholder retains its shares in the applicable Fund for more than 45 days and the Fund retains its shares in the issuer from whom it received the income dividends for more than 45 days. A distribution of net capital gain reflects a Fund's excess of net long-term gains over its net short-term losses. Each Fund must designate distributions of net capital gain and must notify shareholders of this designation within sixty days after the close of the

Trust's taxable year. A corporate shareholder of a Fund cannot use a dividends-received deduction for distributions of net capital gain.

Foreign currency gains and losses, including the portion of gain or loss on the sale of debt securities attributable to foreign exchange rate fluctuations are taxable as ordinary income. If the net effect of these transactions is a gain, the dividend paid by the Fund will be increased; if the result is a loss, the income dividend paid by the Fund will be decreased. Adjustments to reflect these gains and losses will be made at the end of each Fund's taxable year.

At the time of purchase, each Fund's net asset value may reflect undistributed income or net capital gains. A subsequent distribution to shareholders of such amounts, although constituting a return of their investment, would be taxable either as dividends or capital gain distributions. For federal income tax purposes, each Fund is permitted to carry forward its net realized capital losses, if any, for eight years, and realize net capital gains up to the amount of such losses without being required to pay taxes on, or distribute such gains.

Income received by each Fund from sources within various foreign countries may be subject to foreign income taxes withheld at the source. Under the Internal Revenue Code, if more than 50% of the value of a Fund's total assets at the close of its taxable year comprise securities issued by foreign corporations, the Fund may file an election with the Internal Revenue Service to "pass through" to the Fund's shareholders the amount of any foreign income taxes paid by the Fund. Pursuant to this election, shareholders will be required to: (i) include in gross income, even though not actually received, their respective pro rata share of foreign taxes paid by the Fund; (ii) treat their pro rata share of foreign taxes as paid by them; and (iii) either deduct their pro rata share of foreign taxes in computing their taxable income, or use it as a foreign tax credit against U.S. income taxes (but not both). No deduction for foreign taxes may be claimed by a shareholder who does not itemize deductions.

The Energy & Basic Materials Fund intends to meet the requirements of the Internal Revenue Code to "pass through" to its shareholders foreign income taxes paid, but there can be no assurance that it will be able to do so. Shareholders of the Energy & Basic Materials Fund will be notified within 60 days after the close of each taxable year of a Fund, if that Fund will "pass through" foreign taxes paid for that year, and, if so, the amount of each shareholder's pro rata share (by country) of (i) the foreign taxes paid, and (ii) the Fund's gross income from foreign sources. Of course, shareholders who are not liable for federal income taxes, such as retirement plans qualified under Section 401 of the Internal Revenue Code, will not be affected by any such "pass through" of foreign tax credits.

If, in any taxable year, a Fund should not qualify as a RIC under the Internal Revenue Code: (1) that Fund would be taxed at normal corporate rates on the entire amount of its taxable income without deduction for dividends paid or other distributions to its shareholders, and (2) that Fund's distributions to the extent made out of that Fund's current or accumulated earnings and profits would be taxable to its shareholders (other than shareholders in tax deferred accounts) as ordinary dividends (regardless of whether they would otherwise have been considered capital gain dividends), and may qualify for the deduction for dividends received by corporations.

PASSIVE FOREIGN INVESTMENT COMPANIES. (ALL FUNDS EXCEPT THE CASH RESERVES FUND). Each Fund may invest in the stock of foreign companies that may be treated as "passive foreign investment companies" ("PFICs") under the Internal Revenue Code. Certain other foreign corporations, not operated as investment companies, may also satisfy the PFIC definition. A portion of the income and gains that a Fund derives may be subject to a non-deductible federal income tax unless the Fund makes a mark-to-market election. Because it is not always possible to identify a foreign issuer as a PFIC in advance of making the investment, the Funds will elect to do mark-to-market and identified PFIC to avoid the PFIC tax.

If a Fund purchases shares in certain foreign passive investment entities described in the Internal Revenue Code as passive foreign investment companies ("PFIC"), the Fund will be subject to U.S. federal income tax on a portion of any "excess distribution" (the Fund's ratable share of distributions in any year that exceeds 125% of the average annual distribution received by the Fund in the three preceding years or the Fund's holding period, if shorter, and any gain from the disposition of such shares) even if such income is distributed as a taxable dividend by the Fund to its shareholders. Additional charges in the nature of interest may be imposed on the Fund in respect of deferred taxes arising from such "excess distributions." If the Fund were to invest in a PFIC and elect to treat the PFIC as a "qualified electing fund" under the Internal Revenue Code (and if the PFIC were to comply with certain reporting requirements), in lieu of the foregoing requirements the Fund would be required to include in income each year its pro rata share of the PFIC's ordinary earnings and net realized capital gains, whether or not such amounts were actually distributed to the Fund.

Pursuant to legislation enacted on August 5, 1997 any taxpayer holding shares of "marketable" PFICs may make an election to mark that stock to market at the close of the taxpayer's taxable year. A Fund making an irrevocable election will mark its PFICs to market at taxable year-end for income tax purposes and at October 31 for purposes of the excise tax minimum distribution requirements of Code Section 4982. This provision is effective for taxable years of U.S. persons beginning after December 31, 1997.


TAXATION OF THE MONEY MARKET PORTFOLIO. The Money Market Portfolio, in which the Orbitex Cash Reserves Fund invests, should be classified as a separate partnership for federal income tax purposes and is not a "publicly traded partnership" treated as a corporation. As a result, the Portfolio is not or should not be subject to federal income tax; instead, each investor in a Portfolio, such as the Fund, is required to take into account in determining its federal income tax liability its share of the Portfolio's income, gains, losses, deductions and tax preference items, without regard to whether it has received any cash distributions from the Portfolio.


Because, as noted above, the Fund is deemed to own a proportionate share of the Portfolio's assets and to earn a proportionate share of the Portfolio's income for purposes of determining whether the Fund satisfies the requirements to qualify as a RIC, each Portfolio intends to conduct its operations so that its corresponding Fund will be able to satisfy all those requirements.

Distributions to the Fund from the Portfolio (whether pursuant to a partial or complete withdrawal or otherwise) will not result in the Fund's recognition of any gain or loss for federal income tax purposes, except that (1) gain will be recognized to the extent any cash that is distributed exceeds the Fund's basis for its interest in the Portfolio before the distribution, (2) income or gain will be recognized if the distribution is in liquidation of the Fund's entire interest in the Portfolio and includes a disproportionate share of any unrealized receivables held by the Portfolio, and (3) loss will be recognized if a liquidation distribution consists solely of cash and/or unrealized receivables. The Fund's basis for its interest in the Portfolio generally will equal the amount of cash and the basis of any property the Fund invests in the Portfolio, increased by the Fund's share of the Portfolio's net income and gains and decreased by (a) the amount of cash and the basis of any property the Portfolio distributes to the Fund and (b) the Fund's share of the Portfolio's losses.

ORGANIZATION OF THE TRUST

As a Delaware business trust entity, the Trust need not hold regular annual shareholder meetings and, in the normal course, does not expect to hold such meetings. The Trust, however, must hold shareholder meetings for such purposes as, for example: (1) approving certain agreements as required by the 1940 Act;
(2) changing fundamental investment objectives, policies, and restrictions of the Funds; and (3) filling vacancies on the Board of Trustees of the Trust in the event that less than a majority of the Trustees were elected by shareholders. The Trust expects that there will be no meetings of shareholders for the purpose of electing Trustees unless and until such time as less than a majority of the Trustees holding office have been elected by shareholders. At such time, the Trustees then in office will call a shareholders meeting for the election of Trustees. In addition, holders of record of not less than two-thirds of the outstanding shares of the Trust may remove a Trustee from office by a vote cast in person or by proxy at a shareholder meeting called for that purpose at the request of holders of 10% or more of the outstanding shares of the Trust. The Funds have the obligation to assist in such shareholder communications. Except as set forth above, Trustees will continue in office and may appoint successor Trustees.

Costs incurred by the Growth Fund, Info-Tech & Communications Fund and Energy & Basic Materials Fund in connection with their organization, estimated at $15,000, are being amortized on a straight line basis over a five year period beginning at the commencement of operations of each Fund. In the event that any of the initial shares of the Funds are redeemed during the amortization period, the redemption proceeds will be reduced by any unamortized organization expenses in the same proportion as the number of initial shares outstanding at the time of such redemption. Costs for all other Funds will not be amortized.

PERFORMANCE INFORMATION ABOUT THE FUNDS

Total Return Calculations

Each Fund may provide average annual total return information calculated according to a formula prescribed by the SEC. Average annual total return will be calculated separately for Class A, Class B, Class C, Class D and Class N Shares. According to that formula, average annual total return figures represent the average annual compounded rate of return for the stated period. Average annual total return quotations reflect the percentage change between the beginning value of a static account in the Fund and the ending value of that account measured by then current net asset value of that Fund assuming that all dividends and capital gains distributions during the stated period were reinvested in shares of the Fund when paid. Total return is calculated by finding the average annual compounded rates of return of a hypothetical investment that would equate the initial amount invested to the ending redeemable value of such investment, according to the following formula:

                                       1/n
                                  T=(ERV/P) - 1

Where:

T                    = average annual total return.
P                    = a hypothetical initial payment of $1,000.
n                    = number of years.
ERV                  = ending redeemable value of a hypothetical $1,000 payment made at the beginning of the 1,5, or 10 year periods at the end of the1, 5, or 10 year periods (or fractional portion).


Each Fund, from time to time, also may advertise its cumulative total return figures. Cumulative total return is the compound rate of return on a hypothetical initial investment of $1,000 for a specified period. Cumulative total return quotations reflect changes in the price of a Fund's shares and assume that all dividends and capital gains distributions during the period were reinvested in shares of that Fund. Cumulative total return is calculated by finding the compound rates of a hypothetical investment over such period, according to the following formula (cumulative total return is then expressed as a percentage):

                                 C = (ERV/P) - 1

Where:

C                   = Cumulative Total Return

P                   = a hypothetical initial investment of $1,000

ERV                 = ending redeemable value; ERV is the value, at the end of the applicable period, of a hypothetical $1,000 investment made at the beginning of the applicable period.





ANNUALIZED TOTAL RETURNS as of October 31, 2001





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


                                                                                      Since       Inception
                                                   1 Yr.        5 Yr.    10 Yr.     Inception       Date
                                                   -----        -----    ------     ---------       ----
Info-Tech & Communications Fund
   Class A Shares (incl. max 5.75% sales charge)   -75.83%      N/A      N/A        -1.92%        10/22/97
   Class B Shares                                  -75.38%      N/A      N/A        -7.78%         9/16/98
   Class C Shares                                  -74.91%      N/A      N/A       -54.11%         1/14/00

Health & Biotechnology Fund
   Class A Shares (incl. max. 5.75% sales charge)  -33.79%      N/A      N/A        25.13%         7/15/99
   Class B Shares                                  -33.74%      N/A      N/A        26.58%         7/15/99
   Class C Shares                                  -31.66%      N/A      N/A         3.35%         1/18/00

Energy & Basic Materials Fund
   Class A Shares (incl. max. 5.75% sales charge)   -7.65%      N/A      N/A         0.31%        10/23/97
   Class B Shares                                   -7.33%      N/A      N/A         8.05%         9/21/98

Financial Services Fund
   Class A Shares (incl. max. 5.75% sales charge)  -19.21%      N/A      N/A        -6.03%          8/1/00
   Class B Shares                                  -19.05%      N/A      N/A        -5.18%          8/1/00
   Class C Shares                                  -16.51%      N/A      N/A        -3.44%          8/1/00

Focus 30 Fund
   Class A Shares (incl. max. 5.75% sales charge)  -21.32%      N/A      N/A       -10.07%         7/12/99
   Class B Shares                                  -20.48%      N/A      N/A        -9.59%         7/12/99
   Class D Shares                                  -16.35%     7.55%    10.50%       8.50%          3/4/91

Growth Fund
   Class A Shares (incl. max. 5.75% sales charge)  -39.40%      N/A      N/A         7.24%        10/22/97
   Class B Shares                                  -39.19%      N/A      N/A         7.11%         9/16/98
   Class C Shares                                  -35.47%      N/A      N/A       -45.78%         3/15/00

Amerigo Fund
   Class A Shares (incl. max. 5.75% sales charge)    N/A        N/A      N/A       -18.52%*         5/1/01
   Class C Shares                                  -27.19%      N/A      N/A       -25.76%         7/13/00
   Class N Shares                                  -26.04%      N/A      N/A         4.07%         7/14/97

Clermont Fund
   Class A Shares (incl. max. 5.75% sales charge)    N/A        N/A      N/A       -14.40%*         5/1/01
   Class C Shares                                    N/A        N/A      N/A       -13.78%*        1/10/01
   Class N Shares                                  -15.89%      N/A      N/A         2.29%         7/14/97

Cash Reserves Fund
   Investor Shares                                   3.78%      N/A      N/A         4.65%         7/18/00
  Institutional Shares                               4.15%      N/A      N/A         5.07%          7/7/00

*  Cumulative Returns


Yield Calculations.

In addition to providing cumulative total return information, the Cash Reserves Fund may also illustrate its performance by providing information concerning its yield and effective yield. Yield and effective yield will be calculated separately for each class of shares of the Fund.

The Cash Reserve Fund's yield is computed by (a) determining the net change in the value of a hypothetical pre-existing account in the Fund having a balance of one share at the beginning of a seven calendar day period for which yield is to be quoted; (b) dividing the net change by the value of the account at the beginning of the period to obtain the base period return; and (c) annualizing the results (i.e., multiplying the base period return by 365/7). The Cash Reserves Fund Investor Class yield for the seven day period ended December 31, 2001 was 1.69% and the seven day effective yield was 1.70%. The Cash Reserves Fund Institutional Class yield for the seven day period ended December 31, 2001 was 2.05% and the seven day effective yield was 2.07%.


In addition, the Cash Reserves Fund may calculate a compound effective annualized yield by determining the net change in the value of a hypothetical pre-existing account in the Fund having a balance of one share at the beginning of a seven calendar day period for which yield is to be quoted according to the following formula:

Effective Yield = [(Base Period return + 1)  365/7] - 1

The net change in the value of the account reflects the value of additional shares, but does not include realized gains and losses or unrealized appreciation and depreciation.

Yield fluctuations may reflect changes in the Fund's net income, and portfolio changes resulting from net purchases or net redemptions of the Fund's shares may affect its yield. Accordingly, the Fund's yield may vary from day to day, and the yield stated for a particular past period is not necessarily representative of the Fund's future yield. The Fund's yield is not guaranteed, and its principal is not insured.

From time to time, in reports and promotional literature, each Fund's performance may be compared to: (1) other groups of mutual funds tracked by: (A) Lipper Analytical Services, a widely-used independent research firm which ranks mutual funds by overall performance, investment objectives, and asset size; (B) Forbes Magazine's Annual Mutual Funds Survey and Mutual Fund Honor Roll; or (C) other financial or business publications, such as Business Week, Money Magazine, and Barron's, which provide similar information; (2) the Consumer Price Index (measure for inflation), which may be used to assess the real rate of return from an investment in each Fund; (3) other government statistics such as GNP, and net import and export figures derived from governmental publications, e.g., The Survey of Current Business, which may be used to illustrate investment attributes of each Fund or the general economic, business, investment, or financial environment in which each Fund operates; (4) Alexander Steele's Mutual Fund Expert, a tracking service which ranks various mutual funds according to their performance; and (5) Morningstar, Inc. which ranks mutual funds on the basis of historical risk and total return. Morningstar's rankings are calculated using the mutual fund's average annual returns for a certain period and a risk factor that reflects the mutual fund's performance relative to three-month Treasury bill monthly returns. Morningstar's rankings range from five star (highest) to one star (lowest) and represent Morningstar's assessment of the historical risk level and total return of a mutual fund as a weighted average for 3, 5, and 10-year periods. In each category, Morningstar limits its five star rankings to 10% of the funds it follows and its four star rankings to 22.5% of the funds it follows. Rankings are not absolute or necessarily predictive of future performance.

In addition, the performance of the Funds may be compared to indices of broad groups of similar but unmanaged securities or other benchmarks considered to be representative of a Fund's holdings.

The performance of the indices that may be used as benchmarks for each Fund's performance, unlike the returns of the Funds, do not include the effect of paying brokerage costs (for equity securities) and other transaction costs that investors normally incur when investing directly in the securities in those indices.

The Trust may also illustrate a particular Fund's investment returns or returns in general by graphs and charts, that compare, at various points in time, the return from an investment in the particular Fund (or returns in general) on a tax-deferred basis (assuming reinvestment of capital gains and dividends and assuming one or more tax rates) with the same return on a taxable basis.

INDEPENDENT ACCOUNTANTS


PricewaterhouseCoopers LLP, whose address is 1177 Avenue of the Americas, New York, NY 10036, serves as the Trust's Independent Accountants providing services including (1) audit of annual financial statements, and (2) assistance and consultation in connection with SEC filings.


The independent auditor for the Portfolio is Ernst & Young LLP, Dallas, Texas.

LEGAL MATTERS

Legal advice regarding certain matters relating to the federal securities laws applicable to the Trust and the offer and sale of its shares has been provided by Clifford Chance Rogers & Wells LLP, 200 Park Avenue, New York, New York 10166, which serves as Counsel to the Trust.

The Trust has agreed that the word "Orbitex" in its name is derived from the name of the Adviser; that such name is the property of the Adviser for copyrights and/or other purposes; and that therefore, such name may freely be used by the Adviser for other investment companies, entities or products. The Trust has further agreed that in the event that for any reason, the Adviser ceases to be its investment adviser, the Trust will, unless the Adviser otherwise consents, promptly take all steps necessary to change its name to one which does not include "Orbitex."

FINANCIAL STATEMENTS


The financial statements of the Info-Tech & Communications Fund, Health & Biotechnology Fund, Energy & Basic Materials Fund and Growth Fund, for the year ended April 30, 2001, and the financial statements for the Financial Services Fund for the nine months ended April 30, 2001, (collectively, the "Funds"), which are included in the Funds' Annual Report to Shareholders dated April 30, 2001, and the financial statements of the Orbitex Focus 30 Fund (the "Fund") for the year ended April 30, 2001, which are included in the Fund's Annual Report to Shareholders dated April 30, 2001, and the financial statements of the Amerigo Fund and the Clermont Fund, for the year ended April 30, 2001 and the financial statements for the Cash Reserves Fund for the year ended December 31, 2001are incorporated herein by reference. These financial statements include the schedules of investments, statements of assets and liabilities, statements of operations, statements of changes in net assets, financial highlights, notes and independent accountants' reports. The financial statements of the Info-Tech & Communications Fund, Health & Biotechnology Fund, Energy & Basic Materials Fund, Financial Services Fund, Focus 30 Fund, Growth Fund, Amerigo Fund and Clermont Fund for the six months ended October 31, 2001, which are included in the Semi-Annual Report to Shareholders dated October 31, 2001 are incorporated herein by reference.

PART C. OTHER INFORMATION

Item 23. FINANCIAL STATEMENTS AND EXHIBITS

     (a) Declaration of Trust of Orbitex Group of Funds (the "Trust), dated December 13, 1996, previously filed in the Registration Statement on January 29, 1997 is incorporated herein by reference.

     (b) By-Laws of the Trust previously filed in the Registration Statement on January 29, 1997 are incorporated herein by reference.

     (c) Not applicable.

     (d)(1) Investment Advisory Agreement, dated June 1, 1997, and as amended and renewed March 16, 2000, by and between the Trust and Orbitex Management, Inc. on behalf of the Orbitex Info-Tech & Communications Fund, Orbitex Internet Fund. Orbitex Emerging Technology Fund, Orbitex Strategic Infrastructure Fund, Orbitex Health & Biotechnology Fund, Orbitex Energy & Basic Materials Fund, Orbitex Financial Services Fund, Orbitex Focus 30 Fund, and Orbitex Growth Fund previously filed as Item 23(d)(1) in Post-Effective Amendment No. 9 is incorporated herein by reference.


          (2) Investment Advisory Agreement, as amended and renewed March 16, 2000 by and between the Trust and Orbitex Management, Inc. on behalf of the Orbitex Info-Tech & Communications Fund, Orbitex Internet Fund. Orbitex Emerging Technology Fund, Orbitex Strategic Infrastructure Fund, orbitex Health & Biotechnology Fund, Orbitex Energy & Basic Materials Fund, Orbitex Financial Services Fund, Orbitex Focus 30 Fund, and Orbitex Growth Fund previously filed as Item 23(d)(1) in Post-Effective Amendment No. 9 is incorporated herein by reference, as amended April 29, 2002 by and between the Trust and Orbitex Management, Inc. on behalf of the Orbitex Info-Tech & Communications Fund, Orbitex Internet Fund. Orbitex Emerging Technology Fund, Orbitex Strategic Infrastructure Fund, Orbitex Health & Biotechnology Fund, Orbitex Energy & Basic Materials Fund, Orbitex Financial Services Fund, Orbitex Focus 30 Fund, Orbitex Growth Fund and Orbitex Cash Reserves Fund, is filed herein with this document.

          (3) Investment Advisory Agreement, dated March 16, 2000, by and between the Trust and Clarke Lanzen Skalla Investment Firm, Inc. on behalf of the Orbitex AdvisorOne Series Amerigo Fund and Orbitex AdvisorOne Series Clermont Fund previously filed as Item 23(d)(2) in Post-Effective Amendment No. 9 is incorporated herein by reference.


     (e) Distribution Agreement, dated March 6, 2000, as amended September 19, 2000, between the Trust and Orbitex Funds Distributor, Inc. previously filed as Item (e) in Post-Effective Amendment No. 13.

     (f) Not applicable.

     (g)(1) Custodian Contract, dated May 14, 1997, by and between the Trust and State Street Bank and Trust Company previously filed as Item (g)(1) in Post-Effective Amendment No. 6 is incorporated herein by reference.

          (2) Custodian Contract, dated September 19, 2000, by and between the Trust and Circle Trust Company previously filed as item (g)(2) in Post-Effective Amendment No. 14 is incorporated herein by reference.

       (h)(1) Transfer Agency and Service Agreement, dated May 14, 1997, by and between the Trust and State Street Bank and Trust Company on behalf of the Orbitex Growth Fund, the Orbitex Info-Tech & Communication Fund and the Orbitex Strategic Natural Resources Fund previously filed as Item
       (h)(1) in Post-Effective Amendment No. 6 is incorporated herein by reference.

          (2) Transfer Agency and Service Agreement dated June 30, 1999, as amended and renewed March 16, 2000, by and between the Trust and American Data Services, Inc. on behalf of the Orbitex Info-Tech & Communications Fund, Orbitex Internet Fund, Orbitex Emerging Technology Fund, Orbitex Strategic Infrastructure Fund, Orbitex Health & Biotechnology Fund, Orbitex Energy & Basic Materials Fund, Orbitex Financial Services Fund, Orbitex Focus 30 Fund, and Orbitex Growth Fund previously filed as Item 23(h)(2) in Post-Effective Amendment No. 9 is incorporated herein by reference.

          (3) Administration Agreement dated June 30, 1999, and amended March 16, 2000, by and between the Trust and American Data Services, Inc. on behalf of the Orbitex Info-Tech & Communications Fund, Orbitex Internet Fund. Orbitex Emerging Technology Fund, Orbitex Strategic Infrastructure Fund, Orbitex Health & Biotechnology Fund, Orbitex Energy & Basic Materials Fund, Orbitex Financial Services Fund, Orbitex Focus 30 Fund, and Orbitex Growth Fund previously filed as
          Item 23(h)(4) in Post-Effective Amendment No. 9 is incorporated herein by reference.

          (4) Form of Individual Retirement Account Agreement previously filed in Pre-Effective Amendment No. 2 to the Registration Statement dated September 26, 1997 is incorporated herein by reference.

          (5) Transfer Agency and Services Agreement dated June 20, 2001, by and between the Trust and Orbitex Data Services, Inc. previously filed as Item (h)(5) in Post-Effective Amendment No. 14 is incorporated herein by reference.

       (i)(1) Opinion and Consent of Rogers & Wells regarding the legality of the securities being registered previously filed in Pre-Effective Amendment No. 2 to the Registration Statement dated September 26, 1997 is incorporated herein by reference.

          (2) Consent of Clifford Chance Rogers & Wells to continued validity of the September 26, 1997 opinion letter previously filed in Post-Effective Amendment No. 4 to the Registration Statement dated August 19, 1998 is incorporated herein by reference.

          (3) Consent of Clifford Chance Rogers & Wells regarding the legality of the securities of the Orbitex Health & Biotechnology Fund, the Orbitex Cash Reserves Fund and the Orbitex Focus 30 Fund previously filed as Item (i)(3) in Post-Effective Amendment No. 6 is incorporated herein by reference.

     (j)(1) Consent of PricewaterhouseCoopers, LLP, Independent Accountants is filed herewith.


          (2) Power of Attorney, dated April 29, 2002, is filed herein with this document.


          (3) Power of Attorney, dated March 16, 2000, previously filed as Exhibit (j3) to Post-Effective Amendment No. 11 to the Registration Statement dated August 1, 2000, is incorporated by reference.

          (3) Schedule for Computation of Performance Quotation previously filed in Post-Effective Amendment No. 1 to the Registration Statement dated March 27, 1998 is incorporated herein by reference.

     (k) Not applicable.

     (l) Form of Shareholder Subscription Agreement by and between Orbitex Management, Inc. and the Trust on behalf of each Fund previously filed in Pre-Effective Amendment No. 2 to the Registration Statement dated September 26, 1997 is incorporated herein by reference.

     (m)(1) Class A Distribution Plan and Agreement Pursuant to Rule 12b-1 under the Investment Company Act of 1940, dated June 1, 1997, and amended March 16, 2000, previously filed as Item 23(m)(1) in Post-Effective Amendment No. 9 is incorporated herein by reference.

          (2) Class B Distribution Plan and Agreement Pursuant to Rule 12b-1 under the Investment Company Act of 1940, and amended March 16, 2000, previously filed as Item 23(m)(2) in Post-Effective Amendment No. 9 is incorporated herein by reference.

          (3) Class C Distribution Plan and Agreement Pursuant to Rule 12b-1 under the Investment Company Act of 1940 previously filed as Item 23(m)(3) in Post-Effective Amendment No. 9 is incorporated by reference.

          (4) Shareholder Services Plan and Shareholder Servicing Agreement (Non-Rule 12b-1 Plan) approved May 27, 1998 previously filed in Post-Effective Amendment No. 4 to the Registration Statement dated August 19, 1998 is incorporated herein by reference.


     (n) Revised Rule 18f-3 Plan for Multiple Classes of Shares dated March 16, 2000, previously filed as Exhibit (o) to Post-Effective Amendment No. 11 to the Registration Statement dated August 1, 2000, is incorporated by reference.

     (p) Code of Ethics of ORBITEX Group of Funds, Orbitex Management Inc., Clarke Lanzen Skalla Investment Firm, Inc. and Orbitex Funds Distribution, Inc., filed as Exhibit (p) to Post-Effective Amendment No. 10 to the Registration Statement dated June 5, 2000, is incorporated by reference, and as amended and renewed June 29, 2000, is filed herein with this document.

     (p)(2) Code of Ethics AMR Investment Services, Trust, American AAAdvantage Funds, American AAdvantage Mileage Funds and American Select Funds, previously filed as Exhibit (p3) to Post-Effective Amendment No. 14 to the Registration Statement dated May 1, 2001, is incorporated by reference.

     (p3) Code of Ethics AMR Investment Services, Inc., previously filed as Exhibit (P)(3) to

     Post-Effective Amendment No. 14 to the Registration Statement dated May 1, 2001, is incorporated by reference.

     (q) Subadvisory Agreement, dated June 29, 2000, by and between Century Capital Management, Inc. and Orbitex Management, Inc. and the Trust, previously filed as Exhibit (q) to Post-Effective Amendment No. 11 to the Registration Statement dated August 1, 2000, is incorporated by reference.

Item 24 PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE FUND

     Not applicable.

Item 25. INDEMNIFICATION

Reference is made to Article VI of the Registrant's Amended Declaration of Trust previously filed in the Registration Statement on January 29, 1997.

The Registrant will indemnify its Trustees and officers to the extent permitted by law. Indemnification may not be made if the Trustee or officer has incurred liability by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of duties in the conduct of his office ("Disabling Conduct"). The means of determining whether indemnification shall be made are (1) a final decision on the merits by a court or other body before whom the proceeding is brought that the Trustees or officer was not liable by reason of Disabling Conduct, or (2) in the absence of such a decision, a reasonable determination, based on a review of the facts, that the Trustee or officer was not liable by reason of Disabling Conduct. Such latter determination may be made either by

(a) vote of a majority of Trustees who are neither interested persons (as defined in the Investment Company Act of 1940) nor parties to the proceeding or
(b) independent legal counsel in a written opinion. The advancement of legal expenses may not occur unless the Trustee or officer agrees to repay the advance (if it is determined that he is not entitled to the indemnification) and one of three other conditions is satisfied: (1) he provides security for his agreement to repay; (2) the Registrant is insured against loss by reason of lawful advances; (3) the Trustees who are not interested persons and are not parties to the proceedings, or independent counsel in a written opinion, determine that there is a reason to believe that the Trustee or officer will be found entitled to indemnification.

Insofar as indemnification for liability arising under the Securities Act of 1933 (the "1933 Act") may be permitted to Trustees, officers, controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

Item 26. BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT ADVISER

Certain information pertaining to business and other connections of the Registrant's Advisers, Orbitex Management, Inc. and Clarke Lanzen Skalla Investment Firm, Inc. is hereby incorporated herein by reference to the section of the Prospectus captioned "Management" and to the section of the Statement of Additional Information captioned "Investment Management and Other Services." The information required by this Item 26 with respect to each director, officer or partner of Orbitex Management, Inc. and Clarke Lanzen Skalla Investment Firm, Inc. is incorporated by reference to Form ADV filed by Orbitex Management, Inc. and Clarke Lanzen Skalla Investment Firm, Inc. with the Securities and Exchange Commission pursuant to the Investment Advisers Act of 1940, as amended (File No. 801-52312).

ITEM 27. PRINCIPAL UNDERWRITERS.

                  (a) The principal underwriter of the Company's shares, Orbitex Funds Distributor, Inc. ("OFDI"), currently acts as a principal underwriter, depositor or investment adviser for the ORBITEX Group of Funds.

         OFDI is registered with the Securities and Exchange Commission as a broker-dealer and is a member of the National Association of Securities Dealers. OFDI is an indirect wholly-owned subsidiary of Orbitex Financial Services Group, Inc.

         (b) The following table contains information with respect to each director, officer or partner OFDI:


Name and Principal       Positions and Offices           Positions and Offices
Business Address*           with Underwriter                  with Registrant
------------------       ---------------------           ---------------------
Edward W. Collinse       Director, President, CEO                  None


Vali Nasr                Treasurer                           Vice President,
                                                                Treasurer

Ann Welsh                Chief Compliance                          None
                         Officer

Everett Alcenat          Chief Operating                           None
                         Officer, Vice President

Theresa Retaci           Secretary                                 None

* Unless otherwise indicated, all addresses are: One Station Place, Metro Center, Stamford, CT 06902

       (c) Not applicable.

Item 28. LOCATION OF ACCOUNTS AND RECORDS

The following entities prepare, maintain and preserve the records required by
Section 31 (a) of the 1940 Act for the Registrant. These services are provided to the Registrant through written agreements between the parties to the effect that such services will be provided to the Registrant for such periods prescribed by the rules and regulations of the Securities and Exchange Commission under the 1940 Act and such records are the property of the entity required to maintain and preserve such records and will be surrendered promptly on request.


Circle Trust Company ("Circle Trust") provides custodian services pursuant to a Custodian Contract between Circle Trust and the Trust. Orbitex Data Services, Inc. ("ODS")provides transfer agent and dividend disbursing services pursuant to a Transfer Agency and Service Agreement between ODS and the Trust. In such capacities, ODS provides pricing for each Fund's portfolio securities, keeps records regarding securities and other assets in custody and in transfer, bank statements, canceled checks, financial books and records, and keeps records of each shareholder's account and all disbursement made to shareholders. Orbitex Management, Inc., and Clarke Lanzen Skalla Investment Firm, Inc., pursuant to their Investment Advisory Agreements with respect to the Fund, maintains all records required pursuant to such agreement. American Data Services, Inc., maintain all records required pursuant to such agreements. Orbitex Funds Distributor, Inc., as principal underwriter for the Trust, maintains all records required to be kept pursuant to the Distribution Agreement with the Trust, and such other records as must be maintained pursuant to the Trust's Distribution Plan and Agreement adopted to Rule 12b-1 under the 1940 Act.


Item 29. MANAGEMENT SERVICES

     Not applicable.

Item 30. UNDERTAKINGS.

     Not applicable.

                                   Signatures

Pursuant to the requirements of the Securities Act of 1933, and Investment Company Act of 1940, the Registrant has duly caused this amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the State of New York on the 31st day of August 2001.


                                            ORBITEX GROUP OF FUNDS
                                             (Registrant)

                                            By: /s/ Richard E. Stierwalt
                                               --------------------------------
                                               Richard E. Stierwalt, President

Pursuant to the requirements of the Securities Act of 1933, as amended this Amendment to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated.


/s/ Richard E. Stierwalt    Trustee, Chairman and President      April 29, 2002
-------------------------
  Richard E. Stierwalt


 /s/ Ronald S. Altbach*     Trustee                              April 29, 2002
-------------------------
    Ronald S. Altbach


 /s/ Stephen H. Hamrick*    Trustee                              April 29, 2002
-------------------------
   Stephen H. Hamrick


      /S/ Vali Nasr         Treasurer                            April 29, 2002
-------------------------
        Vali Nasr


     /s/ M. Fyzul Khan      Secretary                            April 29, 2002
-------------------------
       M. Fyzul Khan


* By: Richard E. Stierwalt, Attorney-in-Fact

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, AMR Investment Services Trust has duly caused this Post-Effective Amendment No. 15 to the Registration Statement on Form N-1A of the Orbitex Group of Funds to be signed on its behalf by the undersigned only with respect to disclosures relating to the Money Market Portfolio, a series of the AMR Investment Services Trust, hereunto duly authorized, in the City of Fort Worth and the State of Texas on April 29, 2002.


                                           AMR INVESTMENT SERVICES TRUST

                                           By:  /s/ William F. Quinn
                                              ----------------------------------
                                                    William F. Quinn, President

Attest
By:  /s/ Barry Y. Greenberg
   ----------------------------------------
         Barry Y. Greenberg, Vice President
         and Assistant Secretary


     Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 15 to the Registration Statement on Form N-1A of the Orbitex Group of Funds has been signed below by the following persons in the capacities and on the dates indicated only with respect to disclosures relating to the Money Market Portfolio, a series of the AMR Investment Services Trust.


By: /s/ William F. Quinn                 President and        April 29, 2002
    ---------------------------          Trustee
       William F. Quinn

By: Alan D. Feld*                        Trustee              April 29, 2002
    ---------------------------
       Alan D. Feld

By: Dee J. Kelly, Jr.*                   Trustee              April 29, 2002
    ---------------------------
       Dee J. Kelly, Jr.

By: Stephen D. O'Sullivan*               Trustee              April 29, 2002
    ---------------------------
       Stephen D. O'Sullivan

By: R. Gerald Turner*                    Trustee              April 29, 2002
    ---------------------------
       R. Gerald Turner

By: Kneeland Youngblood*                 Trustee              April 29, 2002
    ---------------------------
       Kneeland Youngblood


*By: /s/ William F. Quinn
     --------------------------
       William F. Quinn
       Attorney-in-Fact

                                INDEX TO EXHIBITS


Exhibit Description - (d)(2) Investment Advisory Agreement

                      (j)(1) Consent of PricewaterhouseCoopers LLC, independent
                             auditors

                      (j)(2) Power of Attorney

                      (p)    Code of Ethics of Orbitex Group of Funds